Vanguard Emerging Markets Stock Index Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (98.0%)
Brazil (6.1%)
Vale SA	35,599,852	414,310
B3 SA - Brasil Bolsa Balcao	27,748,224	337,454
Petroleo Brasileiro SA	61,608,675	268,092
Itau Unibanco Holding SA Preference Shares	41,734,463	215,131
Banco Bradesco SA Preference Shares	41,820,540	179,899
Ambev SA	59,049,044	157,342
Petroleo Brasileiro SA Preference Shares	34,252,327	145,767
Magazine Luiza SA	8,990,721	139,104
Itau Unibanco Holding SA ADR	25,520,745	130,156
Weg SA	10,071,279	130,029
Itausa - Investimentos Itau SA Preference Shares	61,125,884	125,028
Vale SA Class B ADR	8,762,450	101,995
Natura & Co. Holding SA	10,374,153	93,548
Lojas Renner SA	10,710,139	84,444
Notre Dame Intermedica Participacoes SA	6,227,921	79,703
Lojas Americanas SA Preference Shares	11,722,903	76,631
Banco do Brasil SA	11,664,152	75,085
Raia Drogasil SA	3,108,010	73,939
Localiza Rent a Car SA	7,545,533	73,654
Petroleo Brasileiro SA ADR	7,871,147	67,141
* Suzano SA	7,814,214	62,915
* Rumo SA	14,315,779	60,978
* B2W Cia Digital	2,647,332	60,553
Equatorial Energia SA	12,322,792	60,308
Banco Bradesco SA	14,773,711	58,709
Telefonica Brasil SA Preference Shares	5,595,821	56,478
Jbs SA	13,409,348	55,369
Banco Bradesco SA ADR	12,850,420	54,229
Banco BTG Pactual SA (BVMF)	3,231,448	53,534
BB Seguridade Participacoes SA	9,138,619	48,754
* Via Varejo SA	12,794,436	47,876
Ccr SA	15,153,709	43,458
Petrobras Distribuidora SA	9,897,733	43,070
Cogna Educacao	25,300,369	40,158
Centrais Eletricas Brasileiras SA	5,547,095	39,281
Ultrapar Participacoes SA	10,604,709	38,503
Hypera SA	5,468,555	37,865
Gerdau SA Preference Shares	11,080,190	37,065
Sul America SA	3,799,426	36,927
Cosan SA	2,110,461	36,573
1 Hapvida Participacoes e Investimentos SA	2,866,912	35,800
* Brf SA	8,291,770	32,903
Totvs SA	6,583,162	32,597
Energisa SA	3,458,891	32,589
Cia de Saneamento Basico do Estado de Sao Paulo	2,484,672	28,983

	YDUQS Participacoes SA	4,078,348	26,496
	TIM Participacoes SA	8,564,002	25,857
	Cia Energetica de Minas Gerais Preference Shares	11,197,686	25,759
	Bradespar SA Preference Shares	3,028,724	24,995
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,085,033	24,103
	Cia Brasileira de Distribuicao	1,703,974	23,192
	Atacadao SA	5,305,812	22,824
*	Eneva SA	2,348,929	22,681
	Centrais Eletricas Brasileiras SA Preference Shares	2,970,811	21,897
	Engie Brasil Energia SA	2,387,392	21,130
^	Banco Santander Brasil SA (XNYS)	3,658,521	20,927
	Klabin SA	5,228,910	20,709
	BR Malls Participacoes SA	10,575,340	20,070
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,813,432	20,045
	Cia de Saneamento do Parana	3,292,962	19,348
	Itau Unibanco Holding SA	3,800,912	18,143
	Qualicorp Consultoria e Corretora de Seguros SA	3,350,628	17,985
	IRB Brasil Resseguros SA	11,234,814	17,165
	Cia de Locacao das Americas	4,615,744	16,927
	Transmissora Alianca de Energia Eletrica SA	3,003,460	16,674
	Fleury SA	3,235,770	15,886
	Cielo SA	15,178,382	15,625
	Cia Energetica de Sao Paulo Preference Shares	2,526,848	15,500
	CPFL Energia SA	2,571,447	15,478
	Lojas Americanas SA	2,615,951	15,440
	Cia Paranaense de Energia ADR	1,211,564	15,205
	Metalurgica Gerdau SA Preference Shares Class A	9,714,555	14,973
	MRV Engenharia e Participacoes SA	4,021,479	14,755
	Multiplan Empreendimentos Imobiliarios SA	3,615,660	14,652
*	Azul SA Prior Preference Shares.	3,758,843	14,635
	EDP - Energias do Brasil SA	4,073,768	14,494
	Alpargatas SA Preference Shares	2,352,533	14,188
*	Marfrig Global Foods SA	5,117,099	14,135
	Banco Inter SA	1,211,910	14,074
	Neoenergia SA	3,276,706	13,285
	Porto Seguro SA	1,279,413	13,251
	Duratex SA	4,043,928	12,481
*	Light SA	3,205,710	11,615
	Cia de Transmissao de Energia Eletrica Paulista Preference S hares	2,583,375	11,162
	Cia Siderurgica Nacional SA	4,634,861	10,884
^	Gerdau SA ADR	3,214,351	10,736
	Ez Tec Empreendimentos e Participacoes SA	1,298,677	10,249
*,1	Locaweb Servicos de Internet SA	1,098,600	10,088
*	Embraer SA	6,735,692	9,826
^	Cia Siderurgica Nacional SA ADR	4,197,860	9,697
	Odontoprev SA	3,589,006	9,508
*	Aliansce Sonae Shopping Centers SA	1,732,922	9,215
*	Minerva SA	3,533,986	9,200
	Linx SA	1,804,067	9,140
	Sao Martinho SA	2,217,503	9,101
	Cia de Saneamento de Minas Gerais-COPASA	867,090	9,067
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,589,878	8,712
	M Dias Branco SA	1,145,881	8,584
*	Omega Geracao SA	1,095,305	8,315
*	Gol Linhas Aereas Inteligentes SA Preference Shares	2,286,506	7,850
	Banco Santander Brasil SA (BVMF)	1,354,431	7,761
	Banco Pan SA Preference Shares	4,098,156	7,754

	Iguatemi Empresa de Shopping Centers SA	1,194,021	7,679
*	Petro Rio SA	1,011,600	7,677
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,765,872	7,561
	Cia Brasileira de Distribuicao ADR	554,044	7,552
	TIM Participacoes SA ADR	495,577	7,404
	Santos Brasil Participacoes SA	6,792,322	7,240
	CVC Brasil Operadora e Agencia de Viagens SA	1,769,820	7,057
	Braskem SA Preference Shares	1,584,227	6,924
	Alupar Investimento SA	1,472,167	6,815
	Construtora Tenda SA	1,028,957	6,590
*	Cosan Logistica SA	1,683,600	6,532
*	EcoRodovias Infraestrutura e Logistica SA	2,326,599	6,476
*	Anima Holding SA	1,171,526	6,454
	AES Tiete Energia SA	2,164,983	6,292
	Arezzo Industria e Comercio SA	607,810	6,147
	JHSF Participacoes SA	3,365,000	5,947
	Movida Participacoes SA	1,797,070	5,736
	Grendene SA	3,738,749	5,461
	Randon Participacoes SA Preference Shares	2,423,673	5,459
*	Vivara Participacoes SA	1,270,700	5,400
	SLC Agricola SA	1,197,507	5,326
	Telefonica Brasil SA ADR	510,566	5,152
	BK Brasil Operacao e Assessoria a Restaurantes SA	2,505,729	5,063
	BR Properties SA	2,816,674	5,005
	Cia Hering	1,721,076	4,883
*	Embraer SA ADR	831,713	4,807
^	Cia Energetica de Minas Gerais ADR	2,028,705	4,707
	LOG Commercial Properties e Participacoes SA	666,218	4,700
*,§	Banco BTG Pactual SA	429,821	4,531
	Marcopolo SA Preference Shares	7,846,599	4,482
*	Grupo SBF SA	799,516	4,462
	JSL SA	801,600	4,427
	Iochpe Maxion SA	1,779,917	4,384
^	Braskem SA ADR	478,034	4,202
	Guararapes Confeccoes SA	1,179,860	4,037
	Camil Alimentos SA	1,695,400	4,001
	Even Construtora e Incorporadora SA	1,379,748	3,909
1	Banco Inter SA Preference Shares	911,266	3,595
	Cia Energetica de Minas Gerais	1,450,551	3,398
	Instituto Hermes Pardini SA	625,360	3,357
	Cia Paranaense de Energia Preference Shares	263,705	3,356
	Direcional Engenharia SA	1,079,543	3,346
	Centrais Eletricas Brasileiras SA ADR	449,147	3,306
	Unipar Carbocloro SA Preference Shares	616,836	3,234
*	Tupy SA	909,992	3,175
*,§	Banco BTG Pactual SA Preferred Subscription Receipt	859,642	3,098
	Centrais Eletricas Brasileiras SA ADR Preference Shares	313,592	2,402
	Smiles Fidelidade SA	803,580	2,352
	Jereissati Participacoes SA	487,600	2,334
	Enauta Participacoes SA	1,109,230	2,330
1	Ser Educacional SA	760,628	2,279
	Wiz Solucoes e Corretagem de Seguros SA	1,086,119	2,153
	Cia Paranaense de Energia	162,581	2,068
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	951,698	2,009
	Mahle-Metal Leve SA	525,673	1,839
	Alliar Medicos A Frente SA	602,500	1,312

*	Brf SA ADR	309,738	1,233
*	CVC Brasil Operadora e Agencia de Viagens SA Rights Exp. 08/13/2020	278,622	865
*	IRB Brasil Resseguros SA Rights Exp. 08/12/2020	4,037,660	774
*	B2W Cia Digital Rights Exp. 08/25/2020	175,491	235
	Ambev SA ADR	80,272	215
*	Banco Inter SA Rights Exp. 08/07/2020	2,590	16
*	Banco Inter SA Preference Shares Rights Exp. 08/07/2020	1,948	5
*	Oi SA ADR	1	—
*	Banco HSBC Bamerindus SA	52,300	—
			5,232,142
Chile (0.7%)
	Banco de Chile	592,216,688	56,855
	Empresas COPEC SA	6,630,567	54,126
	Enel Americas SA	316,272,300	49,071
	Falabella SA	10,728,146	38,261
	Empresas CMPC SA	16,242,891	35,980
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,038,607	31,622
	Cencosud SA	18,145,418	31,614
	Enel Chile SA	293,135,243	25,168
	Banco de Credito e Inversiones SA	611,593	21,812
	Banco Santander Chile	453,486,716	19,737
	Sociedad Quimica y Minera de Chile SA ADR	591,060	18,057
	Colbun SA	98,694,305	17,859
	Banco Santander Chile ADR	981,038	16,786
	Cia Cervecerias Unidas SA	2,004,933	15,575
	Parque Arauco SA	8,197,410	14,022
	Empresa Nacional de Telecomunicaciones SA	1,871,226	13,343
	Aguas Andinas SA Class A	37,324,766	13,121
	Enel Americas SA ADR	1,639,605	12,412
	Cencosud Shopping SA	6,587,426	12,225
	Engie Energia Chile SA	6,686,235	9,583
	Itau CorpBanca Chile SA	2,314,201,980	8,189
*	Cap SA	998,040	7,515
	Plaza SA	4,033,928	7,173
	Smu SA	39,524,631	7,049
	AES Gener SA	38,423,033	6,588
	Embotelladora Andina SA Preference Shares	2,553,455	6,408
	Inversiones Aguas Metropolitanas SA	6,741,307	5,877
	Sonda SA	7,096,899	5,718
	Enel Chile SA ADR	1,322,117	5,526
	Vina Concha y Toro SA	3,218,970	5,357
*	Latam Airlines Group SA	3,024,840	5,198
	Ripley Corp. SA	14,356,234	4,912
*	Cia Sud Americana de Vapores SA	165,381,190	4,293
	Inversiones La Construccion SA	449,396	3,176
	Salfacorp SA	4,524,748	2,637
	Besalco SA	3,055,631	1,710
	Forus SA	1,032,492	1,371
*,^	Latam Airlines Group SA ADR	86,113	152
			596,078
China (43.0%)
*	Alibaba Group Holding Ltd. ADR	23,876,852	5,993,567
	Tencent Holdings Ltd.	77,768,382	5,334,772
*	Meituan Dianping Class B	48,683,269	1,204,740
	China Construction Bank Corp. Class H	1,248,384,103	910,235
	Ping An Insurance Group Co. of China Ltd.	73,344,813	773,878

*	JD.com Inc. ADR	11,479,902	732,303
	Industrial & Commercial Bank of China Ltd. Class H	1,088,409,614	637,744
	China Mobile Ltd.	71,810,549	490,189
	NetEase Inc. ADR	1,006,340	461,326
*	Baidu Inc. ADR	3,687,931	440,339
*	TAL Education Group ADR	4,976,422	389,007
	Bank of China Ltd. Class H	1,066,395,735	355,119
*	Pinduoduo Inc. ADR	3,744,183	343,716
*,1	Xiaomi Corp. Class B	160,465,720	307,623
	China Merchants Bank Co. Ltd. Class H	59,604,795	278,175
*	New Oriental Education & Technology Group Inc. ADR	1,860,252	260,807
*,1	Wuxi Biologics Cayman Inc.	11,601,522	239,500
	China Life Insurance Co. Ltd. Class H	103,313,734	236,993
	CNOOC Ltd.	216,669,883	228,695
	Kweichow Moutai Co. Ltd. Class A (XSSC)	797,167	191,725
	ZTO Express Cayman Inc. ADR	5,159,120	191,145
*	Trip.com Group Ltd. ADR	6,372,438	173,330
	Sino Biopharmaceutical Ltd.	132,250,444	172,770
	Sunny Optical Technology Group Co. Ltd.	8,800,975	165,274
	Agricultural Bank of China Ltd. Class H	453,793,343	161,073
	Sunac China Holdings Ltd.	33,658,526	158,709
	China Overseas Land & Investment Ltd.	51,975,341	158,377
*	Alibaba Health Information Technology Ltd.	56,047,112	155,143
	China Petroleum & Chemical Corp. Class H	363,672,822	154,932
	China Resources Land Ltd.	37,129,325	154,752
	ANTA Sports Products Ltd.	16,294,805	154,686
	Geely Automobile Holdings Ltd.	71,545,743	150,088
	CSPC Pharmaceutical Group Ltd.	71,106,456	149,762
	China Resources Beer Holdings Co. Ltd.	21,219,124	147,558
	Anhui Conch Cement Co. Ltd. Class H	17,745,135	134,191
*,^	NIO Inc. ADR	11,076,088	132,248
*	Vipshop Holdings Ltd.	5,680,815	129,352
	Country Garden Holdings Co. Ltd.	100,508,469	129,073
	ENN Energy Holdings Ltd.	10,249,855	124,246
	Shenzhou International Group Holdings Ltd.	9,740,933	116,353
1	Longfor Group Holdings Ltd.	23,516,101	116,218
	Ping An Insurance Group Co. of China Ltd. Class A	10,672,707	115,940
1	China Tower Corp. Ltd. Class H	633,682,936	115,285
	China Pacific Insurance Group Co. Ltd. Class H	39,624,992	114,810
	China Gas Holdings Ltd.	35,547,211	106,916
*,1	Innovent Biologics Inc.	17,153,320	105,350
	Country Garden Services Holdings Co. Ltd.	16,976,331	102,424
*	Tencent Music Entertainment Group ADR	6,242,891	100,760
^	BYD Co. Ltd. Class H	10,576,656	99,650
	China Conch Venture Holdings Ltd.	22,012,018	94,689
	CITIC Securities Co. Ltd. Class H	40,472,087	94,376
*,^	GDS Holdings Ltd. ADR	1,147,500	92,133
	China Vanke Co. Ltd. Class H	29,103,800	91,748
	PetroChina Co. Ltd. Class H	262,405,227	91,252
*,^	Bilibili Inc. ADR	2,040,443	88,923
	Kweichow Moutai Co. Ltd. Class A (XSHG)	366,461	88,137
	China Shenhua Energy Co. Ltd. Class H	50,434,360	83,509
*,1	Ping An Healthcare and Technology Co. Ltd.	4,865,900	83,147
	Kingdee International Software Group Co. Ltd.	29,967,284	82,884
^	China Evergrande Group	29,428,057	82,669
	China National Building Material Co. Ltd. Class H	52,731,473	81,891
	Shimao Group Holdings Ltd.	19,142,423	81,228

	Hengan International Group Co. Ltd.	9,504,026	79,797
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	31,011,844	78,974
	Li Ning Co. Ltd.	24,393,480	78,625
	Yihai International Holding Ltd.	6,361,648	78,047
*	58.com Inc. ADR	1,339,768	74,183
	PICC Property & Casualty Co. Ltd. Class H	91,682,207	72,451
	China Minsheng Banking Corp. Ltd. Class H	113,724,094	71,629
	Huazhu Group Ltd. ADR	2,053,196	70,486
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,236,198	69,704
1	Postal Savings Bank of China Co. Ltd. Class H	126,109,010	69,478
	Autohome Inc. ADR	774,593	67,893
*	iQIYI Inc. ADR	3,077,249	64,930
	Guangdong Investment Ltd.	39,572,021	63,979
	Bank of Communications Co. Ltd. Class H	114,725,609	63,683
	CITIC Ltd.	67,207,026	63,080
*	Zai Lab Ltd. ADR	787,862	59,964
	China Resources Gas Group Ltd.	12,082,405	59,596
	Kingsoft Corp. Ltd.	11,652,078	59,373
*	JOYY Inc. ADR	727,666	58,082
§	Haier Electronics Group Co. Ltd.	16,561,535	57,548
*,1	Hansoh Pharmaceutical Group Co. Ltd.	13,098,000	56,731
	China Telecom Corp. Ltd. Class H	187,355,743	55,631
	China Jinmao Holdings Group Ltd.	79,484,771	54,122
	Zijin Mining Group Co. Ltd. Class H	85,086,097	53,490
*,^	GSX Techedu Inc. ADR	597,946	53,289
	Weichai Power Co. Ltd. Class H	24,614,294	52,716
	New China Life Insurance Co. Ltd. Class H	13,249,205	51,843
	Zhongsheng Group Holdings Ltd.	8,332,406	51,509
*	Haitong Securities Co. Ltd. Class H	55,228,070	51,380
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	3,578,619	48,431
	China CITIC Bank Corp. Ltd. Class H	110,219,476	48,092
	China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	1,316,282	45,867
	Great Wall Motor Co. Ltd. Class H	46,547,375	45,441
	China Unicom Hong Kong Ltd.	79,847,981	44,414
	Guangzhou Automobile Group Co. Ltd. Class H	45,608,820	43,592
	Luxshare Precision Industry Co. Ltd. Class A (XSHE)	5,054,183	42,657
	China Merchants Bank Co. Ltd. Class A (XSSC)	8,492,749	42,326
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	1,356,162	42,273
	CIFI Holdings Group Co. Ltd.	45,955,897	41,311
	Sinopharm Group Co. Ltd. Class H	17,075,625	40,696
	China Resources Cement Holdings Ltd.	29,517,076	40,412
	China Communications Construction Co. Ltd. Class H	67,298,670	39,203
	Momo Inc. ADR	2,087,906	38,564
	Brilliance China Automotive Holdings Ltd.	37,425,099	38,217
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	51,061,779	36,284
	BYD Electronic International Co. Ltd.	10,333,029	36,275
	GF Securities Co. Ltd. Class A (XSHE)	16,187,255	36,171
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,495,109	35,502
*,1	China International Capital Corp. Ltd. Class H	14,860,740	35,145
1	People's Insurance Co. Group of China Ltd. Class H	107,017,422	34,819
	China Taiping Insurance Holdings Co. Ltd.	19,603,000	34,783
*,^,1 CanSino Biologics Inc. Class H		981,600	34,468
	Industrial Bank Co. Ltd. Class A (XSSC)	15,261,465	34,235
	Fosun International Ltd.	29,806,625	33,988
	Tsingtao Brewery Co. Ltd. Class H	3,810,736	33,971
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	22,816,031	33,851
	Kunlun Energy Co. Ltd.	40,157,541	33,643

1	Huatai Securities Co. Ltd. Class H	18,372,808	33,220
1	CGN Power Co. Ltd. Class H	155,594,514	32,744
	China Longyuan Power Group Corp. Ltd. Class H	45,358,493	32,494
	China Resources Power Holdings Co. Ltd.	25,235,149	32,172
*	China Biologic Products Holdings Inc.	299,485	31,850
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,187,871	31,639
1	China Galaxy Securities Co. Ltd. Class H	52,534,875	31,425
	Beijing Enterprises Water Group Ltd.	73,502,691	31,238
^,1	China Feihe Ltd.	16,083,000	30,954
	KWG Group Holdings Ltd.	17,261,797	30,789
	ZTE Corp. Class H	10,241,239	30,330
*	SINA Corp.	747,350	30,156
	Muyuan Foodstuff Co. Ltd. Class A (XSHE)	2,299,307	30,126
	Gree Electric Appliances Inc. of Zhuhai Class A (XSHE)	3,661,200	29,837
	China Everbright International Ltd.	48,050,203	29,705
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSHE)	5,555,769	29,456
	WuXi AppTec Co. Ltd. Class A (XSSC)	1,812,970	29,364
	Kingboard Holdings Ltd.	9,757,608	28,538
	Dongfeng Motor Group Co. Ltd. Class H	39,280,430	28,120
	Sinotruk Hong Kong Ltd.	8,990,967	28,058
	CRRC Corp. Ltd. Class H	63,132,812	27,479
*,^,1 ZhongAn Online P&C Insurance Co. Ltd. Class H		4,549,093	27,273
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	4,370,290	27,253
	Wanhua Chemical Group Co. Ltd. Class A (XSHG)	2,749,308	26,614
*,^	Weibo Corp. ADR	762,489	26,352
*	Genscript Biotech Corp.	11,977,320	26,027
1	A-Living Services Co. Ltd. Class H	4,561,663	25,765
*	51job Inc. ADR	375,236	25,471
*	Seazen Group Ltd.	26,611,824	25,237
	CSC Financial Co. Ltd. Class A	3,617,577	25,197
	TravelSky Technology Ltd. Class H	12,936,867	24,884
	China Railway Construction Corp. Ltd. Class H	30,827,689	24,657
	Huatai Securities Co. Ltd. Class A (XSSC)	8,272,931	24,636
*	Alibaba Pictures Group Ltd.	176,249,250	24,600
	China Lesso Group Holdings Ltd.	12,481,317	24,148
	Agile Group Holdings Ltd.	18,993,226	24,101
	Aier Eye Hospital Group Co. Ltd. Class A	3,704,398	24,065
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,838,279	24,021
	Logan Group Co. Ltd.	13,825,165	23,959
	Beijing Enterprises Holdings Ltd.	6,823,767	23,880
1	Topsports International Holdings Ltd.	19,760,000	23,796
	China Yangtze Power Co. Ltd. Class A (XSHG)	8,999,991	23,688
	Far East Horizon Ltd.	28,655,130	23,641
*,^	Baozun Inc. ADR	561,913	23,634
	Huaneng Power International Inc. Class H	54,715,822	23,376
*,^,1 Hua Hong Semiconductor Ltd.		5,221,188	22,987
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	457,569	22,766
	Wingtech Technology Co. Ltd. Class A	1,033,431	22,711
	Anhui Gujing Distillery Co. Ltd. Class B	2,051,906	22,633
	China Construction Bank Corp. Class A (XSSC)	25,753,909	22,585
^,1	Jinxin Fertility Group Ltd.	16,150,000	22,583
	Nine Dragons Paper Holdings Ltd.	21,266,910	22,337
	China Cinda Asset Management Co. Ltd. Class H	118,289,276	22,308
^,1	Haidilao International Holding Ltd.	4,827,000	22,228
	China Molybdenum Co. Ltd. Class H	54,184,171	22,008
	Agricultural Bank of China Ltd. Class A (XSHG)	47,553,500	22,008
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	4,179,492	21,926

	Ping An Bank Co. Ltd. Class A (XSHE)	11,357,604	21,690
*	21Vianet Group Inc. ADR	997,545	21,687
*,^	GOME Retail Holdings Ltd.	149,422,708	21,603
	LONGi Green Energy Technology Co. Ltd. Class A (XSSC)	2,632,158	21,497
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	12,055,426	21,434
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	29,655,370	21,370
^,1	WuXi AppTec Co. Ltd. Class H	1,410,166	21,262
*	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	20,530,732	21,167
	China Aoyuan Group Ltd.	16,704,071	21,065
*,^,1 Weimob Inc.		15,082,000	20,844
	China Communications Services Corp. Ltd. Class H	32,010,821	20,752
^	Tianneng Power International Ltd.	8,939,156	20,749
*,^	HUYA Inc. ADR	849,626	20,663
*,^,1 Tongcheng -Elong Holdings Ltd.		11,232,800	20,636
*	JD.com Inc. Class A	664,136	20,635
	China Oilfield Services Ltd. Class H	26,396,348	20,596
	Yanzhou Coal Mining Co. Ltd. Class H	26,344,023	20,593
	Agricultural Bank of China Ltd. Class A (XSSC)	44,322,695	20,513
	Jiangxi Copper Co. Ltd. Class H	17,130,722	20,475
	China Medical System Holdings Ltd.	16,813,584	20,416
	East Money Information Co. Ltd. Class A	5,341,336	20,396
^	Chinasoft International Ltd.	26,621,155	20,305
	China Merchants Port Holdings Co. Ltd.	17,650,671	20,195
*,1	3SBio Inc.	16,434,586	20,000
	China Railway Group Ltd. Class H	39,345,604	19,918
	China Hongqiao Group Ltd.	34,635,500	19,892
	Poly Developments and Holdings Group Co. Ltd. Class A (XSSC)	8,858,870	19,772
	Shenzhen International Holdings Ltd.	11,998,978	19,582
	AviChina Industry & Technology Co. Ltd. Class H	32,860,476	19,565
	Bank of China Ltd. Class A (XSSC)	40,661,200	19,398
*,1	China Literature Ltd.	2,919,164	19,209
	China Life Insurance Co. Ltd. Class A	3,668,840	19,160
	Poly Property Services Co. Ltd.	1,812,600	19,082
	Yangzijiang Shipbuilding Holdings Ltd.	28,020,298	18,777
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSEC)	376,787	18,747
	China Overseas Property Holdings Ltd.	17,576,311	18,359
	Times China Holdings Ltd.	10,257,884	18,177
	China Everbright Bank Co. Ltd. Class H	47,830,956	17,976
	Haitian International Holdings Ltd.	7,786,180	17,915
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	1,323,043	17,905
	Jiangsu Expressway Co. Ltd. Class H	16,659,976	17,870
	China Vanke Co. Ltd. Class A (XSHE)	4,615,797	17,739
	Zhaojin Mining Industry Co. Ltd. Class H	13,985,667	17,721
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	913,928	17,698
	China Everbright Ltd.	11,035,100	17,684
*,^,1 China Merchants Securities Co. Ltd. Class H		14,304,197	17,509
	Guangzhou R&F Properties Co. Ltd. Class H	15,027,536	17,344
	SF Holding Co. Ltd. Class A (XSHE)	1,701,724	17,253
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	4,860,732	16,995
	China Tourism Group Duty Free Corp. Ltd. Class A (XSSC)	487,540	16,989
1	Dali Foods Group Co. Ltd.	27,719,548	16,941
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	17,849,210	16,923
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSEC)	3,160,031	16,754
1	China Huarong Asset Management Co. Ltd. Class H	147,242,113	16,736
	China Traditional Chinese Medicine Holdings Co. Ltd.	32,482,802	16,613
	SAIC Motor Corp. Ltd. Class A (XSSC)	6,364,713	16,576
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSHE)	2,115,976	16,570

	Changchun High & New Technology Industry Group Inc. Class A (XSHE)	231,868	16,520
*	DouYu International Holdings Ltd. ADR	1,209,207	16,276
*	COSCO SHIPPING Holdings Co. Ltd. Class H	42,938,158	16,181
*	Walvax Biotechnology Co. Ltd. Class A	1,395,857	16,172
	Air China Ltd. Class H	25,822,808	16,045
	Beijing Capital International Airport Co. Ltd. Class H	24,206,447	15,946
	Orient Securities Co. Ltd.Class A (XSSC)	9,361,970	15,706
*,^,1 Koolearn Technology Holding Ltd.		3,380,500	15,673
	Gree Electric Appliances Inc. of Zhuhai Class A (XSEC)	1,898,453	15,472
	Kingboard Laminates Holdings Ltd.	13,743,299	15,461
	Greentown Service Group Co. Ltd.	11,277,893	15,438
	China Meidong Auto Holdings Ltd.	5,470,521	15,290
	Yonyou Network Technology Co. Ltd. Class A (XSSC)	2,255,185	15,193
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	503,200	15,145
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,712,561	15,074
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	17,921,900	15,049
	Yuexiu Property Co. Ltd.	81,641,662	14,968
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	5,635,100	14,920
	Bank of Ningbo Co. Ltd. Class A (XSHE)	3,591,770	14,898
	Tianli Education International Holdings Ltd.	14,216,000	14,877
	Shanghai Baosight Software Co. Ltd. Class B	5,735,372	14,804
	Eve Energy Co. Ltd. Class A	1,708,738	14,720
^,1	AK Medical Holdings Ltd.	5,024,000	14,702
1	BAIC Motor Corp. Ltd. Class H	29,905,093	14,584
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	676,783	14,535
	China State Construction International Holdings Ltd.	24,561,728	14,534
§	Haier Smart Home Co. Ltd. Class A (XSSC)	5,554,907	14,333
	Shenzhen Investment Ltd.	45,571,262	14,299
	Zhejiang Expressway Co. Ltd. Class H	19,081,477	14,190
	CITIC Securities Co. Ltd. Class A (XSSC)	3,305,200	14,183
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSHG)	548,676	14,169
1	Luye Pharma Group Ltd.	22,265,956	14,073
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	4,621,864	13,980
	Ever Sunshine Lifestyle Services Group Ltd.	7,260,000	13,968
	Yuzhou Group Holdings Co. Ltd.	30,931,926	13,897
	Luzhou Laojiao Co. Ltd. Class A (XSHE)	820,599	13,879
	Digital China Holdings Ltd.	16,424,894	13,819
	China Everbright Bank Co. Ltd. Class A (XSSC)	25,366,894	13,740
^	Ausnutria Dairy Corp. Ltd.	8,081,950	13,543
	China United Network Communications Ltd. Class A (XSSC)	18,495,724	13,466
*	Aluminum Corp. of China Ltd. Class H	51,838,237	13,371
*	ZTE Corp. Class A (XSEC)	2,352,274	13,240
*	Canadian Solar Inc.	597,864	13,237
*	Noah Holdings Ltd. ADR	431,669	13,153
	Vinda International Holdings Ltd.	3,474,804	13,085
	China Merchants Securities Co. Ltd. Class A (XSSC)	4,235,700	13,069
1	China East Education Holdings Ltd.	5,536,500	13,017
	Everbright Securities Co. Ltd. Class A (XSSC)	3,781,910	13,011
*,^,1 Shanghai Junshi Biosciences Co. Ltd. Class H		1,990,800	13,009
	Chongqing Rural Commercial Bank Co. Ltd. Class H	31,553,539	12,790
*,^	China Southern Airlines Co. Ltd. Class H	27,475,638	12,749
1	China Resources Pharmaceutical Group Ltd.	22,345,126	12,692
1	China Yuhua Education Corp. Ltd.	13,111,676	12,675
	Muyuan Foodstuff Co. Ltd. Class A (XSEC)	966,405	12,662
1	Guotai Junan Securities Co. Ltd. Class H	7,598,136	12,576
	COSCO SHIPPING Ports Ltd.	24,025,359	12,531
*	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSHE)	387,600	12,498

	Ping An Bank Co. Ltd. Class A (XSEC)	6,479,400	12,374
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,050,130	12,336
*	LexinFintech Holdings Ltd. ADR	1,446,893	12,313
	China CITIC Bank Corp. Ltd. Class A (XSSC)	16,650,032	12,309
	SSY Group Ltd.	19,431,775	12,277
*	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	14,548,981	12,155
	Hundsun Technologies Inc. Class A (XSSC)	773,451	12,135
	Tongwei Co. Ltd. Class A (XSSC)	3,097,885	12,112
	Greentown China Holdings Ltd.	10,383,219	12,104
	Kaisa Group Holdings Ltd.	27,177,049	12,078
1	Fu Shou Yuan International Group Ltd.	12,704,913	12,051
	China Yongda Automobiles Services Holdings Ltd.	11,647,152	12,017
*	Shanghai Electric Group Co. Ltd. Class H	38,765,315	11,958
	GoerTek Inc. Class A (XSHE)	1,938,204	11,916
*	Mango Excellent Media Co. Ltd. Class A (XSHE)	1,220,430	11,913
	Lee & Man Paper Manufacturing Ltd.	19,256,227	11,904
	Will Semiconductor Ltd. Class A (XSHG)	401,200	11,902
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,323,699	11,810
^,1	Hope Education Group Co. Ltd.	34,638,000	11,646
^,1	Ganfeng Lithium Co. Ltd. Class H	2,080,200	11,562
	Powerlong Real Estate Holdings Ltd.	18,841,277	11,514
	China Power International Development Ltd.	61,475,063	11,509
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	389,306	11,397
*	Shenwan Hongyuan Group Co. Ltd. Class A (XSEC)	13,625,974	11,384
	Bank of Communications Co. Ltd. Class A (XSSC)	16,669,079	11,366
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	2,937,042	11,324
*	Daqo New Energy Corp. ADR	102,091	11,323
	Shenzhen Inovance Technology Co. Ltd. Class A	1,568,619	11,303
	Hopson Development Holdings Ltd.	8,601,434	11,276
	Shanghai International Airport Co. Ltd. Class A (XSSC)	1,152,067	11,207
*,^,1 Yadea Group Holdings Ltd.		13,174,000	11,102
	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,373,324	11,067
	CRRC Corp. Ltd. Class A (XSSC)	13,168,235	11,022
	China Yangtze Power Co. Ltd. Class A (XSSC)	4,162,028	10,954
*	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	10,771,890	10,844
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	3,871,454	10,800
	Hangzhou Tigermed Consulting Co. Ltd. Class A	697,059	10,755
	E-House China Enterprise Holdings Ltd.	7,412,100	10,717
	China Water Affairs Group Ltd.	12,370,149	10,688
	Huadian Fuxin Energy Corp. Ltd. Class H	33,928,912	10,647
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	47,456,131	10,566
	China Petroleum & Chemical Corp. Class A	18,412,819	10,560
	Bank of Shanghai Co. Ltd. Class A (XSHG)	8,858,061	10,512
	Yunnan Baiyao Group Co. Ltd. Class A (XSHE)	663,692	10,427
	Lao Feng Xiang Co. Ltd. Class B	3,127,520	10,409
	China Merchants Bank Co. Ltd. Class A (XS HG)	2,082,000	10,376
	Huaxia Bank Co. Ltd. Class A (XSSC)	11,358,262	10,350
	Gigadevice Semiconductor Beijing Inc. Class A (XSSC)	306,778	10,239
	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,995,696	10,213
*	OneConnect Financial Technology Co. Ltd. ADR	422,533	10,107
	China SCE Group Holdings Ltd.	21,922,301	10,106
	Bosideng International Holdings Ltd.	34,779,764	10,059
^,1	Zhou Hei Ya International Holdings Co. Ltd.	12,464,404	10,013
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	22,388,261	9,993
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,616,092	9,941
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,126,339	9,840
	BOE Technology Group Co. Ltd. Class A (XSHE)	14,633,654	9,795

	Tsingtao Brewery Co. Ltd. Class A (XSSC)	821,786	9,779
	Weichai Power Co. Ltd. Class A (XSEC)	4,204,300	9,754
	China Reinsurance Group Corp. Class H	88,887,940	9,752
^	China Eastern Airlines Corp. Ltd. Class H	27,358,558	9,726
	Luxshare Precision Industry Co. Ltd. Class A (XSEC)	1,149,286	9,700
	Maxscend Microelectronics Co. Ltd. Class A	153,360	9,684
	BOE Technology Group Co. Ltd. Class B	25,164,909	9,679
	NetDragon Websoft Holdings Ltd.	3,376,138	9,652
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	2,266,627	9,582
	Sino-Ocean Group Holding Ltd.	39,412,089	9,508
	China Oriental Group Co. Ltd.	32,794,736	9,496
	NAURA Technology Group Co. Ltd. Class A (XSHE)	317,300	9,446
	Zijin Mining Group Co. Ltd. Class A (XSSC)	11,021,400	9,328
	China Overseas Grand Oceans Group Ltd.	15,410,142	9,319
*	SOHO China Ltd.	25,046,530	9,310
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	3,076,413	9,305
	Hollysys Automation Technologies Ltd.	764,555	9,251
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	773,551	9,205
	Livzon Pharmaceutical Group Inc. Class A	1,176,881	9,193
*	BEST Inc. ADR	2,181,961	9,186
^,1	Legend Holdings Corp. Class H	7,001,114	9,107
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	469,409	9,090
	Luzhou Laojiao Co. Ltd. Class A (XSEC)	531,500	8,989
	Industrial Bank Co. Ltd. Class A (XSHG)	3,996,701	8,966
	Times Neighborhood Holdings Ltd.	5,693,032	8,964
	Hualan Biological Engineering Inc. Class A (XSHE)	961,975	8,955
	Fanhua Inc. ADR	444,514	8,926
	Bank of Beijing Co. Ltd. Class A (XSSC)	12,900,573	8,925
	Shanghai Industrial Holdings Ltd.	6,094,289	8,892
	China Education Group Holdings Ltd.	4,673,724	8,884
	Daqin Railway Co. Ltd. Class A (XSSC)	9,556,460	8,883
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	590,300	8,874
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,168,286	8,845
	China Coal Energy Co. Ltd. Class H	35,383,653	8,769
*	Sohu.com Ltd. ADR	380,821	8,747
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,865,825	8,728
*,^	JinkoSolar Holding Co. Ltd. ADR	455,159	8,716
*,§	Tianhe Chemicals Group Ltd.	57,304,542	8,651
1	Sinopec Engineering Group Co. Ltd. Class H	19,434,064	8,614
	Lonking Holdings Ltd.	26,147,868	8,613
1	China Railway Signal & Communication Corp. Ltd. Class H	19,571,798	8,515
	Yonghui Superstores Co. Ltd. Class A (XSSC)	6,583,940	8,482
*	Lingyi iTech Guangdong Co. Class A (XSHE)	4,974,800	8,456
*	Skyworth Group Ltd.	26,671,899	8,432
^	Zhongyu Gas Holdings Ltd.	8,992,000	8,365
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	389,059	8,356
^	Health & Happiness H&H International Holdings Ltd.	2,073,951	8,306
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	907,167	8,303
*	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	12,036,852	8,264
	Poly Property Group Co. Ltd.	26,175,038	8,244
*,^,1 China Logistics Property Holdings Co. Ltd.		17,419,409	8,222
	Changchun High & New Technology Industry Group Inc. Class A (XSEC)	114,350	8,147
	Shenzhen Expressway Co. Ltd. Class H	8,483,170	8,092
	Glodon Co. Ltd. Class A (XSHE)	732,431	8,032
	East Money Information Co. Ltd.	2,093,108	7,993
*,^	HengTen Networks Group Ltd.	258,919,107	7,927
*,^,1 Jiumaojiu International Holdings Ltd.		4,685,000	7,926

*	Chongqing Changan Automobile Co. Ltd. Class B	14,299,340	7,861
*	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	8,844,242	7,858
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,949,368	7,809
	Suning.com Co. Ltd. Class A (XSHE)	5,278,922	7,804
^	Zhenro Properties Group Ltd.	12,235,508	7,785
	China Railway Construction Corp. Ltd. Class A (XSSC)	6,174,277	7,778
*	Lifetech Scientific Corp.	26,723,059	7,703
	SG Micro Corp. Class A	146,996	7,692
	Yuexiu REIT	17,072,000	7,650
	Metallurgical Corp. of China Ltd. Class H	45,187,885	7,644
	Shoucheng Holdings Ltd.	30,279,211	7,626
	Yanlord Land Group Ltd.	8,527,160	7,601
	AVIC Shenyang Aircraft Co. Ltd. Class A (XSHG)	822,090	7,530
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,728,459	7,523
	TCL Technology Group Corp. Class A (XSHE)	8,341,322	7,476
	Focus Media Information Technology Co. Ltd.	8,573,431	7,453
1	Qingdao Port International Co. Ltd. Class H	13,087,915	7,412
^	Comba Telecom Systems Holdings Ltd.	17,716,130	7,410
*	So-Young International Inc. ADR	516,989	7,408
*	China Suntien Green Energy Corp. Ltd. Class H	25,409,823	7,386
	NARI Technology Co. Ltd. Class A (XSSC)	2,405,557	7,334
	New Hope Liuhe Co. Ltd. Class A (XSEC)	1,562,521	7,286
	Jiayuan International Group Ltd.	15,421,853	7,263
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd.
	Class A (XSHE)	1,106,667	7,234
	Fufeng Group Ltd.	19,536,495	7,093
	Weichai Power Co. Ltd. Class A (XSHE)	3,047,078	7,069
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,340,562	7,033
	Oshidori International Holdings Ltd.	55,830,783	6,994
^	China International Marine Containers Group Co. Ltd. Class H	7,305,178	6,976
^	China Maple Leaf Educational Systems Ltd.	19,902,538	6,895
	Fantasia Holdings Group Co. Ltd.	33,318,520	6,881
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	838,292	6,847
	Bank of Nanjing Co. Ltd. Class A (XSSC)	6,146,468	6,831
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,664,608	6,828
1	Red Star Macalline Group Corp. Ltd. Class H	9,960,370	6,826
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSHE)	374,793	6,796
	Founder Securities Co. Ltd. Class A (XSSC)	5,520,913	6,794
*	BYD Co. Ltd. Class A (XSEC)	554,238	6,761
	Shanghai RAAS Blood Products Co. Ltd. Class A	4,555,299	6,753
	SAIC Motor Corp. Ltd. Class A (XSHG)	2,589,465	6,744
	BBMG Corp. Class H	30,682,781	6,736
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	6,721
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	9,505,794	6,704
1	Midea Real Estate Holding Ltd.	2,613,000	6,686
	Contemporary Amperex Technology Co. Ltd. Class A (XSEC)	221,485	6,666
^	Q Technology Group Co. Ltd.	4,891,424	6,664
*	Topchoice Medical Investment Corp. Class A (XSHG)	263,079	6,653
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	4,454,177	6,608
	China Fortune Land Development Co. Ltd. Class A (XSSC)	2,655,465	6,603
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSHE)	1,940,814	6,594
*	Bitauto Holdings Ltd. ADR	414,839	6,588
	NanJi E-Commerce Co. Ltd. Class A	2,343,643	6,580
*	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSEC)	203,700	6,568
	Bank of Ningbo Co. Ltd. Class A (XSEC)	1,581,700	6,561
	PetroChina Co. Ltd. Class A	10,277,690	6,555
*,1	Ascentage Pharma Group International	1,591,700	6,535

	SF Holding Co. Ltd. Class A (XSEC)	644,205	6,531
	BOE Technology Group Co. Ltd. Class A (XSEC)	9,725,100	6,510
	GoerTek Inc. Class A (XSEC)	1,056,728	6,497
	Hualan Biological Engineering Inc. Class A (XSEC)	696,078	6,480
	China Greatwall Technology Group Co. Ltd. Class A (XSHE)	2,462,488	6,472
*	Alibaba Group Holding Ltd.	206,200	6,470
	Industrial Securities Co. Ltd. Class A (XSSC)	5,509,065	6,466
	China Shenhua Energy Co. Ltd. Class A (XSSC)	2,942,948	6,463
	Seazen Holdings Co. Ltd. Class A	1,325,573	6,458
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSSC)	249,900	6,453
	Lens Technology Co. Ltd. Class A	1,372,054	6,446
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,562,060	6,445
	Ronshine China Holdings Ltd.	7,219,808	6,443
	Jinchuan Group International Resources Co. Ltd.	65,651,000	6,439
	Wuhan Guide Infrared Co. Ltd. Class A (XSHE)	1,144,878	6,409
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	6,400
*,1	CStone Pharmaceuticals	4,734,500	6,352
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,613,004	6,337
	Gemdale Corp. Class A (XSSC)	3,158,608	6,327
	Perfect World Co. Ltd. Class A	1,149,124	6,321
	AECC Aviation Power Co. Ltd. Class A (XSSC)	1,192,766	6,305
	Lomon Billions Group Co. Ltd. Class A (XSHE)	1,848,707	6,249
	Huadian Power International Corp. Ltd. Class H	20,596,909	6,249
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	8,653,960	6,236
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (XSHE)	793,693	6,235
	Tong Ren Tang Technologies Co. Ltd. Class H	8,414,132	6,207
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	2,059,116	6,187
*	O-Net Technologies Group Ltd.	7,678,238	6,179
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSHE)	6,006,721	6,172
	Dongyue Group Ltd.	13,992,339	6,165
*	ZTE Corp. Class A (XSHE)	1,094,565	6,161
	Tianshui Huatian Technology Co. Ltd. Class A	2,593,619	6,151
*,1	Venus MedTech Hangzhou Inc.	639,000	6,151
	Tianfeng Securities Co. Ltd. Class A (XSHG)	5,963,360	6,133
1	Genertec Universal Medical Group Co. Ltd.	9,541,168	6,114
	Huaxin Cement Co. Ltd. Class B	3,367,634	6,114
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,746,913	6,108
*	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	8,880,500	6,097
	Sinotrans Ltd. Class H	29,166,836	6,095
	West China Cement Ltd.	28,514,438	6,077
	Sany Heavy Equipment International Holdings Co. Ltd.	11,533,954	6,039
1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,010,164	6,031
	Ganfeng Lithium Co. Ltd. Class A (XSHE)	751,350	6,022
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,793,531	6,020
*	Leyou Technologies Holdings Ltd.	15,210,765	6,010
	Yunnan Baiyao Group Co. Ltd. Class A (XSEC)	382,093	6,003
	Hithink RoyalFlush Information Network Co. Ltd. Class A	291,059	5,964
*	SDIC Power Holdings Co. Ltd. Class A (XSSC)	4,812,507	5,943
*,^	GCL-Poly Energy Holdings Ltd.	191,239,171	5,928
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	5,919
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	7,405,138	5,877
*	Haitong Securities Co. Ltd. Class A (XSSC)	2,897,117	5,852
*	Aluminum Corp. of China Ltd. Class A	12,389,600	5,848
	COSCO SHIPPING Development Co. Ltd. Class H	58,860,529	5,847
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	1,092,991	5,826
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	815,911	5,812
^	Sinopec Kantons Holdings Ltd.	13,278,976	5,789

	CSG Holding Co. Ltd. Class B	19,177,013	5,788
^	Angang Steel Co. Ltd. Class H	20,626,652	5,786
*,^	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,286,000	5,762
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	5,736
	Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	5,711
	Dawning Information Industry Co. Ltd. Class A (XSSC)	893,099	5,702
	Guangdong Haid Group Co. Ltd. Class A (XSEC)	622,059	5,693
	NARI Technology Co. Ltd. Class A (XSHG)	1,863,373	5,681
	Wens Foodstuffs Group Co. Ltd.	1,663,742	5,665
	Zhejiang Supor Co. Ltd. Class A	462,619	5,623
*,^	Sogou Inc. ADR	651,760	5,618
	Inspur Electronic Information Industry Co. Ltd. Class A (XSHE)	1,021,310	5,600
	Yuexiu Transport Infrastructure Ltd.	8,710,501	5,534
*,§	SMI Holdings Group Ltd.	18,314,748	5,530
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	4,066,581	5,525
	Guangdong Hongda Blasting Co. Ltd. Class A	684,658	5,523
	Huadong Medicine Co. Ltd. Class A (XSHE)	1,382,447	5,511
	Yunnan Energy New Material Co. Ltd. (XSHE)	481,035	5,502
	Centre Testing International Group Co. Ltd. Class A	1,641,012	5,500
	China Dongxiang Group Co. Ltd.	43,390,360	5,487
	Iflytek Co. Ltd. Class A (XSHE)	1,044,759	5,482
^	China Resources Medical Holdings Co. Ltd.	7,631,289	5,451
	Jiangxi Bank Co. Ltd. Class H	12,046,000	5,425
	WuXi AppTec Co. Ltd. Class A (XSHG)	334,325	5,415
*,^,1 Maoyan Entertainment		3,230,200	5,404
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	7,651,784	5,396
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	798,141	5,377
	Yealink Network Technology Corp. Ltd. Class A (XSHE)	591,900	5,366
	China Vanke Co. Ltd. Class A (XSEC)	1,392,999	5,354
	Iflytek Co. Ltd. Class A (XSEC)	1,019,250	5,348
	Hengli Petrochemical Co. Ltd. Class A (XSHG)	2,292,550	5,345
^	Sihuan Pharmaceutical Holdings Group Ltd.	52,322,595	5,344
*	JCET Group Co. Ltd. Class A (XSHG)	832,300	5,337
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSEC)	680,409	5,328
*	Hanergy Thin Film Power Group Ltd.	206,154,000	5,317
	China National Nuclear Power Co. Ltd. Class A (XSHG)	8,479,747	5,274
	Tiangong International Co. Ltd.	16,059,224	5,264
	Datang International Power Generation Co. Ltd. Class H	39,898,046	5,254
	Beijing Enlight Media Co. Ltd. Class A	2,749,703	5,247
	Avary Holding Shenzhen Co. Ltd. Class A (XSHE)	718,384	5,240
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	234,317	5,237
	AVIC Aircraft Co. Ltd. Class A (XSHE)	1,540,402	5,234
	Zhongliang Holdings Group Co. Ltd.	7,356,500	5,231
1	Redco Properties Group Ltd.	11,503,640	5,225
	Greatview Aseptic Packaging Co. Ltd.	13,694,219	5,196
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,274,274	5,169
	Livzon Pharmaceutical Group Inc. Class H	1,098,053	5,164
	Bank of Shanghai Co. Ltd. Class A (XSSC)	4,345,375	5,157
	Sunwoda Electronic Co. Ltd. Class A	1,502,280	5,141
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSEC)	1,509,449	5,129
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	2,405,050	5,096
	China National Software & Service Co. Ltd. Class A (XSSC)	374,334	5,084
*	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSHG)	820,437	5,039
*,1	Meitu Inc.	24,602,436	5,005
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	237,150	5,003
	Shaanxi Coal Industry Co. Ltd. Class A (XSHG)	4,300,834	4,989
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,882,981	4,960

	Skyfame Realty Holdings Ltd.	36,947,804	4,958
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	2,774,340	4,948
	Bank of Chongqing Co. Ltd. Class H	9,464,566	4,946
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,144,827	4,943
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSHG)	356,490	4,930
	Jafron Biomedical Co. Ltd. Class A (XSHE)	467,590	4,919
	Suning.com Co. Ltd. Class A (XSEC)	3,325,270	4,916
	China Jushi Co. Ltd. Class A (XSSC)	2,472,983	4,900
	Guosen Securities Co. Ltd. Class A (XSHE)	2,592,241	4,899
*	Dazhong Transportation Group Co. Ltd. Class B	13,927,908	4,890
	Greenland Holdings Corp. Ltd. Class A (XSHG)	4,164,281	4,871
^	China Tobacco International HK Co. Ltd.	2,276,000	4,859
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSSC)	482,625	4,855
	Shandong Chenming Paper Holdings Ltd. Class B	13,121,946	4,845
	Chongqing Brewery Co. Ltd. Class A (XSHG)	464,151	4,843
	TCL Electronics Holdings Ltd.	8,161,329	4,839
	China United Network Communications Ltd. Class A (XSHG)	6,641,000	4,835
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	1,574,692	4,802
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	544,000	4,788
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSEC)	1,364,400	4,782
	Sinolink Securities Co. Ltd. Class A (XSSC)	2,313,400	4,779
	Weifu High-Technology Group Co. Ltd. Class B	2,812,799	4,753
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	12,264,392	4,750
*	StarPower Semiconductor Ltd. Class A	135,400	4,748
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	4,742
	Foxconn Industrial Internet Co. Ltd. Class A (XSHG)	2,246,400	4,711
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	28,021,925	4,698
	Avic Capital Co. Ltd. Class A (XSSC)	6,912,445	4,696
	Poly Developments and Holdings Group Co. Ltd. Class A (XSHG)	2,095,452	4,677
*	Zhuguang Holdings Group Co. Ltd.	31,482,000	4,671
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSHE)	2,113,886	4,663
*	Kuang-Chi Technologies Co. Ltd. Class A (XSHE)	1,653,204	4,659
	Changjiang Securities Co. Ltd. Class A (XSHE)	3,752,924	4,640
	Bank of Beijing Co. Ltd. Class A (XSHG)	6,704,962	4,639
	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	1,157,220	4,636
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	7,164,734	4,628
	Focus Media Information Technology Co. Ltd. Class A	5,304,917	4,612
	Central China Real Estate Ltd.	9,347,000	4,609
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (XSEC)	585,300	4,598
	China Tian Lun Gas Holdings Ltd.	5,837,000	4,592
	Ovctek China Inc. Class A (XSHE)	489,030	4,583
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	4,576
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	155,775	4,560
	Jinke Properties Group Co. Ltd. Class A (XSHE)	3,657,625	4,558
	AVIC Shenyang Aircraft Co. Ltd. Class A (XSSC)	495,963	4,543
	Will Semiconductor Ltd. Class A (XSSC)	153,100	4,542
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSSC)	728,415	4,539
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	5,071,669	4,539
	China Molybdenum Co. Ltd. Class A (XSSC)	7,180,411	4,538
	Shandong Sinocera Functional Material Co. Ltd. Class A	877,100	4,507
	Aisino Corp. Class A	1,799,513	4,505
	Xtep International Holdings Ltd.	15,003,791	4,495
	Pharmaron Beijing Co. Ltd. Class H	413,100	4,494
^,1	Shandong Gold Mining Co. Ltd. Class H	1,411,700	4,477
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	1,571,541	4,476
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	4,221,531	4,473
	AECC Aviation Power Co. Ltd. Class A (XSHG)	844,113	4,462

	China National Accord Medicines Corp. Ltd. Class B	1,498,287	4,451
*	Gongniu Group Co. Ltd. Class A	205,153	4,441
*,^	Qutoutiao Inc. ADR	1,441,427	4,440
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSHE)	499,354	4,431
	OFILM Group Co. Ltd. Class A (XSHE)	1,589,325	4,422
*	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	852,495	4,419
*	JCET Group Co. Ltd. Class A (XSSC)	688,244	4,413
	Venustech Group Inc. Class A (XSHE)	779,436	4,404
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	4,398
	Guangzhou Wondfo Biotech Co. Ltd. Class A	314,168	4,396
*	China Great Wall Securities Co. Ltd. Class A (XSHE)	2,125,000	4,379
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSHE)	1,248,400	4,376
*	JA Solar Technology Co. Ltd. Class A	1,306,800	4,367
	Power Construction Corp. of China Ltd. Class A (XSSC)	7,234,508	4,366
*,^,1 Yixin Group Ltd.		17,121,500	4,359
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,644,195	4,340
	Anhui Gujing Distillery Co. Ltd. Class A	142,240	4,337
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	821,807	4,326
^	LVGEM China Real Estate Investment Co. Ltd.	13,724,000	4,320
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSHG)	506,570	4,296
	NetEase Inc.	236,236	4,292
	Fu Jian Anjoy Foods Co. Ltd. Class A	206,298	4,282
	Hithink RoyalFlush Information Network Co. Ltd.	208,328	4,269
	Proya Cosmetics Co. Ltd. Class A	158,100	4,248
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,194,292	4,248
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	4,234
	Zhejiang NHU Co. Ltd. Class A (XSHE)	997,477	4,207
*	Mango Excellent Media Co. Ltd. Class A (XSEC)	428,299	4,181
	Beijing New Building Materials plc Class A (XSEC)	944,497	4,170
	China Spacesat Co. Ltd. Class A (XSSC)	817,797	4,153
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	4,145
*	State Grid Yingda Co. Ltd. Class A (XSHG)	3,932,201	4,128
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,675,831	4,126
*	Wonders Information Co. Ltd. Class A	1,073,100	4,123
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,655,387	4,116
*	Tianqi Lithium Corp. Class A (XSHE)	1,134,687	4,114
^	China Zhongwang Holdings Ltd.	19,434,219	4,113
	Bank of Changsha Co. Ltd. Class A (XSHG)	3,355,488	4,104
	Infore Environment Technology Group Co. Ltd. Class A (XSHE)	2,836,726	4,102
	Hangzhou Steam Turbine Co. Ltd. Class B	3,859,604	4,082
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	4,079
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSHE)	421,687	4,075
	Chaowei Power Holdings Ltd.	7,664,924	4,062
	CITIC Securities Co. Ltd. Class A (XSHG)	945,400	4,057
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	4,502,558	4,049
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,300	4,035
	C&S Paper Co. Ltd. Class A (XSHE)	1,152,090	4,029
*	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,443,637	4,027
	Hangzhou Robam Appliances Co. Ltd. Class A (XSHE)	731,804	4,018
	NAURA Technology Group Co. Ltd. Class A (XSEC)	134,700	4,010
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSHE)	1,164,076	4,010
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	4,002
*	China Railway Group Ltd. Class A (XSSC)	5,011,814	4,001
^,1	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	2,220,659	3,991
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A (XSHE)	799,753	3,991
	Gigadevice Semiconductor Beijing Inc. Class A (XSHG)	119,364	3,984
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	2,430,333	3,983

	Yango Group Co. Ltd. Class A	4,010,183	3,981
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	1,716,200	3,969
*,^	Qudian Inc. ADR	2,449,724	3,969
	Zhejiang NHU Co. Ltd. Class A (XSEC)	938,300	3,957
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	839,200	3,956
	Sungrow Power Supply Co. Ltd. Class A	1,313,254	3,948
	Apeloa Pharmaceutical Co. Ltd. Class A	1,149,021	3,924
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,475,088	3,916
	Dongxing Securities Co. Ltd. Class A (XSHG)	1,987,701	3,915
	Xiamen Kingdomway Group Co. Class A (XSHE)	462,900	3,898
	XCMG Construction Machinery Co. Ltd. Class A (XSEC)	4,260,700	3,880
	Hongta Securities Co. Ltd. Class A	1,260,600	3,865
	PAX Global Technology Ltd.	8,297,436	3,864
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSHE)	1,194,312	3,848
	Youngor Group Co. Ltd. Class A (XSSC)	4,025,472	3,848
^	Wisdom Education International Holdings Co. Ltd.	6,772,000	3,844
	CMBC Capital Holdings Ltd.	212,863,412	3,842
	Shanghai Electric Group Co. Ltd. Class A (XSHG)	4,865,893	3,836
	Shenzhen Sunway Communication Co. Ltd. Class A	481,625	3,830
	Joyoung Co. Ltd. Class A (XSHE)	682,392	3,822
*	China Grand Automotive Services Co. Ltd. Class A (XSSC)	6,816,940	3,804
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	3,800
	Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	1,239,421	3,779
	Hangzhou Iron & Steel Co. Class A	3,220,086	3,779
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	482,053	3,755
	Jiajiayue Group Co. Ltd. Class A	603,492	3,754
	Seazen Holdings Co. Ltd.	769,700	3,750
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,210,308	3,743
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	1,517,160	3,706
	Beijing Originwater Technology Co. Ltd. Class A	2,987,418	3,672
	Hangzhou First Applied Material Co. Ltd. Class A	357,611	3,665
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	662,887	3,665
	Chacha Food Co. Ltd. Class A	440,621	3,657
	China BlueChemical Ltd. Class H	24,804,568	3,653
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	3,647
*	NavInfo Co. Ltd. Class A (XSHE)	1,363,200	3,639
	Jiangsu Yoke Technology Co. Ltd. Class A (XSHE)	419,500	3,635
	SDIC Capital Co. Ltd. Class A (XSSC)	1,711,200	3,633
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	3,627
*	China Merchants Property Operation & Service Co. Ltd. (XSHE)	744,416	3,607
	Heilongjiang Agriculture Co. Ltd. Class A (XSHG)	1,312,371	3,606
*	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,340,895	3,598
	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	3,597
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	500,237	3,595
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,602,186	3,585
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	923,994	3,583
	Wangfujing Group Co. Ltd. Class A (XSSC)	409,042	3,581
*	China CSSC Holdings Ltd. Class A (XSHG)	1,204,700	3,577
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,511,013	3,572
	Shenzhen Sunway Communication Co. Ltd.	447,624	3,560
	DHC Software Co. Ltd. Class A (XSHE)	2,032,100	3,548
	Sinocare Inc.	543,300	3,530
	China Satellite Communications Co. Ltd. Class A (XSHG)	1,064,700	3,528
	Huaneng Power International Inc. Class A (XSSC)	5,246,597	3,526
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	2,973,591	3,521
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSHG)	39,600	3,518
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSEC)	193,388	3,507

* Ourpalm Co. Ltd. Class A	2,605,361	3,504
Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	856,438	3,503
1 Shanghai Haohai Biological Technology Co. Ltd. Class H	476,400	3,501
TCL Technology Group Corp. Class A (XSEC)	3,903,000	3,498
* Oriental Pearl Group Co. Ltd. Class A (XSSC)	2,403,345	3,491
CNHTC Jinan Truck Co. Ltd. Class A	665,242	3,486
Glodon Co. Ltd. Class A (XSEC)	317,300	3,480
Shenzhen Kaifa Technology Co. Ltd. Class A (XSHE)	958,400	3,477
Yintai Gold Co. Ltd. Class A (XSHE)	1,269,038	3,466
Tianma Microelectronics Co. Ltd. Class A (XSHE)	1,438,805	3,465
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,368,290	3,465
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	3,460
Anhui Anke Biotechnology Group Co. Ltd. Class A	1,138,291	3,455
* Tongdao Liepin Group	1,486,200	3,452
Bank of Communications Co. Ltd. Class A (XSHG)	5,057,900	3,449
Shennan Circuits Co. Ltd. Class A	155,817	3,437
Yunda Holding Co. Ltd. Class A (XSHE)	998,503	3,434
Guoyuan Securities Co. Ltd. Class A (XSHE)	2,299,571	3,429
Ningbo Zhoushan Port Co. Ltd. Class A (XSSC)	5,735,663	3,426
* Wanda Film Holding Co. Ltd. Class A	1,373,150	3,412
Greenland Hong Kong Holdings Ltd.	10,544,314	3,407
Guangzhou Baiyun International Airport Co. Ltd. Class A (XSHG)	1,671,947	3,405
SooChow Securities Co. Ltd. Class A (XSSC)	2,080,691	3,404
Sanan Optoelectronics Co. Ltd. Class A (XSHG)	882,400	3,402
China Enterprise Co. Ltd. Class A (XSHG)	5,568,635	3,399
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	612,670	3,388
Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	3,386
RiseSun Real Estate Development Co. Ltd. C lass A (XSHE)	2,871,785	3,383
* CCOOP Group Co. Ltd. Class A (XSHE)	5,417,100	3,379
* Siasun Robot & Automation Co. Ltd. Class A	1,499,651	3,363
Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	803,254	3,361
CIMC Enric Holdings Ltd.	7,731,019	3,355
Avic Aviation High-Technology Co. Ltd. Class A (XSHG)	1,030,348	3,354
AVIC Jonhon Optronic Technology Co. Ltd. Class A (XSHE)	535,506	3,344
* BYD Co. Ltd. Class A (XSHE)	273,948	3,342
Shenzhen SC New Energy Technology Corp. Class A (XSHE)	239,070	3,304
Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	1,067,698	3,302
* Harbin Electric Co. Ltd. Class H	9,081,875	3,296
Shenzhen Goodix Technology Co. Ltd. Class A (XSHG)	110,147	3,291
Southwest Securities Co. Ltd. Class A (XSSC)	3,922,781	3,290
BBMG Corp. Class A (XSSC)	7,076,779	3,277
Hengtong Optic -electric Co. Ltd. Class A (XSSC)	1,378,105	3,276
Xinhu Zhongbao Co. Ltd. Class A (XSSC)	6,695,254	3,270
^ Beijing Capital Land Ltd. Class H	16,872,464	3,269
Han's Laser Technology Industry Group Co. Ltd. Class A (XSEC)	570,023	3,266
Skshu Paint Co. Ltd. Class A	148,800	3,258
Foxconn Industrial Internet Co. Ltd. Class A (XSSC)	1,550,700	3,252
Lianhe Chemical Technology Co. Ltd. Class A	853,200	3,250
CRRC Corp. Ltd. Class A (XSHG)	3,879,500	3,247
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	975,586	3,235
GD Power Development Co. Ltd. Class A (XSSC)	11,037,415	3,228
China South City Holdings Ltd.	31,609,258	3,224
* Gree Real Estate Co. Ltd. Class A (XSSC)	1,695,100	3,224
* Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	1,459,514	3,220
Metallurgical Corp. of China Ltd. Class A (XSSC)	8,007,833	3,215
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSHG)	474,708	3,213
Sinoma Science & Technology Co. Ltd. Class A (XSHE)	1,072,739	3,197

	AVIC Aircraft Co. Ltd. Class A (XSEC)	940,900	3,197
	Shanghai Jin Jiang Capital Co. Ltd. Class H	18,577,780	3,189
*	Berry Genomics Co. Ltd. Class A (XSHE)	247,298	3,184
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSHE)	312,900	3,172
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	3,158
	Sanquan Food Co. Ltd. Class A	794,200	3,155
	Consun Pharmaceutical Group Ltd.	8,216,000	3,155
	China Merchants Securities Co. Ltd. Class A (XSHG)	1,019,460	3,145
	Bank of Guiyang Co. Ltd. Class A	2,871,227	3,142
	Hongfa Technology Co. Ltd. Class A (XSHG)	520,834	3,140
	Yifan Pharmaceutical Co. Ltd. Class A (XSHE)	740,302	3,135
	China Foods Ltd.	8,761,153	3,133
^,1	China Everbright Greentech Ltd.	7,112,814	3,120
	Guangshen Railway Co. Ltd. Class H	16,443,093	3,120
	Beijing Yanjing Brewery Co. Ltd. Class A	2,841,380	3,119
*	Unisplendour Corp. Ltd. Class A (XSHE)	495,212	3,115
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	6,142,762	3,108
*	State Grid Information & Communication Co. Ltd. Class A	1,065,500	3,103
	Beijing Thunisoft Corp. Ltd. Class A	815,420	3,102
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	2,259,661	3,091
*	Shanghai Haixin Group Co. Class B	8,339,163	3,085
	Ningbo Joyson Electronic Corp. Class A (XSHG)	955,826	3,078
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	463,307	3,078
	China National Medicines Corp. Ltd. Class A (XSSC)	488,252	3,077
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	3,071
	Bank of Jiangsu Co. Ltd. Class A (XSHG)	3,524,913	3,054
	Concord New Energy Group Ltd.	64,754,071	3,050
	Jiangsu Shagang Co. Ltd. Class A	1,960,385	3,046
	Shenzhen Capchem Technology Co. Ltd. Class A	371,900	3,045
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	421,500	3,045
	Bank of Hangzhou Co. Ltd. Class A (XSHG)	2,246,628	3,039
^	Dongfang Electric Corp. Ltd. Class H	5,323,013	3,037
*	China First Heavy Industries Class A	6,516,775	3,034
*	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	2,057,022	3,022
	Dian Diagnostics Group Co. Ltd. Class A	561,937	3,021
	Rongsheng Petro Chemical Co. Ltd. Class A (XSHE)	1,261,696	3,021
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSHE)	96,376	3,017
*	Hi Sun Technology China Ltd.	23,853,186	3,016
	Air China Ltd. Class A (XSHG)	3,077,214	3,012
	Hundsun Technologies Inc. Class A (XSHG)	191,646	3,007
*	Guocheng Mining Co. Ltd.	870,800	2,983
	Sangfor Technologies Inc. Class A (XSHE)	97,182	2,980
*	Shanghai DZH Ltd. Class A	1,945,300	2,973
	Sieyuan Electric Co. Ltd. Class A	733,100	2,972
	Southern Shuanglin Bio -pharmacy Co. Ltd. Class A	465,203	2,966
*	Nanyang Topsec Technologies Group Inc. Class A (XSHE)	879,332	2,960
^	Colour Life Services Group Co. Ltd.	5,812,570	2,954
	Central China Securities Co. Ltd. Class H	14,339,324	2,945
	Hangzhou Onechance Tech Corp. Class A	125,640	2,941
	Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	2,941
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	645,888	2,934
	Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	1,770,531	2,923
*	AVICOPTER plc Class A (XSSC)	395,502	2,918
*	Fangda Carbon New Material Co. Ltd. Class A (XSSC)	2,963,392	2,910
	Bank of Hangzhou Co. Ltd. Class A (XSSC)	2,150,000	2,909
	Eastern Communications Co. Ltd. Class A (XSSC)	1,312,062	2,905
	China Machinery Engineering Corp. Class H	11,958,261	2,903

	Texhong Textile Group Ltd.	3,787,469	2,895
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSHE)	890,400	2,889
	Xinhua Winshare Publishing and Media Co. Ltd. Class A (XSHG)	1,796,153	2,888
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	2,886
	AVIC Jonhon Optronic Technology Co. Ltd. Class A (XSEC)	461,299	2,880
	Western Securities Co. Ltd. Class A (XSHE)	2,020,851	2,872
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSHE)	2,118,077	2,869
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	2,855
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSHE)	725,578	2,844
	Wuhu Token Science Co. Ltd. Class A (XSHE)	1,627,300	2,843
*	Zhongtian Financial Group Co. Ltd. Class A	5,523,375	2,842
	Guosen Securities Co. Ltd. Class A (XSEC)	1,502,321	2,839
	Tongda Group Holdings Ltd.	48,471,919	2,819
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,088,291	2,814
*	Beijing Lanxum Technology Co. Ltd. Class A	866,539	2,812
	Yonghui Superstores Co. Ltd. Class A (XSHG)	2,177,795	2,806
	Blue Sail Medical Co. Ltd. Class A (XSHE)	625,000	2,798
	Beijing Kunlun Tech Co. Ltd. Class A (XSEC)	723,856	2,798
	Shenzhen Airport Co. Ltd. Class A	1,947,184	2,782
	Shenzhen Energy Group Co. Ltd. Class A (XSHE)	3,417,669	2,777
	STO Express Co. Ltd. Class A (XSHE)	1,175,776	2,775
	China High Speed Transmission Equipment Group Co. Ltd.	4,530,934	2,764
	Weihai Guangwei Composites Co. Ltd. Class A	248,048	2,757
	Beijing New Building Materials plc Class A (XSHE)	623,500	2,753
§	Xinjiang Tianshan Cement Co. Ltd. Class A	1,061,720	2,750
	Shaanxi Coal Industry Co. Ltd. Class A (XSSC)	2,364,183	2,743
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,561,772	2,737
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	237,160	2,724
	Tecon Biology Co. Ltd. Class A	1,063,904	2,722
	Ninestar Corp. Class A (XSHE)	498,987	2,722
	GF Securities Co. Ltd. Class A (XSEC)	1,217,200	2,720
	China Shineway Pharmaceutical Group Ltd.	4,062,885	2,718
	Pharmaron Beijing Co. Ltd. Class A (XSHE)	179,900	2,704
	Anhui Expressway Co. Ltd. Class H	5,624,097	2,700
	Founder Securities Co. Ltd. Class A (XSHG)	2,191,390	2,697
*	Chongqing Changan Automobile Co. Ltd. Class A (XSHE)	1,695,900	2,694
	Spring Airlines Co. Ltd. Class A (XSSC)	472,836	2,689
	Shanghai Industrial Urban Development Group Ltd.	24,472,105	2,687
	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	2,687
	Wuhan Department Store Group Co. Ltd. Class A	745,977	2,680
	Dongjiang Environmental Co. Ltd. Class A	1,905,066	2,672
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSSC)	209,400	2,665
	Maccura Biotechnology Co. Ltd. Class A	366,530	2,663
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A (XSHG)	1,806,254	2,654
	Huaibei Mining Holdings Co. Ltd. Class A (XSHG)	1,987,600	2,651
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,933,716	2,646
	Jason Furniture Hangzhou Co. Ltd. Class A (XSHG)	322,318	2,645
	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	2,645
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A (XSHE)	426,162	2,644
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSHE)	8,082,400	2,643
*,^,1 Ascletis Pharma Inc.		6,103,000	2,643
	China National Nuclear Power Co. Ltd. Class A (XSSC)	4,236,800	2,635
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	1,676,434	2,635
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSSC)	1,347,414	2,632
	China Fangda Group Co. Ltd. Class B	6,312,683	2,630
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSHE)	498,915	2,628
*	China Avionics Systems Co. Ltd. Class A (XSSC)	1,047,220	2,626

	JNBY Design Ltd.	2,616,500	2,618
	China Merchants Land Ltd.	15,681,888	2,611
	China XD Electric Co. Ltd. Class A (XSSC)	3,385,707	2,610
*	Unisplendour Corp. Ltd. Class A (XSEC)	414,876	2,609
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSHG)	170,961	2,604
	Taiji Computer Corp. Ltd. Class A	556,906	2,603
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A (XSSC)	1,767,885	2,597
*	China Railway Group Ltd. Class A (XSHG)	3,248,829	2,593
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	248,392	2,590
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,314,348	2,586
	Northeast Securities Co. Ltd. Class A (XSHE)	1,604,558	2,579
	Archermind Technology Nanjing Co. Ltd. Class A	100,049	2,575
	360 Security Technology Inc. Class A (XSHG)	923,000	2,567
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSHE)	1,310,729	2,565
	Sealand Securities Co. Ltd. Class A (XSHE)	3,177,265	2,564
*	Hubei Dinglong Co. Ltd. Class A	930,908	2,562
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	410,200	2,558
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSHE)	1,986,905	2,555
	OFILM Group Co. Ltd. Class A (XSEC)	917,400	2,552
	China Zheshang Bank Co. Ltd. Class A	4,324,600	2,551
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSHE)	1,435,600	2,546
*,^	CAR Inc.	8,369,796	2,538
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	842,877	2,532
	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	2,531
	Beijing Vantone Real Estate Co. Ltd. Class A	2,028,010	2,528
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,992,926	2,525
*	Laobaixing Pharmacy Chain JSC Class A (XSSC)	169,300	2,524
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	4,902,940	2,522
	Shengyi Technology Co. Ltd. Class A (XSHG)	611,018	2,521
*	Ingenic Semiconductor Co. Ltd. Class A	191,216	2,521
	Tongkun Group Co. Ltd. Class A (XSSC)	1,216,299	2,517
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	2,588,912	2,516
	Guangdong Electric Power Development Co. Ltd. Class B	8,986,228	2,516
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	2,513
*	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	182,100	2,503
	China Lilang Ltd.	4,657,865	2,501
	Meihua Holdings Group Co. Ltd. Class A	2,937,500	2,500
*	TongFu Microelectronics Co. Ltd. Class A (XSHE)	644,588	2,493
	Shandong Linglong Tyre Co. Ltd. Class A	738,991	2,485
	Huadian Power International Corp. Ltd. Class A (XSSC)	4,776,691	2,484
	Guangzhou Haige Communications Group Inc. Co. Class A (XSHE)	1,201,147	2,482
	Zhongji Innolight Co. Ltd. Class A (XSEC)	292,286	2,481
	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	2,480
	Jiangxi Copper Co. Ltd. Class A	1,066,444	2,479
*	Guoxuan High-Tech Co. Ltd. (XSHE)	684,269	2,476
	Thunder Software Technology Co. Ltd.	177,727	2,472
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	2,471
	Huaxi Securities Co. Ltd. Class A (XSHE)	1,351,200	2,468
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	853,196	2,462
*	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	507,518	2,458
*	Shanghai Milkground Food Tech Co. Ltd. Class A	403,943	2,456
	Xiamen C & D Inc. Class A (XSHG)	1,828,200	2,455
	Grandjoy Holdings Group Co. Ltd. Class A (XSHE)	3,113,300	2,446
*	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	2,430
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	2,429
	SooChow Securities Co. Ltd. Class A (XSHG)	1,483,170	2,427
*	Sinopec Oilfield Service Corp. Class A	9,301,900	2,426

*,§	China Huiyuan Juice Group Ltd.	9,298,137	2,423
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,632,091	2,423
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	2,418
	Chongqing Rural Commercial Bank Co. Ltd. Class A	3,259,500	2,405
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSHE)	534,742	2,404
	Shanxi Securities Co. Ltd. Class A (XSHE)	2,026,110	2,401
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSHE)	381,001	2,400
	Xiamen Tungsten Co. Ltd. Class A (XSSC)	1,111,059	2,397
	SDIC Capital Co. Ltd. Class A (XSHG)	1,127,300	2,393
	Accelink Technologies Co. Ltd. Class A (XSHE)	513,948	2,388
	Edifier Technology Co. Ltd. Class A	835,300	2,388
	YanTai Shuangta Food Co. Ltd. Class A (XSHE)	1,051,000	2,378
	Guizhou Space Appliance Co. Ltd. Class A	362,130	2,376
	Shenzhen Yinghe Technology Co. Ltd. Class A	492,360	2,376
*	China Modern Dairy Holdings Ltd.	17,154,299	2,373
*	Pacific Securities Co. Ltd. China Class A (XSSC)	3,822,620	2,372
	Sichuan Swellfun Co. Ltd. Class A (XSHG)	259,575	2,371
*	Tech-Bank Food Co. Ltd. Class A (XSHE)	883,553	2,368
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	520,558	2,364
	XCMG Construction Machinery Co. Ltd. Class A (XSHE)	2,593,215	2,362
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSHE)	1,071,760	2,358
*	Shenzhen MTC Co. Ltd. Class A (XSHE)	2,237,255	2,356
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSHG)	234,200	2,356
	Haohua Chemical Science & Technology Co. Ltd. Class A	757,270	2,345
	Tangshan Jidong Cement Co. Ltd. Class A (XSHE)	851,877	2,339
*	FAW Jiefang Group Co. Ltd. Class A	1,206,800	2,338
	Zhongji Innolight Co. Ltd. Class A (XSHE)	275,337	2,337
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	2,335
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,385,900	2,332
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	2,244,191	2,328
	China Gezhouba Group Co. Ltd. Class A (XSSC)	2,434,475	2,327
	Shandong Sun Paper Industry JSC Ltd. Class A (XSHE)	1,277,100	2,323
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	2,322
*	IRICO Display Devices Co. Ltd. Class A	3,442,001	2,320
	Luxi Chemical Group Co. Ltd. Class A	1,437,608	2,319
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	1,191,892	2,314
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	2,307
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	784,985	2,306
	Longshine Technology Group Co. Ltd. Class A (XSHE)	917,625	2,303
*	Lingyi iTech Guangdong Co. Class A (XSEC)	1,352,100	2,298
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	2,297
*	Visionox Technology Inc. Class A (XSHE)	980,850	2,294
	Angel Yeast Co. Ltd. Class A (XSSC)	242,888	2,293
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	2,291
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	2,289
	Shanghai Tofflon Science & Technology Co. Ltd. Class A	622,854	2,287
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (XSHE)	7,221,500	2,279
	HLA Corp. Ltd. Class A (XSSC)	2,598,579	2,268
	Sichuan Expressway Co. Ltd. Class H	9,978,276	2,268
	Qianhe Condiment and Food Co. Ltd. Class A (XSHG)	455,560	2,268
	TBEA Co. Ltd. Class A (XSSC)	1,811,358	2,266
*	Beijing BDStar Navigation Co. Ltd. Class A (XSHE)	339,651	2,260
	Shanghai Yimin Commerce Group Co. Ltd. Class A	3,750,104	2,259
	Oriental Energy Co. Ltd. Class A	1,603,721	2,256
	Chinalin Securities Co. Ltd. Class A	924,427	2,253
	Hainan Poly Pharm Co. Ltd. (XSHE)	352,625	2,249
	Greenland Holdings Corp. Ltd. Class A (XSSC)	1,914,400	2,239

Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	767,600	2,229
Caitong Securities Co. Ltd. Class A (XSHG)	929,500	2,228
NSFOCUS Technologies Group Co. Ltd. Class A	702,185	2,218
Citic Pacific Special Steel Group Co. Ltd. Class A (XSEC)	792,645	2,211
Everbright Securities Co. Ltd. Class A (XSHG)	640,900	2,205
Anhui Jinhe Industrial Co. Ltd. Class A	513,300	2,204
Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	309,310	2,203
Chengdu Xingrong Environment Co. Ltd. Class A	3,004,200	2,196
YTO Express Group Co. Ltd. Class A (XSSC)	1,000,300	2,195
B-Soft Co. Ltd. Class A (XSHE)	882,897	2,191
Thunder Software Technology Co. Ltd. Class A	157,500	2,190
Tsinghua Tongfang Co. Ltd. Class A (XSHG)	1,923,200	2,189
CNOOC Energy Technology & Services Ltd. Class A	6,008,200	2,188
Sai Micro Electronics Inc. Class A	520,110	2,178
Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	1,293,400	2,176
* China Film Co. Ltd. Class A (XSHG)	1,041,800	2,170
Beijing Aosaikang Pharmaceutical Co. Ltd. Class A (XSHE)	729,946	2,170
* China Shipbuilding Industry Group Power Co. Ltd. Class A (XSSC)	776,822	2,167
Guangdong Advertising Group Co. Ltd. Class A	1,672,622	2,160
Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,109,069	2,154
* Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	2,151
DaShenLin Pharmaceutical Group Co. Ltd. Class A	196,206	2,151
Sinofert Holdings Ltd.	23,790,032	2,150
Xingda International Holdings Ltd.	10,579,093	2,149
PharmaBlock Sciences Nanjing Inc. Class A (XSHE)	117,242	2,148
Bright Dairy & Food Co. Ltd. Class A (XSSC)	794,000	2,146
* Yunnan Copper Co. Ltd. Class A (XSEC)	1,013,600	2,145
Beijing Gehua CATV Network Co. Ltd. Class A (XSHG)	1,135,600	2,144
Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSEC)	339,440	2,138
JiuGui Liquor Co. Ltd. Class A (XSHE)	217,000	2,138
Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	452,907	2,135
Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	1,635,114	2,135
* Wintime Energy Co. Ltd. Class A	10,949,100	2,134
Shenzhen Sunline Tech Co. Ltd. Class A	692,152	2,134
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	193,424	2,124
^ China ZhengTong Auto Services Holdings Ltd.	14,669,764	2,123
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	141,700	2,122
Shanghai Jahwa United Co. Ltd. Class A (XSSC)	317,125	2,115
Hefei Meiya Optoelectronic Technology Inc. Class A (XSEC)	246,158	2,112
Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,110
* EIT Environmental Development Group Co. Ltd. Class A	119,966	2,107
CPMC Holdings Ltd.	4,573,319	2,103
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSHE)	849,296	2,103
Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	606,052	2,101
Baoji Titanium Industry Co. Ltd. Class A	417,700	2,098
Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSHE)	1,241,400	2,098
Guangdong Tapai Group Co. Ltd. Class A (XSHE)	931,036	2,090
Huangshan Tourism Development Co. Ltd. Class B	2,889,803	2,084
Xiamen Xiangyu Co. Ltd. Class A	2,173,328	2,082
Lushang Health Industry Development Co. Ltd. Class A	925,879	2,072
Juewei Food Co. Ltd. Class A (XSHG)	168,760	2,070
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	2,044,106	2,068
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	437,547	2,068
Ningbo Shanshan Co. Ltd. Class A (XSSC)	1,089,418	2,065
Foshan Electrical and Lighting Co. Ltd. Class B	5,998,706	2,065
Huaan Securities Co. Ltd. Class A (XSHG)	1,778,632	2,060
Bluestar Adisseo Co. Class A	1,009,941	2,059

	Tongwei Co. Ltd. Class A (XSHG)	526,200	2,057
	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,055
	Victory Giant Technology Huizhou Co. Ltd. Class A	622,500	2,053
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	1,923,462	2,051
*	First Tractor Co. Ltd. Class A (XSSC)	1,049,289	2,050
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	2,045
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,882,872	2,044
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	1,446,657	2,043
*	Zhejiang Kaishan Compressor Co. Ltd. Class A	830,608	2,040
	Shanghai Huayi Group Co. Ltd. Class B	4,398,334	2,039
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	2,034
	Shanghai Electric Group Co. Ltd. Class A (XSSC)	2,571,067	2,027
	PCI-Suntek Technology Co. Ltd. Class A (XSHG)	1,516,958	2,025
	Chengzhi Co. Ltd. Class A (XSEC)	842,000	2,024
*	GCL System Integration Technology Co. Ltd. Class A	4,601,125	2,021
	Inner Mongolia First Machinery Group Co. Ltd. Class A	1,296,286	2,021
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,679,432	2,018
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSEC)	382,600	2,015
*,^	Fullshare Holdings Ltd.	105,921,870	2,011
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	2,006
	Shaanxi International Trust Co. Ltd. Class A (XSHE)	3,487,380	2,004
	YTO Express Group Co. Ltd. Class A (XSHG)	911,106	1,999
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	597,463	1,981
*	Guangdong Create Century Intelligent Equipment Corp. Ltd. Class A	1,370,200	1,972
*	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	1,971
	Shanghai M&G Stationery Inc. Class A (XSSC)	210,300	1,970
	Zheshang Securities Co. Ltd. Class A (XSHG)	832,600	1,968
	Shanghai Pret Composites Co. Ltd. Class A	835,885	1,967
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSSC)	362,901	1,963
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,168,509	1,960
	Luenmei Quantum Co. Ltd. Class A (XSHG)	934,180	1,955
*	Beijing Easpring Material Technology Co. Ltd. Class A	391,500	1,952
	China Nuclear Engineering & Construction Corp. Ltd. Class A	1,920,882	1,949
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,949
	Beijing Capital Development Co. Ltd. Class A (XSSC)	2,014,531	1,948
	Fujian Sunner Development Co. Ltd. Class A (XSEC)	472,967	1,947
*	Hytera Communications Corp. Ltd. Class A (XSHE)	1,454,565	1,945
	Bank of Nanjing Co. Ltd. Class A (XSHG)	1,748,376	1,943
	Zhejiang Huafeng Spandex Co. Ltd. Class A (XSHE)	1,999,101	1,940
*	Rockchip Electronics Co. Ltd. Class A	141,900	1,935
	Zijin Mining Group Co. Ltd. Class A (XSHG)	2,277,600	1,928
*	Guangdong Golden Dragon Development Inc. Class A (XSHE)	722,300	1,928
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	656,094	1,927
	Hubei Energy Group Co. Ltd. Class A (XSHE)	3,564,555	1,924
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	2,011,640	1,922
	China Fortune Land Development Co. Ltd. Class A (XSHG)	772,378	1,921
*	Zhongshan Public Utilities Group Co. Ltd. Class A	1,593,736	1,920
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	4,196,303	1,912
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	1,912
	Oppein Home Group Inc. Class A (XSHG)	148,897	1,911
	Yixintang Pharmaceutical Group Co. Ltd. Class A (XSHE)	417,554	1,910
	Gemdale Corp. Class A (XSHG)	953,400	1,910
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	2,767,270	1,909
*	China Minmetals Rare Earth Co. Ltd. Class A	892,000	1,908
	Addsino Co. Ltd. Class A (XSEC)	749,900	1,908
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A (XSEC)	307,090	1,905
	Addsino Co. Ltd. Class A (XSHE)	748,000	1,903

Shanghai Jinjiang International Travel Co. Ltd. Class B	1,201,813	1,899
Yunnan Energy New Material Co. Ltd. (XSEC)	165,900	1,898
Wasion Holdings Ltd.	6,252,867	1,897
Ming Yang Smart Energy Group Ltd. Class A (XSHG)	828,600	1,897
Kunming Yunnei Power Co. Ltd. Class A	1,904,354	1,896
* China Baoan Group Co. Ltd. Class A (XSHE)	1,577,616	1,890
* SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,529,000	1,888
Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSHE)	1,012,526	1,887
Zhejiang Crystal-Optech Co. Ltd. Class A (XSHE)	819,994	1,884
Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSHE)	345,570	1,880
Wolong Electric Group Co. Ltd. Class A (XSSC)	1,084,833	1,878
China South Publishing & Media Group Co. Ltd. Class A (XSSC)	1,228,349	1,878
Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	327,400	1,876
Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	123,480	1,873
Weihai Guangwei Composites Co. Ltd.	168,500	1,873
Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	1,206,300	1,870
Jafron Biomedical Co. Ltd. Class A (XSEC)	177,470	1,867
China Galaxy Securities Co. Ltd. Class A	995,320	1,864
Shenzhen Kedali Industry Co. Ltd. Class A	183,400	1,863
Toly Bread Co. Ltd. Class A (XSHG)	215,292	1,859
Autobio Diagnostics Co. Ltd. Class A (XSSC)	79,700	1,858
Guangdong South New Media Co. Ltd. Class A (XSHE)	109,080	1,848
G-bits Network Technology Xiamen Co. Ltd. Class A (XSSC)	20,800	1,848
China Oilfield Services Ltd. Class A	927,634	1,845
Shanghai Weaver Network Co. Ltd. Class A (XSHG)	154,097	1,839
Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	1,835
* Guangzhou GRG Metrology & Test Co. Ltd. Class A	466,500	1,833
Fujian Torch Electron Technology Co. Ltd. Class A	384,612	1,832
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSHG)	1,748,688	1,831
* Shanghai Environment Group Co. Ltd. Class A	955,007	1,830
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSHG)	288,300	1,829
Aerospace CH UAV Co. Ltd. (XSHE)	542,800	1,825
China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	748,498	1,825
Shanghai AtHub Co. Ltd. Class A (XSHG)	131,900	1,823
Wuchan Zhongda Group Co. Ltd. Class A (XSSC)	2,763,656	1,815
Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSEC)	354,360	1,803
* Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	1,803
Leyard Optoelectronic Co. Ltd. Class A	1,748,173	1,801
Huagong Tech Co. Ltd. Class A (XSHE)	536,500	1,797
ORG Technology Co. Ltd. Class A	2,362,407	1,790
* Saturday Co. Ltd. Class A	608,400	1,789
GD Power Development Co. Ltd. Class A (XSHG)	6,103,116	1,785
Hainan Strait Shipping Co. Ltd. Class A (XSHE)	1,118,520	1,784
Shenzhen Goodix Technology Co. Ltd. Class A (XSSC)	59,656	1,782
* Hesteel Co. Ltd. Class A (XSEC)	5,514,383	1,779
Qingling Motors Co. Ltd. Class H	9,812,072	1,773
* Polaris Bay Group Co. Ltd. Class A (XSHG)	916,098	1,771
Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	1,770
SPIC Dongfang New Energy Corp. Class A (XSEC)	2,456,988	1,767
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSHE)	118,600	1,765
FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,765
COFCO Tunhe Sugar Co. Ltd. Class A	1,487,749	1,762
Zhejiang Huace Film & TV Co. Ltd. Class A	1,700,924	1,762
* Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,759
Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSHG)	2,851,638	1,751
Tande Co. Ltd. Class A	3,429,500	1,749
Grandblue Environment Co. Ltd. Class A (XSSC)	458,060	1,749

*	China Southern Airlines Co. Ltd. Class A (XSHG)	2,288,500	1,749
	Fujian Star-net Communication Co. Ltd. Class A (XSHE)	369,581	1,748
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	1,748
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	1,747
	Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	1,747
	Shanghai Diesel Engine Co. Ltd. Class B	4,622,156	1,747
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	456,000	1,747
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSEC)	1,287,637	1,744
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSHE)	332,126	1,742
*	Nanjing Tanker Corp. Class A	4,549,700	1,741
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	1,712,126	1,739
	Lao Feng Xiang Co. Ltd. Class A	197,800	1,738
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	3,411,900	1,736
	Chongqing Department Store Co. Ltd. Class A	374,760	1,734
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,734
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	2,099,225	1,732
	Xi'an Tian He Defense Technology Co. Ltd. Class A	475,200	1,730
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	1,729
*	TongFu Microelectronics Co. Ltd. Class A (XSEC)	446,991	1,729
	Guangzhou Haige Communications Group Inc. Co. Class A (XSEC)	835,700	1,727
	Wuhan Guide Infrared Co. Ltd. Class A (XSEC)	308,451	1,727
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A (XSHE)	4,554,460	1,723
*	COSCO Shipping International Singapore Co. Ltd.	11,932,815	1,723
*	AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	1,172,445	1,722
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSHE)	489,180	1,722
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSHE)	1,276,772	1,721
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSHG)	134,848	1,716
*	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	1,079,900	1,715
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	615,216	1,715
	BGI Genomics Co. Ltd. (XSHE)	72,800	1,713
*	COSCO SHIPPING Holdings Co. Ltd. Class A	2,759,191	1,712
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	1,874,962	1,712
	Dong-E-E-Jiao Co. Ltd. Class A (XSHE)	293,067	1,711
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	1,141,108	1,710
	Western Securities Co. Ltd. Class A (XSEC)	1,201,468	1,708
	Chinadive Watersports Inc. Class A	144,316	1,707
	Hunan Valin Steel Co. Ltd. Class A (XSHE)	2,658,600	1,706
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,640,400	1,706
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	686,014	1,705
	Changjiang Securities Co. Ltd. Class A (XSEC)	1,377,986	1,704
	CECEP Solar Energy Co. Ltd. Class A (XSHE)	2,436,430	1,701
	Inspur Electronic Information Industry Co. Ltd. Class A (XSEC)	310,040	1,700
*	Suzhou Anjie Technology Co. Ltd. Class A (XSHE)	462,649	1,695
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSHE)	166,600	1,691
	Red Avenue New Materials Group Co. Ltd. Class A (XSHG)	345,100	1,689
*	Shenzhen MTC Co. Ltd. Class A (XSEC)	1,603,800	1,689
*,§	CT Environmental Group Ltd.	38,490,600	1,689
	Nanjing Securities Co. Ltd. Class A (XSHG)	751,560	1,686
	Oceanwide Holdings Co. Ltd. Class A (XSHE)	2,790,994	1,684
*	Bengang Steel Plates Co. Ltd. Class B	8,157,311	1,683
	Minmetals Capital Co. Ltd. Class A	1,506,360	1,680
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	1,945,380	1,679
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSHE)	162,400	1,678
	MLS Co. Ltd. Class A	658,500	1,677
	CECEP Wind-Power Corp. Class A (XSSC)	3,785,316	1,675
	Yintai Gold Co. Ltd. Class A (XSEC)	612,700	1,673
	TBEA Co. Ltd. Class A (XSHG)	1,336,069	1,672

	GEM Co. Ltd. Class A (XSHE)	2,179,354	1,671
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	1,669
	Jinke Properties Group Co. Ltd. Class A (XSEC)	1,338,788	1,668
*	China Tianying Inc. Class A (XSHE)	2,242,000	1,667
*	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	1,097,404	1,667
*	Beijing Enterprises Clean Energy Group Ltd.	268,597,198	1,664
	China Railway Hi-tech Industry Co. Ltd. Class A (XSHG)	1,220,600	1,662
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSHE)	1,008,156	1,661
	Yusys Technologies Co. Ltd. Class A	228,300	1,660
	Financial Street Holdings Co. Ltd. Class A (XSHE)	1,676,851	1,658
	Ganfeng Lithium Co. Ltd. Class A (XSEC)	206,600	1,656
	Sonoscape Medical Corp. Class A (XSHE)	346,467	1,656
	Shanghai Bailian Group Co. Ltd. Class A (XSHG)	582,700	1,655
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	788,986	1,655
	IKD Co. Ltd. Class A	876,400	1,652
	Shanghai Construction Group Co. Ltd. Class A (XSSC)	3,691,482	1,650
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSHE)	1,957,200	1,646
	Luoniushan Co. Ltd. Class A (XSHE)	1,057,707	1,643
	Beijing North Star Co. Ltd. Class H	7,615,813	1,642
	Shanghai Highly Group Co. Ltd. Class A	1,408,500	1,642
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	1,459,223	1,641
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XS HE)	386,775	1,639
	Guangdong Marubi Biotechnology Co. Ltd. Class A	148,329	1,637
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSHE)	708,842	1,637
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	1,632
	Chongqing Zaisheng Technology Corp. Ltd. Class A	694,240	1,632
	Riyue Heavy Industry Co. Ltd. Class A	592,860	1,627
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSEC)	1,977,200	1,627
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSHE)	652,876	1,625
	Zhejiang Hisun Pharmaceutical Co. Ltd.	568,100	1,624
*	Yunnan Aluminium Co. Ltd. Class A (XSEC)	1,669,852	1,624
*	Guorui Properties Ltd.	10,920,228	1,622
	INESA Intelligent Tech Inc. Class A	1,497,190	1,615
	Tianjin Guangyu Development Co. Ltd. Class A (XSHE)	1,360,000	1,615
	Beijing Capital Co. Ltd. Class A (XSSC)	3,413,043	1,614
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	2,033,760	1,614
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	214,109	1,614
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSEC)	572,400	1,614
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSSC)	2,950,603	1,611
	Dong-E-E-Jiao Co. Ltd. Class A (XSEC)	275,700	1,610
*	Zhefu Holding Group Co. Ltd. Class A	1,995,490	1,605
	Suofeiya Home Collection Co. Ltd. Class A	486,978	1,602
	Beibuwan Port Co. Ltd. Class A (XSHE)	931,400	1,601
	Wangsu Science & Technology Co. Ltd.	1,245,519	1,599
*	Datang Telecom Technology Co. Ltd. Class A	826,800	1,598
*	Kama Co. Ltd. Class B	3,196,852	1,596
	Shandong Airlines Co. Ltd. Class B	2,075,717	1,593
	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSHE)	601,900	1,592
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,588
	All Winner Technology Co. Ltd. Class A	269,700	1,587
*,§	China Fiber Optic Network System	17,564,000	1,586
	People.cn Co. Ltd. Class A (XSSC)	556,581	1,585
	TangShan Port Group Co. Ltd. Class A (XSSC)	4,553,335	1,585
	Beijing Global Safety Technology Co. Ltd. Class A	250,939	1,582
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XS HG)	548,200	1,582
*	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	1,579
	Zhejiang Satellite Petrochemical Co. Ltd. Class A (XSHE)	601,905	1,579

Beijing SuperMap Software Co. Ltd. Class A	443,300	1,579
Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	3,659,100	1,578
* Kingnet Network Co. Ltd. Class A	1,942,332	1,576
INESA Intelligent Tech Inc. Class B	3,069,872	1,575
Guangxi Liugong Machinery Co. Ltd. Class A	1,530,461	1,575
Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSHG)	508,599	1,573
* Shanying International Holding Co. Ltd. Class A (XSSC)	3,457,725	1,571
Shenzhen Anche Technologies Co. Ltd. Class A (XSHE)	150,000	1,564
Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	762,003	1,561
^ CSC Financial Co. Ltd. Class H	1,037,500	1,558
Hisense Visual Technology Co. Ltd. Class A (XSHG)	788,700	1,558
Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,554
Shenzhen Desay Battery Technology Co. Class A (XSHE)	184,400	1,554
Besttone Holdings Co. Ltd. Class A (XSHG)	559,900	1,553
Beijing Tongtech Co. Ltd. Class A (XSHE)	249,200	1,553
Hengli Petrochemical Co. Ltd. Class A (XSSC)	666,000	1,553
Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	1,552
Shanxi Securities Co. Ltd. Class A (XSEC)	1,309,410	1,552
* Pengxin International Mining Co. Ltd. Class A	2,456,000	1,550
Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSEC)	1,507,200	1,549
* Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	606,800	1,549
Yingkou Port Liability Co. Ltd. Class A	4,046,000	1,548
Amoy Diagnostics Co. Ltd. Class A	137,300	1,546
Hangzhou Oxygen Plant Group Co. Ltd. Class A	586,150	1,545
China TransInfo Technology Co. Ltd. Class A (XSEC)	459,400	1,544
* Youzu Interactive Co. Ltd. Class A	485,916	1,543
IReader Technology Co. Ltd. Class A (XSHG)	319,400	1,542
Shandong Humon Smelting Co. Ltd. Class A (XSHE)	550,100	1,542
Shenzhen Changhong Technology Co. Ltd.	485,400	1,540
* Lier Chemical Co. Ltd. Class A	504,444	1,540
Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSEC)	342,082	1,538
* Wuxi Rural Commercial Bank Co. Ltd. Class A	1,899,400	1,537
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSHE)	684,944	1,535
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSHG)	2,810,150	1,534
Leo Group Co. Ltd. Class A (XSHE)	3,005,211	1,532
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSEC)	171,800	1,532
* Guanghui Energy Co. Ltd. Class A (XSSC)	3,634,412	1,531
Hangzhou Century Co. Ltd. Class A	822,400	1,530
Newland Digital Technology Co. Ltd. Class A (XSHE)	618,095	1,528
Sichuan Swellfun Co. Ltd. Class A (XSSC)	167,033	1,526
* Beijing Compass Technology Development Co. Ltd. Class A	196,800	1,525
* Beijing Gas Blue Sky Holdings Ltd.	81,422,573	1,524
Sinochem International Corp. Class A (XSSC)	1,871,806	1,523
Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	497,350	1,521
Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	1,520
Shandong Sun Paper Industry JSC Ltd. Class A (XSEC)	835,800	1,520
Shandong Denghai Seeds Co. Ltd. Class A (XSHE)	683,618	1,519
Hangzhou Shunwang Technology Co. Ltd. Class A	435,135	1,519
Beijing Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	1,518
Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	1,514
* Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,513
Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSHG)	998,500	1,513
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSHE)	426,300	1,513
WUS Printed Circuit Kunshan Co. Ltd. Class A (XSEC)	438,900	1,512
BGI Genomics Co. Ltd. (XSEC)	64,249	1,512
Shenzhen Everwin Precision Technology Co. Ltd. Class A	445,778	1,511
Hengdian Entertainment Co. Ltd. Class A	545,822	1,509

* Huayi Brothers Media Corp. Class A (XSEC)	2,205,602	1,507
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSHE)	329,061	1,505
Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	1,501
TDG Holdings Co. Ltd. Class A	940,100	1,501
Beijing Shunxin Agriculture Co. Ltd. Class A (XSEC)	168,792	1,498
Chow Tai Seng Jewellery Co. Ltd. Class A	343,550	1,491
Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,333,087	1,489
Cinda Real Estate Co. Ltd. Class A (XSSC)	2,163,113	1,488
* Yunnan Tin Co. Ltd. Class A (XSEC)	1,002,399	1,485
Zhejiang Wanliyang Co. Ltd. Class A (XSHE)	1,126,200	1,484
* Ecovacs Robotics Co. Ltd. Class A (XSHG)	327,585	1,484
* Guangdong Weihua Corp. Class A	647,374	1,483
Changsha Jingjia Microelectronics Co. Ltd. Class A (XSHE)	136,638	1,483
Beijing Wanji Technology Co. Ltd. Class A	201,160	1,482
* Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,478
Beijing Strong Biotechnologies Inc. Class A	490,185	1,477
Dalian Port PDA Co. Ltd. Class A (XSHG)	5,125,070	1,476
Sealand Securities Co. Ltd. Class A (XSEC)	1,828,130	1,475
Porton Pharma Solutions Ltd. Class A	321,250	1,475
YGSOFT Inc. Class A (XSHE)	993,929	1,472
Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,470
Chimin Health Management Co. Ltd. Class A	306,000	1,469
Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	1,467
* China Aerospace Times Electronics Co. Ltd. Class A (XSSC)	1,373,400	1,462
* Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	1,461
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSEC)	98,084	1,460
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,387,639	1,460
Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	1,455
Sansteel Minguang Co. Ltd. Fujian Class A (XSHE)	1,418,556	1,449
People.cn Co. Ltd. Class A (XSHG)	508,213	1,447
Feitian Technologies Co. Ltd.	392,500	1,447
Wuxi Boton Technology Co. Ltd.	399,404	1,447
Shenzhen Kaifa Technology Co. Ltd. Class A (XSEC)	398,300	1,445
Wanhua Chemical Group Co. Ltd. Class A (XSSC)	149,200	1,444
Anhui Kouzi Distillery Co. Ltd. Class A (XSSC)	201,427	1,444
Autobio Diagnostics Co. Ltd. Class A (XSHG)	61,900	1,443
* Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (XSHG)	341,400	1,442
* Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	6,627,236	1,442
* Qingdao Port International Co. Ltd.	1,543,300	1,441
* Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	1,439
Yifan Pharmaceutical Co. Ltd. Class A (XSEC)	339,300	1,437
* Shenzhen Neptunus Bioengineering Co. Ltd. Class A (XSHE)	1,950,950	1,436
Triangle Tyre Co. Ltd. Class A	695,200	1,436
Three Squirrels Inc. Class A	149,540	1,435
Hangjin Technology Co. Ltd. Class A (XSEC)	424,000	1,432
* Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,432
Chinese Universe Publishing and Media Group Co. Ltd. Class A (XSHG)	788,436	1,432
East Group Co. Ltd.	1,984,000	1,431
Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	1,430
China TransInfo Technology Co. Ltd. Class A (XSHE)	425,300	1,429
Jiangsu Financial Leasing Co. Ltd. Class A (XSHG)	1,645,707	1,428
China Meheco Co. Ltd. Class A (XSSC)	612,560	1,427
Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	1,427
* Beiqi Foton Motor Co. Ltd. Class A (XSHG)	4,990,476	1,426
Western Mining Co. Ltd. Class A (XSHG)	1,223,700	1,425
DHC Software Co. Ltd. Class A (XSEC)	813,800	1,421
* Rising Nonferrous Metals Share Co. Ltd. Class A	290,620	1,420

Guangzhou Hengyun Enterprises Holdings Ltd. Class A	967,676	1,419
Leo Group Co. Ltd. Class A (XSEC)	2,776,300	1,416
* Grand Baoxin Auto Group Ltd.	8,623,691	1,414
Qingdao Rural Commercial Bank Corp. Class A (XSHE)	1,751,800	1,411
Wangsu Science & Technology Co. Ltd. Class A	1,098,938	1,411
Shanghai Shimao Co. Ltd. Class A (XSSC)	2,254,512	1,408
* HC SemiTek Corp. Class A	944,750	1,408
Jihua Group Corp. Ltd. Class A (XSHG)	2,677,800	1,408
* China Reform Health Management and Services Group Co. Ltd. Class A
(XSHE)	748,392	1,402
Tibet Tianlu Co. Ltd. Class A	927,949	1,402
Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,400
* Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSHE)	1,411,966	1,398
* Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,397
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	262,000	1,396
Insigma Technology Co. Ltd. Class A	1,008,500	1,395
* Pacific Securities Co. Ltd. China Class A (XSHG)	2,246,635	1,394
Huizhou Desay Sv Automotive Co. Ltd. Class A (XSEC)	137,400	1,393
Bank of Suzhou Co. Ltd. Class A	1,136,200	1,393
Betta Pharmaceuticals Co. Ltd. Class A (XSEC)	70,200	1,392
* Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSHE)	3,465,608	1,391
Greattown Holdings Ltd. Class A (XSHG)	1,641,600	1,390
* Zhejiang Huayou Cobalt Co. Ltd. Class A (XSSC)	226,170	1,389
Zhejiang Hailiang Co. Ltd. Class A (XSHE)	1,087,716	1,385
Beijing VRV Software Corp. Ltd. Class A (XSHE)	1,292,200	1,383
Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSEC)	2,591,500	1,383
* Shang Gong Group Co. Ltd. Class B	3,515,513	1,381
* Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSHG)	5,871,000	1,380
Yealink Network Technology Corp. Ltd. Class A (XSEC)	152,059	1,378
Chengdu Hongqi Chain Co. Ltd. Class A	958,000	1,377
Tianjin Teda Co. Ltd. Class A	1,439,243	1,374
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,371
Shanghai Bailian Group Co. Ltd. Class A (XSSC)	479,788	1,363
Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSSC)	89,300	1,360
CGN Power Co. Ltd. Class A	3,113,500	1,360
Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSHE)	1,475,460	1,357
Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	1,356
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd.
Class A (XSEC)	207,200	1,355
* UTour Group Co. Ltd. Class A	929,925	1,354
* Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	1,353
* Jiangsu Expressway Co. Ltd. Class A (XSSC)	963,000	1,353
* Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSHE)	999,275	1,352
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	1,352
Westone Information Industry Inc. Class A (XSHE)	429,179	1,352
* Sinosoft Co. Ltd. Class A	153,100	1,351
* Jiangsu Hoperun Software Co. Ltd. Class A	760,746	1,351
Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	1,706,976	1,350
Asymchem Laboratories Tianjin Co. Ltd. Class A (XSEC)	43,128	1,350
* Shenyang Chemical Co. Ltd. Class A	944,000	1,350
* Easysight Supply Chain Management Co. Ltd. Class A (XSHG)	674,835	1,347
China Gezhouba Group Co. Ltd. Class A (XSHG)	1,409,100	1,347
Shede Spirits Co. Ltd. Class A (XSHG)	254,113	1,347
Shenzhen Everwin Precision Technology Co. Ltd.	397,066	1,346
Better Life Commercial Chain Share Co. Ltd. Class A (XSHE)	672,220	1,344
MLS Co. Ltd.	527,400	1,343
Luthai Textile Co. Ltd. Class B	2,415,793	1,343

Dawnrays Pharmaceutical Holdings Ltd.	11,664,515	1,342
* Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	7,999,740	1,341
Hunan Aihua Group Co. Ltd. Class A (XSHG)	293,306	1,341
* Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,339
Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	1,339
Baiyin Nonferrous Group Co. Ltd. Class A	2,667,900	1,338
Client Service International Inc. Class A	288,645	1,338
Luolai Lifestyle Technology Co. Ltd. Class A (XSHE)	856,783	1,336
Wuhan Jingce Electronic Group Co. Ltd. Class A (XSEC)	139,676	1,336
Beken Corp. Class A	122,587	1,335
* Zhejiang Jinke Culture Industry Co. Ltd. Class A	2,951,245	1,334
Dare Power Dekor Home Co. Ltd. Class A	562,739	1,330
* Beijing Jetsen Technology Co. Ltd. Class A	1,796,323	1,329
* Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,328
Shandong Lukang Pharma Class A	867,190	1,327
China National Software & Service Co. Ltd. Class A (XSHG)	97,500	1,324
* Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	1,323
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSHE)	2,191,244	1,322
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSEC)	1,967,400	1,320
Sangfor Technologies Inc. Class A (XSEC)	43,000	1,319
Wuhan Fingu Electronic Technology Co. Ltd. Class A	472,063	1,318
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,742,110	1,314
Guangshen Railway Co. Ltd. Class A (XSSC)	3,727,334	1,314
Shenzhen Kinwong Electronic Co. Ltd. Class A (XSHG)	256,784	1,313
* Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	1,520,861	1,311
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	2,050,466	1,310
360 Security Technology Inc. Class A (XSSC)	470,795	1,310
Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	1,308
Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,833,092	1,307
Shenergy Co. Ltd. Class A (XSSC)	1,600,491	1,306
Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSSC)	2,126,424	1,305
Bank of Xi'an Co. Ltd. Class A	1,609,800	1,298
Suzhou Good-Ark Electronics Co. Ltd. Class A	719,200	1,297
Hebei Chengde Lolo Co. Class A	1,096,852	1,297
Shanghai Highly Group Co. Ltd. Class B	2,377,246	1,297
Long Yuan Construction Group Co. Ltd. Class A (XSSC)	1,061,024	1,297
Valiant Co. Ltd. Class A (XSHE)	510,250	1,296
Beijing Watertek Information Technology Co. Ltd. Class A	1,167,800	1,295
Shenzhen FRD Science & Technology Co. Ltd.	295,862	1,295
DBG Technology Co. Ltd. Class A	456,680	1,295
Bethel Automotive Safety Systems Co. Ltd. Class A	237,600	1,294
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	1,413,702	1,291
Rizhao Port Co. Ltd. Class A	3,208,600	1,290
Huagong Tech Co. Ltd. Class A (XSEC)	385,000	1,290
Shanghai SMI Holding Co. Ltd. Class A (XSHG)	1,545,945	1,287
Shanghai Belling Co. Ltd. Class A (XSSC)	494,044	1,286
Holitech Technology Co. Ltd. Class A (XSHE)	1,706,396	1,286
Shenzhen SDG Information Co. Ltd. Class A	784,994	1,285
* Shenghe Resources Holding Co. Ltd. Class A (XSHG)	1,051,830	1,285
CQ Pharmaceutical Holding Co. Ltd. Class A (XSHE)	1,366,500	1,282
North Industries Group Red Arrow Co. Ltd. Class A	796,743	1,281
Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	1,281
Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,280
Guangzhou Restaurant Group Co. Ltd. Class A (XSHG)	225,172	1,278
China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	1,278
263 Network Communications Co. Ltd. Class A (XSHE)	1,156,660	1,275
* Hwa Create Co. Ltd.	583,500	1,275

	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSHE)	1,056,629	1,275
*	Ruhnn Holding Ltd. ADR	306,945	1,274
*	Sinopec Oilfield Service Corp. Class H	17,594,608	1,274
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	352,352	1,271
	Xinhuanet Co. Ltd. Class A (XSHG)	379,200	1,270
	Foran Energy Group Co. Ltd. Class A	549,100	1,270
	Gansu Shangfeng Cement Co. Ltd. Class A	293,000	1,269
*,1	Haichang Ocean Park Holdings Ltd.	20,450,362	1,268
*,^	Kasen International Holdings Ltd.	9,903,000	1,267
	BTG Hotels Group Co. Ltd. Class A (XSHG)	499,726	1,266
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	3,487,528	1,264
	Guangzhou Development Group Inc. Class A	1,503,400	1,264
	Xiamen ITG Group Corp. Ltd. Class A (XSSC)	1,262,574	1,261
	Zhongyuan Environment-Protection Co. Ltd. Class A	1,182,268	1,258
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSHE)	158,400	1,257
	LianChuang Electronic Technology Co. Ltd. Class A (XSHE)	747,661	1,255
	Shenzhen Huaqiang Industry Co. Ltd. Class A (XSHE)	540,270	1,253
*	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	1,253
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	337,400	1,253
*	Tahoe Group Co. Ltd. Class A (XSHE)	1,471,400	1,252
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	1,252
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSHE)	582,116	1,252
	Yonggao Co. Ltd. Class A	1,005,259	1,251
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,870,700	1,249
	Zhejiang Medicine Co. Ltd. Class A (XSHG)	463,550	1,249
	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,290,554	1,248
	China Jushi Co. Ltd. Class A (XSHG)	629,798	1,248
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,247
*	CITIC Resources Holdings Ltd.	30,191,718	1,246
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	6,419,863	1,243
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	1,242
	CITIC Press Corp. Class A	192,900	1,240
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	670,300	1,240
*	Beijing Bohui Innovation Biotechnology Co. Ltd. Class A	865,369	1,239
	Changsha Jingjia Microelectronics Co. Ltd. Class A (XSEC)	114,100	1,238
*	Montnets Rongxin Technology Group Co. Ltd. Class A (XSHE)	437,000	1,237
	GCI Science & Technology Co. Ltd. Class A	562,600	1,236
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSHE)	242,539	1,234
	Guoyuan Securities Co. Ltd. Class A (XSEC)	827,429	1,234
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	1,233
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	1,231
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSHG)	362,500	1,231
	Tianjin Port Development Holdings Ltd.	16,453,162	1,230
	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	998,525	1,230
*	Quantum Hi-Tech China Biological Co. Ltd. Class A	422,377	1,229
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	532,800	1,228
	Western Mining Co. Ltd. Class A (XSSC)	1,053,500	1,227
	Shanxi Coking Co. Ltd. Class A	1,734,980	1,223
	Sino-Platinum Metals Co. Ltd. Class A (XSSC)	322,583	1,222
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,220
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	1,218
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A (XSHE)	1,801,683	1,215
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSHE)	134,315	1,215
	Dongxing Securities Co. Ltd. Class A (XSSC)	615,613	1,213
*	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,212
	Avic Heavy Machinery Co. Ltd. Class A (XSSC)	630,375	1,208
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	1,207

China World Trade Center Co. Ltd. Class A (XSSC)	635,535	1,206
Shanghai AJ Group Co. Ltd. Class A (XSHG)	966,398	1,206
ADAMA Ltd. Class A	915,100	1,200
* CMST Development Co. Ltd. Class A (XSSC)	1,645,731	1,199
Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	482,342	1,199
* Saurer Intelligent Technology Co. Ltd. Class A (XSSC)	1,521,289	1,197
Datang International Power Generation Co. Ltd. Class A (XSSC)	3,485,540	1,194
DongFeng Automobile Co. Ltd. Class A	1,936,312	1,194
Anhui Korrun Co. Ltd. Class A	251,860	1,193
Jilin Sino-Microelectronics Co. Ltd. Class A	875,810	1,193
* Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	1,192
Financial Street Holdings Co. Ltd. Class A (XSEC)	1,203,460	1,190
Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,188
* State Grid Yingda Co. Ltd. Class A (XSSC)	1,131,046	1,187
* Jiangsu Yulong Steel Pipe Co. Ltd. Class A	717,600	1,187
Xinyu Iron & Steel Co. Ltd. Class A (XSHG)	1,870,600	1,186
Nanjing Yunhai Special Metals Co. Ltd. Class A	676,934	1,186
Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,676,979	1,186
* Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	1,185
* Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,182
Shanghai Kehua Bio -Engineering Co. Ltd. Class A (XSHE)	352,700	1,181
China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,181
CITIC Heavy Industries Co. Ltd. Class A (XSHG)	2,056,652	1,179
Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	716,236	1,178
Shanghai Qiangsheng Holding Co. Ltd. Class A (XSHG)	830,600	1,173
* Northeast Pharmaceutical Group Co. Ltd. Class A	1,455,382	1,171
* Medicalsystem Biotechnology Co. Ltd. Class A	346,583	1,170
Anhui Sun-Create Electronics Co. Ltd. Class A	180,400	1,170
China National Medicines Corp. Ltd. Class A (XSHG)	185,586	1,169
Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	885,600	1,168
Hunan Valin Steel Co. Ltd. Class A (XSEC)	1,817,500	1,166
Jinneng Science&Technology Co. Ltd. Class A (XSHG)	553,455	1,166
Industrial & Commercial Bank of China Ltd. Class A (XSHG)	1,640,100	1,165
Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	1,304,852	1,165
AUCMA Co. Ltd. Class A	881,301	1,165
* Wuhan DR Laser Technology Corp. Ltd. Class A	91,680	1,164
GEM Co. Ltd. Class A (XSEC)	1,518,586	1,164
Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	1,159
Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	1,158
* Shenzhen Microgate Technology Co. Ltd. Class A	683,000	1,158
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	422,329	1,157
Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A (XSHG)	321,020	1,153
Hangxiao Steel Structure Co. Ltd. Class A (XSHG)	1,786,435	1,152
Shengda Resources Co. Ltd. Class A	428,900	1,152
China Aluminum International Engineering Corp. Ltd. Class A (XSHG)	1,830,300	1,151
China Spacesat Co. Ltd. Class A (XSHG)	226,387	1,150
Tangrenshen Group Co. Ltd. Class A (XSHE)	666,950	1,149
* Shanghai Greencourt Investment Group Co. Ltd. Class B	3,786,400	1,148
* JinJian Cereals Industry Co. Ltd. Class A	650,200	1,146
* Shenzhen Infogem Technologies Co. Ltd. Class A	345,900	1,146
* Alpha Group Class A (XSHE)	827,701	1,144
* FAW CAR Co. Ltd. Class A	589,943	1,143
Vatti Corp. Ltd. Class A (XSHE)	768,748	1,143
* NavInfo Co. Ltd. Class A (XSEC)	427,887	1,142
* Guosheng Financial Holding Inc. Class A (XSEC)	782,219	1,141
Digiwin Software Co. Ltd. Class A	247,194	1,141
Jinzhou Port Co. Ltd. Class B	4,667,123	1,141

	Guangdong South New Media Co. Ltd. Class A (XSEC)	67,212	1,139
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	499,164	1,138
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	2,566,939	1,137
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSEC)	350,250	1,136
	Zhejiang Meida Industrial Co. Ltd. Class A (XSHE)	572,800	1,135
	Sinoma Science & Technology Co. Ltd. Class A (XSEC)	380,500	1,134
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSSC)	1,089,936	1,133
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	285,740	1,133
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSSC)	482,801	1,131
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	1,130
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,130
	Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	553,292	1,130
	Bank of Qingdao Co. Ltd. Class A (XSHE)	1,551,800	1,129
	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	528,800	1,129
	Beijing Cisri-Gaona Materials & Technology Co. Ltd.	331,600	1,128
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,127
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	1,125
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	1,125
	China Merchants Port Group Co. Ltd. Class A	466,300	1,125
	Inner Mongolia Lantai Industrial Co. Ltd. Class A	952,045	1,125
*	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	231,855	1,123
	Fujian Apex Software Co. Ltd. Class A	161,900	1,120
*,§	Mingfa Group International Co. Ltd.	4,576,880	1,116
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSHG)	292,566	1,114
	FIYTA Precision Technology Co. Ltd. Class A	420,085	1,114
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,477,669	1,113
*	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,112
*	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	1,112
*	Shenzhen Deren Electronic Co. Ltd. Class A	457,051	1,112
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	843,964	1,112
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	497,504	1,111
	Bank of Chengdu Co. Ltd. Class A (XSHG)	930,600	1,108
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	3,049,346	1,106
	First Capital Securities Co. Ltd. Class A (XSHE)	711,520	1,105
	Nantong Jianghai Capacitor Co. Ltd. Class A	770,148	1,104
	Huafu Fashion Co. Ltd. Class A (XSHE)	1,360,510	1,104
	Rongsheng Petro Chemical Co. Ltd. Class A (XSEC)	460,936	1,104
	Jiangsu Huaxicun Co. Ltd. Class A (XSHE)	704,200	1,102
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A (XSHG)	268,122	1,102
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSSC)	51,401	1,098
	BTG Hotels Group Co. Ltd. Class A (XSSC)	433,200	1,097
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	1,096
	Xiamen Meiya Pico Information Co. Ltd. Class A (XSEC)	373,452	1,096
*	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG)	391,700	1,093
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	1,091
	HLA Corp. Ltd. Class A (XSHG)	1,249,331	1,090
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	1,089
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A
	(XSHE)	1,116,230	1,083
	Jiuzhitang Co. Ltd. Class A (XSHE)	745,255	1,083
	Electric Connector Technology Co. Ltd. Class A	238,670	1,083
*	Guoxuan High-Tech Co. Ltd. (XSEC)	299,100	1,082
*	Shenzhen Infogem Technologies Co. Ltd.	326,680	1,082
	Xiamen Intretech Inc. Class A (XSHE)	126,700	1,081
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	1,079
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	810,628	1,077
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	1,126,989	1,077

	Suning Universal Co. Ltd. Class A (XSHE)	2,183,210	1,076
*	HyUnion Holding Co. Ltd. Class A (XSHE)	1,013,582	1,076
	Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	1,075
*	Laobaixing Pharmacy Chain JSC Class A (XSHG)	72,121	1,075
	Shenzhen Das Intellitech Co. Ltd. Class A (XSHE)	1,832,196	1,074
*	Shanghai Aerospace Automobile Electromec hanical Co. Ltd. Class A	1,444,129	1,074
*	Global Top E-Commerce Co. Ltd. Class A (XSHE)	929,940	1,073
	CGN Nuclear Technology Development Co. Ltd. Class A (XSHE)	809,829	1,072
	JSTI Group Class A	950,557	1,071
	Gohigh Data Networks Technology Co. Ltd. Class A	856,940	1,071
	Zhejiang Semir Garment Co. Ltd. Class A (XSHE)	1,005,620	1,071
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	189,324	1,070
	Thinkingdom Media Group Ltd. Class A	122,236	1,069
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	3,277,266	1,066
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	1,066
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	1,065
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSHE)	760,800	1,063
	Westone Information Industry Inc. Class A (XSEC)	337,394	1,063
*	Hybio Pharmaceutical Co. Ltd. Class A (XSEC)	815,691	1,062
	Founder Technology Group Corp. Class A (XSSC)	1,611,672	1,062
	Weiqiao Textile Co. Class H	4,894,033	1,061
	361 Degrees International Ltd.	7,530,198	1,060
	Wuchan Zhongda Group Co. Ltd. Class A (XSHG)	1,612,815	1,059
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	1,056
	Betta Pharmaceuticals Co. Ltd. Class A (XSHE)	53,200	1,055
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	1,053
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	963,440	1,053
	Wuxi Huaguang Boiler Co. Ltd. Class A	549,900	1,052
*	Hengbao Co. Ltd. Class A	671,300	1,052
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	620,408	1,050
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	1,049
	Guangzhou Guangri Stock Co. Ltd. Class A	961,200	1,048
	Huangshan Novel Co. Ltd. Class A	641,416	1,048
	Bestsun Energy Co. Ltd. Class A (XSHG)	1,349,376	1,047
	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	1,046
	Zhejiang Medicine Co. Ltd. Class A (XSSC)	387,800	1,045
	Hubei Energy Group Co. Ltd. Class A (XSEC)	1,930,290	1,042
*	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	231,660	1,041
	Dawning Information Industry Co. Ltd. Class A (XSHG)	163,072	1,041
	Southwest Securities Co. Ltd. Class A (XSHG)	1,241,806	1,041
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSHE)	518,850	1,039
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	1,039
	Sichuan Shuangma Cement Co. Ltd. Class A (XSHE)	484,900	1,039
*	5I5J Holding Group Co. Ltd. Class A (XSHE)	1,773,003	1,038
	Xiamen C & D Inc. Class A (XSSC)	772,400	1,037
	Henan Mingtai Al Industrial Co. Ltd. Class A	678,054	1,037
	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	1,037
	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,036
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A (XSHE)	926,931	1,035
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	1,034
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	1,033
	Glarun Technology Co. Ltd. Class A (XSSC)	392,641	1,032
*	Xinjiang Machinery Research Institute Co. Ltd. Class A	1,411,536	1,032
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	360,800	1,032
*	Yunnan Yuntianhua Co. Ltd. Class A	1,373,000	1,031
*,1	Beijing Urban Construction Design & Development Group Co. Ltd. Class H	3,407,580	1,030
	Hengtong Optic -electric Co. Ltd. Class A (XSHG)	433,160	1,030

Xiamen Meiya Pico Information Co. Ltd. Class A (XSHE)	350,605	1,029
Zhejiang Huatong Meat Products Co. Ltd. Class A	556,320	1,028
* Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	773,001	1,027
* Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	1,027
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSEC)	224,500	1,026
Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	388,388	1,025
Tianma Microelectronics Co. Ltd. Class A (XSEC)	425,500	1,025
Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	1,023
Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	1,023
Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	1,023
Spring Airlines Co. Ltd. Class A (XSHG)	179,600	1,021
Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	1,038,126	1,021
Xuji Electric Co. Ltd. Class A (XSHE)	443,400	1,020
* Neusoft Corp. Class A (XSSC)	593,614	1,019
Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSEC)	546,705	1,019
ENN Ecological Holdings Co. Ltd. Class A (XSHG)	594,569	1,018
* CITIC Guoan Information Industry Co. Ltd. Class A (XSHE)	2,563,300	1,017
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	1,437,500	1,017
Guangdong Highsun Group Co. Ltd. Class A	1,848,180	1,016
Konfoong Materials International Co. Ltd. Class A (XSHE)	111,476	1,016
Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	1,015
Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	1,015
Fujian Longking Co. Ltd. Class A (XSSC)	773,680	1,014
COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	985,500	1,014
Longhua Technology Group Luoyang Co. Ltd.	864,300	1,013
Jiangsu Guotai International Group Guomao Co. Ltd. Class A (XSEC)	1,057,871	1,013
Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	192,312	1,012
Beijing SL Pharmaceutical Co. Ltd. Class A (XSEC)	505,196	1,012
Shandong Shanda WIT Science & Tech Co. Ltd. Class A	227,050	1,011
Beijing Orient National Communication Science & Technology Co. Ltd.	511,595	1,011
Guangdong Vanward New Electric Co. Ltd. Class A	841,940	1,011
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSSC)	1,849,689	1,010
Ajisen China Holdings Ltd.	6,308,260	1,009
Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	1,009
Henan Shenhuo Coal & Power Co. Ltd. Class A (XSHE)	1,335,500	1,009
RiseSun Real Estate Development Co. Ltd. Class A (XSEC)	855,744	1,008
* China Film Co. Ltd. Class A (XSSC)	482,400	1,005
* Sou Yu Te Group Co. Ltd. Class A	2,415,182	1,004
Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	1,003
Tianjin Development Holdings Ltd.	4,502,025	1,000
Global Infotech Co. Ltd. Class A	388,600	1,000
Guangzhou Port Co. Ltd. Class A	2,060,800	996
Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	961,561	995
Sino Wealth Electronic Ltd. Class A (XSHE)	186,164	995
* China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	557,700	995
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSHE)	689,408	994
* Beijing Shougang Co. Ltd. Class A (XSEC)	1,581,061	993
* Tus Environmental Science And Technology Development Co. Ltd. Class A
(XSHE)	845,482	993
* Vtron Group Co. Ltd. Class A	864,723	992
* Neusoft Corp. Class A (XSHG)	577,700	992
* North Navigation Control Technology Co. Ltd. Class A (XSHG)	780,400	991
* Oriental Pearl Group Co. Ltd. Class A (XSHG)	681,996	991
* Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSHE)	440,350	989
Guangdong Goworld Co. Ltd. Class A	521,444	989
Sailun Group Co. Ltd. (XSHG)	1,737,560	988
* Shanghai Phoenix Enterprise Group Co. Ltd. Class B	2,388,900	987

Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	1,043,125	986
HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	505,500	984
* China Aerospace Times Electronics Co. Ltd. Class A (XSHG)	924,160	984
Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	983
Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	983
Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	597,600	982
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	979
Yunnan Energy Investment Co. Ltd. Class A	868,455	977
Avic Aviation High-Technology Co. Ltd. Class A (XSSC)	300,067	977
Zhejiang Yongtai Technology Co. Ltd. Class A (XSHE)	563,626	976
Beijing Orient National Communication Science & Technology Co. Ltd. Class A	493,601	976
Wuhu Token Science Co. Ltd. Class A (XSEC)	557,783	974
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	974
China West Construction Group Co. Ltd. Class A	649,000	974
China Publishing & Media Co. Ltd. Class A (XSHG)	1,075,300	972
Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	971
Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	970
Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	1,120,179	968
* China CSSC Holdings Ltd. Class A (XSSC)	325,900	968
Huaan Securities Co. Ltd. Class A (XSSC)	835,400	968
Sino GeoPhysical Co. Ltd. Class A	319,165	967
Tungkong Inc. Class A	556,076	967
* Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	964
* Realcan Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,015,910	964
* Montnets Rongxin Technology Group Co. Ltd. Class A (XSEC)	340,100	963
Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	962
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	961
Enjoyor Co. Ltd. Class A (XSEC)	602,900	960
* Kingsignal Technology Co. Ltd. Class A	620,360	959
* Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	1,181,177	959
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSHE)	1,148,100	959
China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	460,351	959
Shanghai Mechanical and Electrical Industry Co. Ltd. Class A (XSHG)	385,100	958
* Guangdong Shirongzhaoye Co. Ltd. Class A (XSHE)	916,961	958
Beijing North Star Co. Ltd. Class A (XSSC)	2,397,815	955
* Hunan Corun New Energy Co. Ltd. Class A	1,484,230	955
Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	233,300	954
* Shaanxi J&R Optimum Energy Co. Ltd. Class A (XSHE)	4,172,796	951
* COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	1,991,001	950
* Wuhan P&S Information Technology Co. Ltd. Class A (XSHE)	1,031,500	947
Hongfa Technology Co. Ltd. Class A (XSSC)	156,950	946
* Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	946
Tangshan Jidong Cement Co. Ltd. Class A (XSEC)	344,500	946
* Jiangnan Mould and Plastic Technology Co. Ltd. Class A	887,900	945
Chengdu Wintrue Holding Co. Ltd. Class A	868,170	944
Livzon Pharmaceutical Group Inc. Class A (XSEC)	120,900	944
Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	941
Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	941
China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	938
Hunan Gold Corp. Ltd. Class A (XSHE)	665,040	938
Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	936
Black Peony Group Co. Ltd. Class A (XSSC)	806,287	934
Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	1,209,848	933
Changjiang Publishing & Media Co. Ltd. Class A	1,186,365	933
Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,367,900	932
Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,162,500	931
Haoxiangni Health Food Co. Ltd. Class A	506,788	930

Shandong Chenming Paper Holdings Ltd. Class A (XSHE)	1,192,350	930
Sanjiang Shopping Club Co. Ltd. Class A	448,200	929
Beijing Beilu Pharmaceutical Co. Ltd.	471,900	929
* Sichuan Jiuzhou Electric Co. Ltd. Class A	980,168	928
Sundy Land Investment Co. Ltd. Class A	1,809,600	928
Shenzhen Center Power Tech Co. Ltd. Class A (XSHE)	281,850	927
Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	663,450	927
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	926
Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	830,450	926
Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	3,067,468	926
* Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	1,281,797	926
Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	926
Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	925
Sinoma International Engineering Co. Class A (XSSC)	1,078,722	925
Newland Digital Technology Co. Ltd. Class A (XSEC)	373,198	922
Wanxiang Qianchao Co. Ltd. Class A (XSEC)	1,051,700	922
Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSSC)	240,800	922
Beijing Capital Retailing Group Co. Ltd. Class A	642,350	922
Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	922
Xinhua Winshare Publishing and Media Co. Ltd. Class A (XSSC)	572,790	921
Porton Pharma Solutions Ltd.	200,500	921
Yantai Zhenghai Magnetic Material Co. Ltd.	582,654	920
Ke Hua Heng Sheng Co. Ltd. Class A	259,000	920
* Xiwang Foodstuffs Co. Ltd. Class A (XSHE)	940,740	919
Xinhua Winshare Publishing and Media Co. Ltd. Class H	1,387,524	918
Beijing Sanju Environmental Protection and New Material Co. Ltd.	1,062,828	918
Chongqing Sokon Industry Group Co. Ltd. Class A	716,728	918
* Zhejiang Firstar Panel Technology Co. Ltd. Class A	946,000	918
* Yunnan Aluminium Co. Ltd. Class A (XSHE)	943,800	918
Telling Telecommunication Holding Co. Ltd. Class A (XSEC)	737,100	918
* Hongli Zhihui Group Co. Ltd. Class A	593,700	914
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSHE)	681,807	914
Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	914
Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	1,497,780	914
Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,901,400	913
Newcapec Electronics Co. Ltd. Class A	488,335	912
Jiangsu Changbao Steeltube Co. Ltd. Class A	1,218,354	912
Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	911
Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,162,392	908
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	773,385	908
* Xinjiang Beixin Road & Bridge Group Co. Ltd. Class A	959,360	908
Canny Elevator Co. Ltd. Class A (XSHE)	578,496	907
* Shandong Xinchao Energy Corp. Ltd. Class A (XSHG)	3,400,300	906
* Jilin Electric Power Co. Ltd. Class A (XSHE)	1,452,680	905
* Minmetals Development Co. Ltd. Class A (XSHG)	922,286	904
Everbright Jiabao Co. Ltd. Class A	1,502,708	904
Henan City Development Environment Co. Ltd.	503,600	901
Aerospace CH UAV Co. Ltd. (XSEC)	267,900	901
Zhejiang Wanma Co. Ltd. Class A (XSHE)	793,972	899
Oppein Home Group Inc. Class A (XSSC)	70,000	898
* Phoenix Media Investment Holdings Ltd.	15,439,907	898
* Guanghui Energy Co. Ltd. Class A (XSHG)	2,129,303	897
Duolun Technology Corp. Ltd. Class A	587,777	897
Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	897
Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	896
Fuan Pharmaceutical Group Co. Ltd. Class A (XSHE)	990,200	896
* Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	895

China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	655,983	893
Industrial Securities Co. Ltd. Class A (XSHG)	760,890	893
Guangzhou Restaurant Group Co. Ltd. Class A (XSSC)	156,800	890
Shenzhen Guangju Energy Co. Ltd. Class A	481,988	890
Toyou Feiji Electronics Co. Ltd. Class A	443,235	889
* Qingdao Zhongzi Zhongcheng Group Co. Ltd.	808,606	889
Hisense Visual Technology Co. Ltd. Class A (XSSC)	450,162	889
* Innuovo Technology Co. Ltd. Class A (XSHE)	960,755	889
China Communications Construction Co. Ltd. Class A	784,800	889
Central China Securities Co. Ltd. Class A (XSSC)	1,085,900	888
China Wuyi Co. Ltd. Class A	1,611,511	888
Guomai Technologies Inc. Class A (XSHE)	680,179	887
Opple Lighting Co. Ltd. Class A (XSHG)	206,384	887
Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	214,203	884
Tellhow Sci-Tech Co. Ltd. Class A	983,884	884
* Sunsea AIoT Technology Co. Ltd. Class A	337,045	881
Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	880
AECC Aero-Engine Control Co. Ltd. Class A (XSEC)	335,600	879
Weihai Guangtai Airport Equipment Co. Ltd. Class A	377,102	878
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSEC)	247,161	877
* Zhonghang Electronic Measuring Instruments Co. Ltd. Class A	448,200	877
Shanghai Tianchen Co. Ltd. Class A	728,338	877
KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	876
Huadong Medicine Co. Ltd. Class A (XSEC)	219,700	876
Tongkun Group Co. Ltd. Class A (XSHG)	422,700	875
* Top Energy Co. Ltd. Shanxi Class A	1,701,144	873
Southern Publishing & Media Co. Ltd. Class A	662,149	872
* Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	872
Ningbo Ligong Environment And Energy Technology Co. Ltd. Class A	408,869	871
Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSHG)	371,300	870
Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	870
Sumavision Technologies Co. Ltd. Class A (XSHE)	1,200,500	869
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	869
Eastern Communications Co. Ltd. Class A (XSHG)	392,200	868
Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	868
Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	866
* China Nonferrous Metal Industry's Foreign Engineering and Construction Co.
Ltd. Class A (XSHE)	1,132,500	866
* China Baoan Group Co. Ltd. Class A (XSEC)	722,020	865
Shenzhen Huaqiang Industry Co. Ltd. Class A (XSEC)	372,900	865
* Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A
(XSHE)	1,220,832	864
* Kuang-Chi Technologies Co. Ltd. Class A (XSEC)	306,600	864
Guodian Changyuan Electric Power Co. Ltd. Class A	1,560,894	863
Xiamen International Port Co. Ltd. Class H	8,476,518	863
Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	863
Jiangsu Etern Co. Ltd. Class A (XSHG)	1,035,970	862
Sichuan Expressway Co. Ltd. Class A (XSSC)	1,682,510	861
Chengzhi Co. Ltd. Class A (XSHE)	357,628	860
Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	859
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSSC)	62,100	859
Eternal Asia Supply Chain Management Ltd. Class A (XSHE)	1,037,500	857
Jiangxi Ganneng Co. Ltd. Class A	1,296,542	857
Shenma Industry Co. Ltd. Class A	665,404	857
Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	857
Qiming Information Technology Co. Ltd. Class A	478,073	856
Truking Technology Ltd. Class A	435,300	855

	Moon Environment Technology Co. Ltd. Class A	795,284	855
	Luthai Textile Co. Ltd. Class A	744,591	855
*	AVICOPTER plc Class A (XSHG)	115,800	854
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSHE)	3,088,732	854
	Lakala Payment Co. Ltd. Class A	163,900	851
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSHE)	254,283	851
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSEC)	209,380	851
*	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,153,728	851
	Changying Xinzhi Technology Co. Ltd. Class A	382,400	851
	Eternal Asia Supply Chain Management Ltd. Class A (XSEC)	1,028,900	850
	Xuji Electric Co. Ltd. Class A (XSEC)	369,300	850
	Sansteel Minguang Co. Ltd. Fujian Class A (XSEC)	831,800	850
	Bank of Zhengzhou Co. Ltd. Class A (XSEC)	1,611,861	849
	Jiangling Motors Corp. Ltd. Class B	1,177,293	849
	Beyondsoft Corp. Class A	638,200	849
	Northeast Securities Co. Ltd. Class A (XSEC)	528,100	849
*	Hainan Expressway Co. Ltd. Class A	1,056,400	847
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	982,257	847
*	Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	847
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSHE)	475,040	846
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSSC)	1,265,015	846
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	564,050	846
	Anyang Iron & Steel Inc. Class A	2,716,980	846
	Tianjin Port Co. Ltd. Class A (XSHG)	1,264,890	845
	Shandong Humon Smelting Co. Ltd. Class A (XSEC)	301,100	844
*,^,1 Tian Ge Interactive Holdings Ltd.		6,616,476	844
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	841
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	841
*	China Merchants Property Operation & Service Co. Ltd. (XSEC)	173,700	841
*	Berry Genomics Co. Ltd. Class A (XSEC)	65,305	841
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSHG)	1,128,540	841
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSHE)	1,058,144	840
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	839
	Chongqing Water Group Co. Ltd. Class A (XSSC)	1,104,350	839
	China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	936,400	838
	Rainbow Department Store Co. Ltd. Class A	537,099	838
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	836
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	230,447	836
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSHE)	354,700	836
*	Guangdong Provincial Expressway Development Co. Ltd. Class A	808,906	836
	Red Avenue New Materials Group Co. Ltd. Class A (XSSC)	170,500	835
	Guodian Nanjing Automation Co. Ltd. Class A	687,800	835
	Zhejiang Huafeng Spandex Co. Ltd. Class A (XSEC)	859,600	834
	YongXing Special Materials Technology Co. Ltd. Class A	308,468	833
	Biem.L.Fdlkk Garment Co. Ltd. Class A (XSHE)	370,430	833
	Yibin Tianyuan Group Co. Ltd. Class A	860,429	832
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	378,240	832
*	Baotailong New Materials Co. Ltd. Class A	1,482,100	831
*	Wutong Holding Group Co. Ltd. Class A (XSHE)	1,092,522	829
	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	829
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSEC)	80,200	829
	Norinco International Cooperation Ltd. Class A (XSHE)	725,850	828
*	Hubei Chutian Smart Communication Co. Ltd. Class A	1,807,951	828
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	828
*	Jiangsu Zongyi Co. Ltd. Class A	983,700	827
	Hangzhou Shunwang Technology Co. Ltd.	236,990	827
	Camel Group Co. Ltd. Class A (XSSC)	770,071	827

* Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	826
* Estun Automation Co. Ltd. Class A (XSEC)	356,900	826
Genimous Technology Co. Ltd. Class A (XSHE)	691,035	824
Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	822
Konka Group Co. Ltd. Class A (XSEC)	793,800	822
Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSEC)	325,700	822
* Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	892,853	821
North Electro-Optic Co. Ltd. Class A	494,561	821
Jiangsu Financial Leasing Co. Ltd. Class A (XSSC)	945,945	821
Shanghai Datun Energy Resources Co. Ltd. Class A	638,550	820
Hang Zhou Great Star Industrial Co. Ltd. Class A (XSEC)	310,000	820
China Coal Energy Co. Ltd. Class A (XSSC)	1,384,294	820
Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSEC)	53,976	819
Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	818
* China Harzone Industry Corp. Ltd. Class A (XSEC)	593,522	818
Puyang Refractories Group Co. Ltd. Class A	1,231,481	817
Shanghai AJ Group Co. Ltd. Class A (XSSC)	654,126	816
Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	816
Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	526,730	815
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A
(XSHG)	613,200	815
Huapont Life Sciences Co. Ltd. Class A (XSEC)	1,014,901	815
* Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	814
Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	812
Jinyuan EP Co. Ltd. Class A	615,996	809
Xinjiang Communications Construction Group Co. Ltd. Class A	348,800	808
* China CAMC Engineering Co. Ltd. Class A	705,220	808
Haining China Leather Market Co. Ltd. Class A	1,252,410	807
Beijing Urban-Rural Commercial Group Co. Ltd. Class A	300,848	807
* Ecovacs Robotics Co. Ltd. Class A (XSSC)	177,900	806
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	805
* Hand Enterprise Solutions Co. Ltd. Class A (XSEC)	607,000	804
Goldcard Smart Group Co. Ltd. (XSHE)	353,600	803
China Satellite Communications Co. Ltd. Class A (XSSC )	242,300	803
Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	802
Henan Zhongyuan Expressway Co. Ltd. Class A (XSSC)	1,503,581	802
Henan Pinggao Electric Co. Ltd. Class A (XSSC)	672,114	801
* Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSHE)	781,900	801
* Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	801
Chinese Universe Publishing and Media Group Co. Ltd. Class A (XSSC)	440,220	799
China Union Holdings Ltd. Class A	1,218,490	798
JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	797
Youngor Group Co. Ltd. Class A (XSHG)	832,608	796
Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	795
Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	795
* Chengdu CORPRO Technology Co. Ltd. Class A (XSEC)	390,400	795
China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	795
* Visual China Group Co. Ltd. Class A (XSHE)	323,812	795
Baosheng Science and Technology Innovation Co. Ltd. Class A (XSSC)	1,225,155	792
Guizhou Tyre Co. Ltd. Class A	1,044,976	792
Qingdao Citymedia Co. Ltd. Class A	682,800	792
Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	1,092,253	792
Zhejiang Runtu Co. Ltd. Class A (XSHE)	577,651	791
Wuhan Jingce Electronic Group Co. Ltd. Class A (XSHE)	82,677	791
Hubei Fuxing Science And Technology Co. Ltd. Class A	987,200	790
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSHE)	88,500	789
* Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	788

Eastcompeace Technology Co. Ltd. Class A	460,242	788
Shenzhen Topway Video Communication Co. Ltd. Class A	719,576	787
Maoye Commericial Co. Ltd. Class A (XSSC)	1,154,811	787
* Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSHE)	1,084,024	785
* CCS Supply Chain Management Co. Ltd. Class A (XSSC)	793,328	785
Sichuan Haite High-tech Co. Ltd. Class A (XSEC)	346,300	785
* Andon Health Co. Ltd. Class A	437,956	784
Cachet Pharmaceutical Co. Ltd. Class A	343,843	784
Holitech Technology Co. Ltd. Class A (XSEC)	1,039,700	783
* ZJBC Information Technology Co. Ltd. Class A (XSHE)	745,962	782
Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	281,200	781
Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	780
Jiangsu Changqing Agrochemical Co. Ltd. Class A	640,809	780
SGIS Songshan Co. Ltd. Class A (XSEC)	1,225,100	778
Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	778
* Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	778
Shanghai ShenTong Metro Co. Ltd. Class A	465,976	776
* ENC Digital Technology Co. Ltd. Class A	482,090	776
Zhuhai Hokai Medical Instruments Co. Ltd. Class A	779,932	774
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	774
Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	774
* Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	773
Fujian Star-net Communication Co. Ltd. Class A (XSEC)	163,400	773
Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	771
Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSEC)	141,300	769
Hoshine Silicon Industry Co. Ltd. Class A (XSSC)	170,300	768
* Jilin Yatai Group Co. Ltd. Class A (XSHG)	1,484,000	768
* Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	767
* Sichuan Hongda Co. Ltd. Class A	1,907,200	767
* Cultural Investment Holdings Co. Ltd. Class A	1,818,329	767
Kuangda Technology Group Co. Ltd. Class A	1,463,584	765
Guangzhou Grandbuy Co. Ltd. Class A	330,767	765
Loncin Motor Co. Ltd. Class A (XSSC)	1,237,500	765
Xiamen Port Development Co. Ltd. Class A	739,716	765
Anhui Xinhua Media Co. Ltd. Class A (XSSC)	912,770	764
Transfar Zhilian Co. Ltd. Class A (XSHE)	927,422	763
Hoshine Silicon Industry Co. Ltd. Class A (XSHG)	169,120	763
* Shenzhen Infinova Ltd. Class A	1,076,307	762
Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	762
Befar Group Co. Ltd. Class A (XSHG)	1,058,542	762
Daheng New Epoch Technology Inc. Class A	455,000	760
* North Navigation Control Technology Co. Ltd. Class A (XSSC)	597,204	759
Hubei Kaile Science & Technology Co. Ltd. Class A (XSHG )	371,420	758
Sinosteel Engineering & Technology Co. Ltd. Class A	1,202,994	757
Nanjing Iron & Steel Co. Ltd. Class A (XSHG)	1,601,500	755
Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	755
Hongrun Construction Group Co. Ltd. Class A	1,089,346	755
* Datang Huayin Electric Power Co. Ltd. Class A	2,052,700	753
Hubei Century Network Technology Co. Ltd. Class A	243,900	752
Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A (XSHE)	386,900	752
* AECC Aero Science and Technology Co. Ltd. Class A (XSHG)	221,200	752
* China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	751
Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	751
Fujian Cement Inc. Class A	472,320	751
Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	750
* Keda Group Co. Ltd. Class A (XSHG)	906,553	749
* Global Top E-Commerce Co. Ltd. Class A (XSEC)	648,845	749

* Topchoice Medical Investment Corp. Class A (XSSC)	29,595	748
* Shandong Xinchao Energy Corp. Ltd. Class A (XSSC)	2,802,816	747
Digital China Information Service Co. Ltd. Class A (XSHE)	311,643	747
Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	708,600	747
* Anhui Golden Seed Winery Co. Ltd. Class A	736,201	747
Yunnan Wenshan Electric Power Co. Ltd. Class A	566,427	747
* Guangdong Chaohua Technology Co. Ltd. Class A	850,488	746
Bank of China Ltd. Class A (XSHG)	1,564,597	746
Jolywood Suzhou Sunwatt Co. Ltd. Class A	676,792	746
Beijing GeoEnviron Engineering & Technology Inc. Class A (XSHG)	326,400	745
CSSC Science & Technology Co. Ltd. Class A (XSHG)	375,000	745
Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	745
Henan Yuguang Gold & Lead Co. Ltd. Class A (XSHG)	710,800	743
Valiant Co. Ltd. Class A (XSEC)	292,400	743
* Shenzhen Zhengtong Electronics Co. Ltd. Class A	479,100	743
* Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	742
Beijing Water Business Doctor Co. Ltd. Class A (XSEC)	778,474	742
Shinva Medical Instrument Co. Ltd. Class A (XSSC)	260,841	742
* Nuode Investment Co. Ltd. Class A	1,068,600	741
Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	741
* Estun Automation Co. Ltd. Class A (XSHE)	320,100	741
Tongyu Heavy Industry Co. Ltd. Class A	1,830,957	741
* Hainan Ruize New Building Material Co. Ltd. Class A (XSHE)	766,704	740
Sichuan Yahua Industrial Group Co. Ltd. Class A (XSHE)	545,100	739
Yinchuan Xinhua Commercial Group Co. Ltd. Class A	295,862	739
Beijing GeoEnviron Engineering & Technology Inc. Class A (XSSC)	323,333	738
* Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	737
Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	384,348	736
Luenmei Quantum Co. Ltd. Class A (XSSC)	351,842	736
* Langold Real Estate Co. Ltd. Class A	1,962,979	736
Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A (XSHG)	1,174,200	735
Jihua Group Corp. Ltd. Class A (XSSC)	1,398,940	735
Nanjing Securities Co. Ltd. Class A (XSSC)	327,800	735
* Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	1,670,340	735
Shenzhen Topraysolar Co. Ltd. Class A	1,218,258	735
Genimous Technology Co. Ltd. Class A (XSEC)	616,300	735
Guangdong Guanhao High-Tech Co. Ltd. Class A	1,527,600	735
Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSHE)	1,658,514	734
Shandong Xiantan Co. Ltd. Class A (XSHE)	347,295	734
* Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	733
China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,454,625	733
JiuGui Liquor Co. Ltd. Class A (XSEC)	74,400	733
Lingyuan Iron & Steel Co. Ltd. Class A (XSHG)	2,221,670	733
* Eastone Century Technology Co. Ltd.	843,315	731
Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSEC)	1,650,813	731
* Tianqi Lithium Corp. Class A (XSEC)	201,353	730
§ Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd.
Class A	471,000	729
Guangxi Wuzhou Communications Co. Ltd. Class A	1,409,647	728
* KraussMaffei Co. Ltd. Class A	864,834	727
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSHE)	1,082,550	727
Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	725
KingClean Electric Co. Ltd. Class A	189,100	725
Jack Sewing Machine Co. Ltd. Class A (XSHG)	251,575	724
Guangzhou Development Group Inc.	858,971	722
* Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	548,100	722
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	721

Zhuhai Port Co. Ltd. Class A	853,300	721
Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	553,079	720
Huangshan Tourism Development Co. Ltd. Class A	568,688	720
* Bluedon Information Security Technology Co. Ltd. Class A	1,245,056	720
Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,329,097	720
Guangdong Mingzhu Group Co. Ltd. Class A	914,590	720
* Landing International Development Ltd.	22,913,572	719
Hefei Department Store Group Co. Ltd. Class A	754,417	719
* Shanghai Hongda Mining Co. Ltd. Class A (XSHG)	477,882	718
Central China Land Media Co. Ltd. Class A	647,308	718
Far East Smarter Energy Co. Ltd. Class A (XSHG)	1,229,560	716
Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	716
Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	883,000	715
Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,679,474	715
Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	715
Shenzhen Click Technology Co. Ltd. Class A	344,000	715
Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	1,077,988	713
Eastern Pioneer Driving School Co. Ltd. Class A	224,916	710
* Tibet Summit Resources Co. Ltd. Class A (XSHG)	399,825	710
Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	460,698	710
Zhongbai Holdings Group Co. Ltd. Class A	678,989	709
Inspur Software Co. Ltd. Class A (XSSC)	267,926	709
* Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSEC)	1,767,600	709
SPIC Dongfang New Energy Corp. Class A (XSHE)	986,256	709
Hebei Huijin Electromechanical Co. Ltd.	485,900	708
Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	707
Xiangxue Pharmaceutical Co. Ltd. Class A (XSHE)	460,600	707
* Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	707
Shenzhen Energy Group Co. Ltd. Class A (XSEC)	869,600	707
* Goldenmax International Technology Ltd. Class A (XSHE)	538,100	706
* Yunnan Tin Co. Ltd. Class A (XSHE)	476,300	706
* Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	706
Angang Steel Co. Ltd. (XSEC)	1,831,000	706
Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	705
Beijing Capital Co. Ltd. Class A (XSHG)	1,490,400	705
* PKU Healthcare Corp. Ltd. Class A	624,896	705
Sunvim Group Co. Ltd. Class A	909,600	704
* Visionox Technology Inc. Class A (XSEC)	300,796	704
Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	1,468,274	703
First Capital Securities Co. Ltd. Class A (XSEC)	453,000	703
Jiangsu Lianfa Textile Co. Ltd. Class A	472,352	703
Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	701
Changchun Faway Automobile Components Co. Ltd. Class A (XSHG)	534,768	701
Shanghai Xinhua Media Co. Ltd. Class A (XSSC)	805,781	701
Jiangsu Sainty Corp. Ltd. Class A	797,700	700
Ningbo Shanshan Co. Ltd. Class A (XSHG)	368,640	699
* Sinodata Co. Ltd. Class A	310,435	699
* Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSSC)	687,142	699
Zhejiang Weixing Industrial Development Co. Ltd. Class A	843,040	699
Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	698
* Qianjiang Water Resources Development Co. Ltd. Class A	400,451	698
New China Life Insurance Co. Ltd. Class A (XSHG)	92,100	697
Yotrio Group Co. Ltd. Class A (XSHE)	994,750	697
Guangdong Dowstone Technology Co. Ltd. Class A (XSEC)	384,900	697
Julong Co. Ltd. Class A (XSEC)	332,900	695
Leyard Optoelectronic Co. Ltd.	674,766	695
Guizhou Gas Group Corp. Ltd. Class A (XSHG)	434,972	693

	Shandong Chenming Paper Holdings Ltd. Class H	1,463,782	693
	Tengda Construction Group Co. Ltd. Class A	1,637,499	692
*	Huludao Zinc Industry Co. Class A	1,526,300	692
	Shenzhen Grandland Group Co. Ltd. Class A (XSHE)	1,277,051	692
*	Nanyang Topsec Technologies Group Inc. Class A (XSEC)	205,200	691
*	Tahoe Group Co. Ltd. Class A (XSEC)	811,376	691
	China High Speed Railway Technology Co. Ltd. Class A (XSEC)	1,584,100	690
*	Royal Group Co. Ltd. Class A	810,478	689
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	689
*	First Tractor Co. Ltd. Class A (XSHG)	352,300	688
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	688
	Huayuan Property Co. Ltd. Class A (XSSC)	2,201,505	688
	Liaoning Energy Industry Co. Ltd.	1,418,341	687
	Jiangsu General Science Technology Co. Ltd. Class A	763,000	687
	Shanghai AtHub Co. Ltd. Class A (XSSC)	49,700	687
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	550,134	687
	Sichuan Haite High-tech Co. Ltd. Class A (XSHE)	302,880	686
	JL Mag Rare -Earth Co. Ltd.	128,000	685
	Qingdao Doublestar Co. Ltd. Class A	953,900	685
*	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	842,878	684
	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSHE)	1,091,911	684
	Hangjin Technology Co. Ltd. Class A (XSHE)	202,350	683
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A
	(XSSC)	287,176	683
	Huaming Power Equipment Co. Ltd. Class A	758,043	683
	Joeone Co. Ltd. Class A	502,277	682
	Zhejiang Satellite Petrochemical Co. Ltd. Class A (XSEC)	260,100	682
*,^,1 China Metal Resources Utilization Ltd.		14,833,587	680
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	679
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	679
*	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	679
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSEC)	503,000	678
	Beijing eGOVA Co. Ltd. Class A	312,103	678
	Shenzhen Expressway Co. Ltd. Class A (XSSC)	526,804	678
	Sunward Intelligent Equipment Co. Ltd. Class A (XSEC)	669,120	677
	CSSC Science & Technology Co. Ltd. Class A (XSSC)	340,900	677
*	Guangdong Sky Dragon Printing Ink Group Co. Ltd. Class A	723,970	677
*	Sichuan EM Technology Co. Ltd. Class A (XSHG)	537,500	677
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	676
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	676
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSEC)	577,896	676
	Zhejiang Yankon Group Co. Ltd. Class A (XSSC)	985,039	675
	Hangzhou Weiguang Electronic Co. Ltd. Class A	134,680	675
	Focus Technology Co. Ltd. Class A	297,120	674
	Shandong Publishing & Media Co. Ltd. Class A (XSHG)	692,888	673
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	673
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSHE)	649,037	673
	Guangdong Delian Group Co. Ltd. Class A	675,035	672
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,044	672
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	671
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSHE)	185,900	671
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	670
*	Fujian Snowman Co. Ltd. Class A	568,668	668
*	Shenghe Resources Holding Co. Ltd. Class A (XSSC)	546,600	668
	FinVolution Group	328,454	667
	Weifu High-Technology Group Co. Ltd. Class A	210,600	665
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSHE)	163,553	665

Jiangsu Aucksun Co. Ltd. Class A	956,450	665
Sinotrans Ltd. Class A (XSSC)	1,367,100	664
* Ningxia Jiaze New Energy Co. Ltd. Class A (XSHG)	1,234,300	664
Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	663
Shantou Dongfeng Printing Co. Ltd. Class A (XSSC)	656,955	663
Huafon Microfibre Shanghai Technology Co. Ltd. Class A (XSEC)	593,346	663
* Yechiu Metal Recycling China Ltd. Class A	2,176,400	663
* Zhejiang Huamei Holding Co. Ltd. Class A	1,032,153	663
Elion Clean Energy Co. Ltd. Class A (XSHG)	1,289,900	662
* Jizhong Energy Resources Co. Ltd. Class A (XSHE)	1,315,107	662
* Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	661
Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	659
Heilongjiang Agriculture Co. Ltd. Class A (XSSC)	239,700	659
* Beijing Join-Cheer Software Co. Ltd. Class A	636,090	659
* China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	658
Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	291,446	656
China Bester Group Telecom Co. Ltd. Class A (XSHG)	262,845	656
Shanghai Weaver Network Co. Ltd. Class A (XSSC)	54,880	655
Orient Securities Co. Ltd. Class A (XSHG)	390,100	654
Xiamen Kingdomway Group Co. Class A (XSEC)	77,600	653
* Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	652
ZhongMan Petroleum and Natural Gas Group Corp. Ltd.	350,000	652
Do-Fluoride Chemicals Co. Ltd. Class A (XSHE)	398,450	652
* Guizhou Salvage Pharmaceutical Co. Ltd. Class A	1,556,500	652
* Tongding Interconnection Information Co. Ltd. Class A (XS HE)	858,300	652
Angang Steel Co. Ltd. Class A	1,691,112	652
An Hui Wenergy Co. Ltd. Class A (XSHE)	1,093,644	651
NingXia QingLong Pipes Industry Group Co. Ltd. Class A	430,090	650
Western Region Gold Co. Ltd. Class A (XSSC)	265,000	650
* Fujian Dongbai Group Co. Ltd. Class A (XSHG)	750,009	649
Juewei Food Co. Ltd. Class A (XSSC)	52,860	649
Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	895,378	648
* China Merchants Securities Co. Ltd. Class H Rights Exp. 08/11/2020	4,291,259	648
Beijing Forever Technology Co. Ltd. Class A (XSHE)	439,194	648
* Lander Sports Development Co. Ltd. Class A	1,641,050	647
* Focused Photonics Hangzhou Inc. Class A (XSEC)	276,196	646
Tongyu Communication Inc. Class A	182,475	646
Square Technology Group Co. Ltd. Class A	362,250	645
Deluxe Family Co. Ltd. Class A (XSHG)	1,061,600	645
Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	644
Lingyun Industrial Corp. Ltd. Class A (XSSC)	569,692	643
Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	643
Xinxiang Chemical Fiber Co. Ltd. Class A	1,284,249	643
Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,041,337	642
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSEC)	478,500	642
* Tus Environmental Science And Technology Development Co. Ltd. Class A
(XSEC)	546,300	641
Hanwei Electronics Group Corp.	274,002	641
Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	641
China Greatwall Technology Group Co. Ltd. Class A (XSEC)	243,700	640
Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	569,700	640
* Shantui Construction Machinery Co. Ltd. Class A	1,180,735	640
Chengdu Huasun Technology Group Inc. Ltd. Class A	742,471	638
* China Calxon Group Co. Ltd. Class A (XSHE)	930,900	638
Elion Clean Energy Co. Ltd. Class A (XSSC)	1,243,255	638
* Shanghai Xin Nanyang Only Education & Technology Co. Ltd. Class A (XSHG)	266,349	638
Sanlux Co. Ltd. Class A	648,400	637

Hunan Mendale Hometextile Co. Ltd. Class A	762,754	637
§ Shenzhen World Union Group Inc. Class A (XSHE)	1,106,550	637
Gansu Yasheng Industrial Group Co. Ltd. Class A (XSHG)	1,235,800	637
* Shen Zhen Mindata Holding Co. Ltd. Class A	528,200	636
* Tianjin Futong Xinmao Science & Technology Co. Ltd. Class A	1,174,500	636
FSPG Hi-Tech Co. Ltd. Class A	885,500	636
* Macrolink Culturaltainment Development Co. Ltd. Class A (XSHE)	1,056,632	635
* Simei Media Co. Ltd. Class A	545,937	634
* CTS International Logistics Corp. Ltd. Class A (XSSC)	532,600	633
Solareast Holdings Co. Ltd. Class A	775,159	633
Ningbo Yunsheng Co. Ltd. Class A (XSSC)	708,831	633
Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSHE)	455,175	632
* Shenzhen Textile Holdings Co. Ltd. Class A	444,475	632
* Fujian Rongji Software Co. Ltd. Class A	609,300	632
Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	631
Guoguang Electric Co. Ltd. Class A	480,600	630
Jason Furniture Hangzhou Co. Ltd. Class A (XSSC)	76,700	629
Guangxi Yuegui Guangye Holding Co. Ltd. Class A	887,856	629
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	589,300	629
Hexing Electrical Co. Ltd. Class A (XSSC)	291,668	628
Datang International Power Generation Co. Ltd. Class A (XSHG)	1,831,400	627
Huaxi Securities Co. Ltd. Class A (XSEC)	342,700	626
Bank of Zhengzhou Co. Ltd. Class A (XSHE)	1,186,790	625
Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	465,300	625
Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	625
Nanjing Panda Electronics Co. Ltd. Class A (XSSC)	520,400	624
Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	623
* Shenzhen Invt Electric Co. Ltd. Class A	844,252	623
Ningbo Zhoushan Port Co. Ltd. Class A (XSHG)	1,042,200	622
* Surfilter Network Technology Co. Ltd.	617,768	622
* ChangjiangRunfa Health Industry Co. Ltd. Class A	1,017,999	622
* Harbin Hatou Investment Co. Ltd. Class A (XSSC)	585,669	622
* Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	621
Motic Xiamen Electric Group Co. Ltd. Class A	486,429	621
Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	620
Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	620
Konfoong Materials International Co. Ltd. Class A (XSEC)	68,000	620
* Tibet Mineral Development Co. Class A	483,500	620
* Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	619
ZhongYeDa Electric Co. Ltd. Class A	501,400	619
East China Engineering Science and Technology Co. Ltd. Class A	599,077	617
Sailun Group Co. Ltd. (XSSC)	1,085,915	617
Sunstone Development Co. Ltd. Class A	286,400	614
* Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	614
Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	614
* Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	613
* Nations Technologies Inc. Class A	521,400	613
* Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	613
* Shenzhen Danbond Technology Co. Ltd. Class A (XSHE)	446,643	613
Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	613
Shanghai Chinafortune Co. Ltd. Class A (XSHG)	196,700	613
Yang Quan Coal Industry Group Co. Ltd. Class A (XSSC)	878,000	612
Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	612
SPIC Yuanda Environmental-Protection Co. Ltd. Class A (XSHG)	774,700	611
* Grand Industrial Holding Group Co. Ltd.	602,984	611
* Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSHE)	229,000	611
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	339,094	610

China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	609
Ninestar Corp. Class A (XSEC)	111,600	609
Ningbo Peacebird Fashion Co. Ltd. Class A (XSSC)	276,031	609
* Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	390,466	608
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	608
Zheshang Securities Co. Ltd. Class A (XSSC)	257,100	608
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A (XSEC)	900,834	608
Shenzhen Aisidi Co. Ltd. Class A (XSHE)	422,520	608
* Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	608
Besttone Holdings Co. Ltd. Class A (XSSC)	218,900	607
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	276,900	607
Hunan Gold Corp. Ltd. Class A (XSEC)	429,800	606
China Meheco Co. Ltd. Class A (XSHG)	260,100	606
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSEC)	1,004,120	606
Hangzhou Robam Appliances Co. Ltd. Class A (XSEC)	110,300	606
Shunfa Hengye Corp. Class A (XSHE)	1,413,801	605
Deppon Logistics Co. Ltd. Class A	328,307	605
Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	605
Shaanxi Yanchang Petroleum Chemical Engineering Co. Ltd. Class A	969,667	605
Inzone Group Co. Ltd. Class A (XSHG)	557,331	604
Jiangsu Eastern Shenghong Co. Ltd. Class A (XSEC)	716,716	603
* Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	603
Henan Splendor Science & Technology Co. Ltd. Class A	514,800	601
Changhong Meiling Co. Ltd. Class A	1,078,628	601
Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSHE)	213,000	601
* Ningbo Cixing Co. Ltd. Class A	598,800	600
* Hanwang Technology Co. Ltd. Class A	231,900	599
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSEC)	240,700	599
* KAISA JiaYun Technology Inc. Class A	613,020	599
* Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSEC)	442,000	598
Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	597
Beijing Sifang Automation Co. Ltd. Class A (XSSC)	617,639	596
Guangxi Nanning Waterworks Co. Ltd. Class A	730,159	596
Anhui Guofeng Plastic Industry Co. Ltd. Class A	716,800	595
Henan Pinggao Electric Co. Ltd. Class A (XSHG)	498,800	595
Greatoo Intelligent Equipment Inc.	2,052,300	595
Anhui Heli Co. Ltd. Class A (XSSC)	382,675	594
MYS Group Co. Ltd. (XSHE)	789,767	593
Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	779,000	593
Yotrio Group Co. Ltd. Class A (XSEC)	844,600	592
Zhejiang Runtu Co. Ltd. Class A (XSEC)	431,900	592
* Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	587
Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	587
* Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	586
Xiamen King Long Motor Group Co. Ltd. Class A	676,646	586
Digital China Information Service Co. Ltd. Class A (XSEC)	243,900	585
Hangzhou Boiler Group Co. Ltd. Class A	450,618	584
* EGLS Co. Ltd. Class A	1,674,300	583
Hongbaoli Group Corp. Ltd. Class A	714,859	583
* Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	560,960	582
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	734,406	582
* CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	581
Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	581
Juneyao Airlines Co. Ltd. Class A (XSSC)	435,330	581
Xuzhou Handler Special Vehicle Co. Ltd. Class A	1,041,757	581
Zhonglu Co. Ltd. Class B	1,061,642	580
Mianyang Fulin Precision Machining Co. Ltd. Class A (XSHE)	450,800	579

* Northern United Publishing & Media Group Co. Ltd. Class A	567,900	578
* Yang Guang Co. Ltd. Class A	871,402	578
* Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	578
* Fujian Zhangzhou Development Co. Ltd. Class A	1,355,833	577
Ningbo David Medical Device Co. Ltd. Class A (XSEC)	182,500	577
* Visual China Group Co. Ltd. Class A (XSEC)	235,100	577
Tianjin Guangyu Development Co. Ltd. Class A (XSEC)	485,497	577
Shandong Shengli Co. Class A	973,577	576
Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	576
Jishi Media Co. Ltd. Class A (XSHG)	1,827,200	576
China Television Media Ltd. Class A (XSHG)	289,800	574
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSHE)	449,450	572
Unilumin Group Co. Ltd. Class A (XSHE)	443,838	571
Glarun Technology Co. Ltd. Class A (XSHG)	217,058	571
Chongqing Gangjiu Co. Ltd. Class A	1,045,300	571
* Hakim Unique Internet Co. Ltd. Class A	640,698	570
Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	271,420	569
Anhui Huamao Textile Co. Class A	1,074,064	569
* Bestway Marine & Energy Technology Co. Ltd. Class A	913,650	569
Guangxi Radio and Television Information Network Corp. Ltd. Class A	967,702	569
* Beijing BDStar Navigation Co. Ltd. Class A (XSEC)	85,400	568
Hangzhou Cable Co. Ltd. Class A	652,000	567
Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,274,005	566
Caitong Securities Co. Ltd. Class A (XSSC)	235,900	565
China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	565
Jiangxi Ganyue Expressway Co. Ltd. Class A (XSSC)	1,096,642	564
§ Shenzhen World Union Group Inc. Class A (XSEC)	978,805	563
Shanghai New World Co. Ltd. Class A (XSHG)	317,000	563
* Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSHE)	833,200	563
Bank of Chengdu Co. Ltd. Class A (XSSC)	472,700	563
Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	496,586	561
* Baoxiniao Holding Co. Ltd. Class A	1,203,300	559
Shanghai New World Co. Ltd. Class A (XSSC)	314,400	559
* Sinopec Oilfield Equipment Corp. Class A	753,742	559
* Lifan Industry Group Co. Ltd. Class A (XSHG)	888,400	558
Huaren Pharmaceutical Co. Ltd. Class A	856,972	557
Shenzhen Agricultural Products Group Co. Ltd. Class A (XSEC)	461,800	557
Nanjing Gaoke Co. Ltd. Class A (XSHG)	371,520	557
An Hui Wenergy Co. Ltd. Class A (XSEC)	934,690	556
Zhejiang Crystal-Optech Co. Ltd. Class A (XSEC)	241,898	556
* China CIFCO Investment Co. Ltd. Class A	394,800	555
Konka Group Co. Ltd. Class A (XSHE)	535,900	555
YLZ Information Technology Co. Ltd. Class A	377,700	555
Nanjing Chixia Development Co. Ltd. Class A	1,074,500	555
* Chongqing Yukaifa Co. Ltd. Class A	930,100	554
Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	553
* Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	553
Shanghai Xujiahui Commercial Co. Ltd. Class A	442,170	553
China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	552
Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	552
Xinfengming Group Co. Ltd. Class A (XSHG)	362,796	552
* Suzhou Anjie Technology Co. Ltd. Class A (XSEC)	150,460	551
Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	551
* Changyuan Group Ltd. Class A (XSHG)	607,060	551
* Nanjing Redsun Co. Ltd. Class A	462,551	551
Unilumin Group Co. Ltd. Class A (XSEC)	428,200	551
Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	551

* Mesnac Co. Ltd. Class A	860,489	550
Duzhe Publishing & Media Co. Ltd. Class A	577,900	550
Jangho Group Co. Ltd. Class A (XSSC)	616,507	550
* Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	549
* Tianjin Realty Development Group Co. Ltd. Class A	1,409,700	547
Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	547
Jinling Pharmaceutical Co. Ltd. Class A	508,831	547
* Changyuan Group Ltd. Class A (XSSC)	602,283	546
* Beijing Jingxi Culture & Tourism Co. Ltd. Class A (XSHE)	520,396	546
* China Nonferrous Metal Industry's Foreign Engineering and Construction Co.
Ltd. Class A (XSEC)	713,400	546
* Ciwen Media Co. Ltd.	457,009	546
Zhejiang NetSun Co. Ltd. Class A (XSHE)	184,600	545
* Beijing Philisense Technology Co. Ltd.	878,600	545
* Datong Coal Industry Co. Ltd. Class A (XSHG)	721,035	545
Shanghai Guangdian Electric Group Co. Ltd. Class A	1,095,200	544
Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	544
* Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSHE)	898,744	543
Baotou Huazi Industry Co. Ltd. Class A	606,000	543
* Zhongtong Bus Holding Co. Ltd. Class A	528,900	543
* Xinjiang Tianye Co. Ltd. Class A (XSHG)	548,820	542
Zhejiang Shuanghuan Driveline Co. Ltd. Class A	708,680	542
* H&R Century Union Corp. Class A	974,676	541
Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	541
Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	643,190	539
Shanghai Kehua Bio -Engineering Co. Ltd. Class A (XSEC)	160,900	539
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A
(XSSC)	404,858	538
* Beijing HualuBaina Film & TV Co. Ltd. Class A (XSHE)	613,119	538
Whirlpool China Co. Ltd. Class A	738,250	537
Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	678,255	536
* CTS International Logistics Corp. Ltd. Class A (XSHG)	450,986	536
* Shenzhen Mason Technologies Co. Ltd. Class A	848,500	535
* Hubei Mailyard Share Co. Ltd. Class A	357,200	534
* Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	534
Chongqing Road & Bridge Co. Ltd. Class A	1,409,914	533
Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	89,400	533
* Toread Holdings Group Co. Ltd. Class A	815,700	533
* Beijing Bewinner Communications Co. Ltd. Class A	695,710	531
* Advanced Technology & Materials Co. Ltd. Class A (XSHE)	501,000	531
* Shanghai Shenhua Holdings Co. Ltd. Class A	1,889,262	531
China Construction Bank Corp. Class A (XSHG)	604,100	530
* Harbin Hatou Investment Co. Ltd. Class A (XSHG)	498,900	530
* Shanghai New Culture Media Group Co. Ltd. Class A	771,900	529
STO Express Co. Ltd. Class A (XSEC)	223,899	528
* Kingenta Ecological Engineering Group Co. Ltd. Class A (XSHE)	2,362,788	528
Jiangsu Guotai International Group Guomao Co. Ltd. Class A (XSHE)	550,290	527
* Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	527
Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	526
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	188,500	525
Wisesoft Co. Ltd. Class A	247,414	525
* Create Technology & Science Co. Ltd. Class A	385,756	525
Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	525
Dashang Co. Ltd. Class A (XSSC)	140,700	524
Shinva Medical Instrument Co. Ltd. Class A (XSHG)	184,248	524
Beijing SDL Technology Co. Ltd. Class A	571,427	522
* Shenzhen Fountain Corp. Class A	1,246,200	522

Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSEC)	330,130	521
* Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	681,500	519
* Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	519
Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	517
Anhui Heli Co. Ltd. Class A (XSHG)	333,240	517
China Quanjude Group Co. Ltd. Class A	297,058	517
Guangzhou Zhiguang Electric Co. Ltd. Class A (XSEC)	377,400	517
* Huatian Hotel Group Co. Ltd. Class A	1,056,777	516
* Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	516
* Cangzhou Dahua Co. Ltd. Class A	305,520	516
* Sanxiang Impression Co. Ltd. Class A	789,300	516
* Dezhan Healthcare Co. Ltd. Class A	516,522	515
Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	515
Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	138,800	515
AECC Aero-Engine Control Co. Ltd. Class A (XSHE)	196,500	515
* Shanghai Lonyer Fuels Co. Ltd. Class A	381,500	515
Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSHE)	326,020	514
* Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	993,900	514
Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	225,600	513
Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	512
Weichai Heavy Machinery Co. Ltd. Class A	398,324	511
Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	511
* Shenzhen Huakong SEG Co. Ltd. Class A	966,000	510
Zhejiang Juhua Co. Ltd. Class A (XSHG)	478,140	510
Guangzhou Zhiguang Electric Co. Ltd. Class A (XSHE)	372,300	510
North Huajin Chemical Industries Co. Ltd. Class A (XSHE)	687,903	509
Liuzhou Iron & Steel Co. Ltd. Class A (XSHG)	711,900	509
Yang Quan Coal Industry Group Co. Ltd. Class A (XSHG)	729,300	509
* Shenzhen Selen Science & Technology Co. Ltd. Class A (XSHE)	656,700	509
Guangzhou Holike Creative Home Co. Ltd. Class A (XSHG)	220,658	509
Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	508
* Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	553,600	508
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSSC)	80,000	507
Ovctek China Inc. Class A (XSEC)	54,100	507
Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	226,400	506
* Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	505
* Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSHE)	893,700	505
SGIS Songshan Co. Ltd. Class A (XSHE)	794,400	505
* Zhejiang Talent Television & Film Co. Ltd. Class A	384,776	505
Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSHG)	474,480	505
Dongguan Winnerway Industrial Zone Ltd. Class A	1,131,300	504
Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	504
* Beijing Jetsen Technology Co. Ltd.	680,212	503
* Shenzhen Absen Optoelectronic Co. Ltd. Class A	316,981	502
Tianjin Tianbao Infrastructure Co. Ltd. Class A	973,611	502
Cosmos Group Co. Ltd. Class A	1,086,000	502
Zhejiang Hangmin Co. Ltd. Class A (XSSC)	607,439	502
Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,008,153	502
* Netposa Technologies Ltd. Class A	899,677	502
* Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A
(XSEC)	515,756	501
Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	500
China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	597,800	500
Sichuan Meifeng Chemical IND Class A	639,651	500
Zhejiang Communications Technology Co. Ltd. (XSEC)	618,800	499
Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	499
Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	149,726	499

Zhejiang Yongtai Technology Co. Ltd. Class A (XSEC)	288,087	499
* Metro Land Corp. Ltd. Class A	809,584	499
Jiangling Motors Corp. Ltd. Class A	234,298	499
BeijingHualian Hypermarket Co. Ltd. Class A	694,945	499
Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	498
Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	497
Ningbo Joyson Electronic Corp. Class A (XSSC)	154,040	496
* Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	496
Songz Automobile Air Conditioning Co. Ltd. Class A	628,845	495
Luyang Energy-Saving Materials Co. Ltd.	351,025	495
* Infund Holding Co. Ltd.	1,027,334	494
Xinjiang Joinworld Co. Ltd. Class A (XSSC)	614,853	494
* Beijing Dinghan Technology Group Co. Ltd.	523,300	494
* Fangda Carbon New Material Co. Ltd. Class A (XSHG)	502,517	493
Changhong Huayi Compressor Co. Ltd. Class A	828,980	493
Tibet Urban Development and Investment Co. Ltd. Class A (XSHG)	488,170	493
Air China Ltd. Class A (XSSC)	503,438	493
China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	201,768	492
Zhejiang Vie Science & Technology Co. Ltd. Class A	480,000	492
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSEC)	50,700	490
* Great Chinasoft Technology Co. Ltd. Class A	681,900	489
Wuhu Conch Profiles and Science Co. Ltd. Class A	596,113	489
* GI Technologies Group Co. Ltd. Class A	964,760	489
Shenzhen Hongtao Group Co. Ltd. Class A	1,043,260	488
Tianjin Port Co. Ltd. Class A (XSSC)	729,386	487
Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	490,657	487
Emei Shan Tourism Co. Ltd. Class A	571,671	486
Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A (XSEC)	249,626	485
* Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	368,800	484
Shanghai Baosight Software Co. Ltd. Class A (XSSC)	47,300	484
Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	783,195	483
Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	1,180,320	482
* Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	481
China Wafer Level CSP Co. Ltd. Class A (XSSC)	41,759	480
* CITIC Guoan Information Industry Co. Ltd. Class A (XSEC)	1,207,220	479
Sinotrans Ltd. Class A (XSHG)	986,395	479
Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	479
Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	479
Shenzhen Tellus Holding Co. Ltd. Class A (XSHE)	159,510	478
* Xining Special Steel Co. Ltd. Class A	979,800	478
* Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	477
* Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSEC)	481,800	477
Western Region Gold Co. Ltd. Class A (XSHG)	194,400	477
CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	476
CASIN Real Estate Development Group Co. Ltd. Class A	1,207,301	474
Liaoning SG Automotive Group Co. Ltd. Class A	926,034	474
Changchun Eurasia Group Co. Ltd. Class A (XSHG)	182,041	473
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSEC)	210,700	472
* Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	602,466	472
MYS Group Co. Ltd. (XSEC)	628,125	472
* Hainan Mining Co. Ltd. Class A (XSHG)	586,500	471
Mingsheng Holdings Co. Ltd. Class A	642,355	470
Shenzhen SC New Energy Technology Corp. Class A (XSEC)	34,000	470
Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,018,013	470
* Alpha Group Class A (XSEC)	339,300	469
KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	469
* Shanghai Dragon Corp. Class A	459,900	468

Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	660,900	468
Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	467
Great Wall Motor Co. Ltd. Class A	244,000	467
* Haitong Securities Co. Ltd. Class A (XSHG)	230,600	466
Shanghai Join Buy Co. Ltd. Class A	421,900	465
Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	465
* Ningbo Bird Co. Ltd. Class A	774,100	465
South Huiton Co. Ltd. Class A	423,300	464
* Nanfeng Ventilator Co. Ltd. Class A	517,400	464
* V V Food & Beverage Co. Ltd. Class A (XSHG)	905,902	463
Oceanwide Holdings Co. Ltd. Class A (XSEC)	767,000	463
Greattown Holdings Ltd. Class A (XSSC)	546,421	463
* Hongbo Co. Ltd. Class A	456,950	459
Zhejiang Communications Technology Co. Ltd. (XSHE)	568,700	459
* Aerosun Corp. Class A (XSSC)	276,162	459
Longmaster Information & Technology Co. Ltd. Class A (XSEC)	246,300	458
* Tibet Summit Resources Co. Ltd. Class A (XSSC)	258,032	458
* Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	457
Misho Ecology & Landscape Co. Ltd. Class A (XSEC)	380,500	457
* GITI Tire Corp. Class A	219,400	456
Jiangsu High Hope International Group Corp. Class A	916,300	456
Shenzhen ESUN Display Co. Ltd. Class A	136,426	456
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSEC)	353,100	454
Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSHE)	683,920	454
* New Huadu Supercenter Co. Ltd. Class A	589,800	453
Lanzhou Great Wall Electrical Co. Ltd. Class A	584,000	452
Ningbo Huaxiang Electronic Co. Ltd. Class A (XSEC)	191,100	451
* Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	450
Shenzhen Minkave Technology Co. Ltd. Class A	602,150	450
Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	577,700	448
Shanghai Shenda Co. Ltd. Class A (XSSC)	573,193	448
Ledman Optoelectronic Co. Ltd. Class A	339,700	448
* Bode Energy Equipment Co. Ltd. Class A	260,758	447
Maoming Petro-Chemical Shihua Co. Ltd. Class A	642,709	447
Triumph Science & Technology Co. Ltd. Class A (XSHG)	465,200	446
* Changchun Gas Co. Ltd. Class A	741,500	446
* Zhejiang Yatai Pharmaceutical Co. Ltd. Class A	537,700	446
* JC Finance & Tax Interconnect Holdings Ltd. Class A (XSEC)	250,100	446
* Kinghand Industrial Investment Co. Ltd. Class A	751,700	445
Rongan Property Co. Ltd. Class A (XSEC)	1,194,572	445
Shenzhen Kinwong Electronic Co. Ltd. Class A (XSSC)	86,772	444
* Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSSC)	416,916	444
Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSSC)	334,854	443
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A (XSEC)	374,400	443
Kunshan Kersen Science & Technology Co. Ltd. Class A (XSSC)	203,500	442
Orient International Enterprise Ltd. Class A (XSHG)	311,300	442
Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	851,887	439
* Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (XSSC)	103,883	439
Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	439
Sinochem International Corp. Class A (XSHG)	539,110	439
Shanghai DragonNet Technology Co. Ltd.	300,901	438
Chongqing Water Group Co. Ltd. Class A (XSHG)	575,000	437
Juneyao Airlines Co. Ltd. Class A (XSHG)	326,939	436
Jangho Group Co. Ltd. Class A (XSHG)	488,200	435
Hanyu Group Joint-Stock Co. Ltd. Class A	553,170	435
China Oil HBP Science & Technology Co. Ltd. Class A	1,184,212	434
* Yunnan Coal & Energy Co. Ltd. Class A	993,193	434

* Jizhong Energy Resources Co. Ltd. Class A (XSEC)	862,600	434
Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	434
* Hand Enterprise Solutions Co. Ltd. Class A (XSHE)	327,100	433
Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	433
Sino-Platinum Metals Co. Ltd. Class A (XSHG)	114,075	432
Venustech Group Inc. Class A (XSEC)	76,500	432
* Macrolink Culturaltainment Development Co. Ltd. Class A (XSEC)	718,242	432
Sunward Intelligent Equipment Co. Ltd. Class A (XSHE)	424,600	430
Red Star Macalline Group Corp. Ltd. Class A	305,030	430
* Qingdao Kingking Applied Chemistry Co. Ltd. Class A	680,270	429
Beijing Changjiu Logistics Corp. Class A	309,380	429
Zhejiang Yankon Group Co. Ltd. Class A (XSHG)	625,675	429
Accelink Technologies Co. Ltd. Class A (XSEC)	92,200	428
* Xinjiang Tianfu Energy Co. Ltd. Class A (XSSC)	839,688	428
ZYNP Corp. Class A	522,900	428
Bank of Jiangsu Co. Ltd. Class A (XSSC)	493,700	428
* Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	426
* Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	426
* 5I5J Holding Group Co. Ltd. Class A (XSEC)	724,977	424
Zhuzhou Times New Material Technology Co. Ltd. Class A (XSHG)	394,800	424
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	423
Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSEC)	46,662	422
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSEC)	292,000	421
Zhejiang Hailiang Co. Ltd. Class A (XSEC)	330,067	420
Hunan Nanling Industry Explosive Material Co. Ltd. Class A	413,559	420
Bros Eastern Co. Ltd. Class A (XSHG)	778,810	420
Shenzhen Prolto Supply Chain Management Co. Ltd. Class A	347,129	419
* Zhejiang Sunriver Culture Co. Ltd. Class A	666,570	419
Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	417
* Advanced Technology & Materials Co. Ltd. Class A (XSEC)	393,500	417
* MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	416
Anhui Expressway Co. Ltd. Class A	552,983	415
Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSEC)	451,000	415
* Tianjin Hi-Tech Development Co. Ltd. Class A	766,902	414
Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	414
Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSHE)	164,114	414
China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	414
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSSC)	280,900	413
Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	603,433	413
Shenzhen Selen Science & Technology Co. Ltd. Class A (XSEC)	531,448	412
Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSEC)	928,500	411
Henan Yuguang Gold & Lead Co. Ltd. Class A (XSSC)	391,300	409
* Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	408
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSSC)	60,190	407
Baida Group Co. Ltd. Class A	396,700	406
* Guangdong Rongtai Industry Co. Ltd. Class A	649,300	406
* Zhejiang Jingu Co. Ltd. Class A (XSHE)	491,860	406
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	1,143,986	405
North Huajin Chemical Industries Co. Ltd. Class A (XSEC)	546,600	404
Liuzhou Iron & Steel Co. Ltd. Class A (XSSC)	564,800	404
Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSHE)	521,920	403
Bingshan Refrigeration & Heat Transfer Technologies Co. Ltd.	1,763,581	403
Maoye Commericial Co. Ltd. Class A (XSHG)	591,102	403
Julong Co. Ltd. Class A (XSHE)	191,900	401
Shanghai STEP Electric Corp. Class A	503,347	400
Guangzhou Baiyun International Airport Co. Ltd. Class A (XSSC)	196,466	400
* Xin Jiang Ready Health Industry Co. Ltd. Class A	1,537,460	399

* Realcan Pharmaceutical Group Co. Ltd. Class A (XSEC)	420,100	399
Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	397
Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	248,888	396
* V V Food & Beverage Co. Ltd. Class A (XSSC)	772,770	395
CECEP Solar Energy Co. Ltd. Class A (XSEC)	565,900	395
Chongqing Sansheng Industrial Co. Ltd. Class A	386,400	395
Shanghai Lansheng Corp. Class A (XSSC)	238,891	394
Beijing Haohua Energy Resource Co. Ltd. Class A (XSHG)	659,500	394
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	394
Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSEC)	232,500	393
Suning Universal Co. Ltd. Class A (XSEC)	796,549	393
Blue Sail Medical Co. Ltd. Class A (XSEC)	87,564	392
* Jiangsu Wuzhong Industrial Co. Class A (XSSC)	359,939	392
Zhejiang Ming Jewelry Co. Ltd. Class A	531,500	392
Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	668,980	391
* Keda Industrial Group Co. Ltd. (XSHG)	591,200	391
Sichuan Shuangma Cement Co. Ltd. Class A (XSEC)	182,100	390
* Jiangsu Wuzhong Industrial Co. Class A (XSHG)	358,400	390
* HY Energy Group Co. Ltd. Class A (XSSC)	342,841	390
Beijing Hualian Department Store Co. Ltd. Class A (XSHE)	1,344,700	389
Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	389
Ningbo Peacebird Fashion Co. Ltd. Class A (XSHG)	175,698	388
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	388
Changzheng Engineering Co. Ltd. Class A (XSSC)	223,016	387
Sansheng Intellectual Education Technology Co. Ltd. Class A	453,037	387
* Kunshan Kersen Science & Technology Co. Ltd. Class A (XS HG)	177,968	387
* Guangdong Zhengye Technology Co. Ltd. Class A	374,236	386
Yantai Eddie Precision Machinery Co. Ltd. Class A (XSSC)	45,400	385
* Everyday Network Co. Ltd. Class A	206,800	385
Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	382
Zhejiang Hangmin Co. Ltd. Class A (XSHG)	461,245	381
* Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	381
* Easysight Supply Chain Management Co. Ltd. Class A (XSSC)	189,800	379
* Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	481,300	377
China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	376
Shanghai Huayi Group Co. Ltd. Class A (XSHG)	449,976	376
Shanghai Amarsoft Information & Technology Co. Ltd. Class A	134,000	376
Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	376
* Datong Coal Industry Co. Ltd. Class A (XSSC)	497,400	376
Guomai Technologies Inc. Class A (XSEC)	287,886	376
Shanghai Zhezhong Group Co. Ltd. Class A	251,700	375
Qinhuangdao Port Co. Ltd. Class A (XSSC)	931,800	375
* Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	375
* Shenzhen Neptunus Bioengineering Co. Ltd. Class A (XSEC)	508,712	375
Zhuzhou Times New Material Technology Co. Ltd. Class A (XSSC)	348,522	374
* China Tungsten And Hightech Materials Co. Ltd. Class A	363,860	374
China National Complete Plant Import & Export Corp. Ltd. Class A	271,475	374
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSHG)	683,200	373
Tongling Nonferrous Metals Group Co. Ltd. Class A (XSEC)	1,138,900	372
Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	372
* Jinxi Axle Co. Ltd. Class A (XSHG)	640,800	372
* Guangdong Shunna Electric Co. Ltd. Class A	864,971	372
Gansu Yasheng Industrial Group Co. Ltd. Class A (XSSC)	721,600	372
Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	252,760	372
Lucky Film Co. Class A (XSHG)	309,500	372
Sichuan Languang Development Co. Ltd. Class A (XSSC)	484,272	371
* Ningxia Jiaze New Energy Co. Ltd. Class A (XSSC)	689,700	371

Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	998,509	371
Xinfengming Group Co. Ltd. Class A (XSSC)	243,655	370
Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	474,741	370
Renhe Pharmacy Co. Ltd. Class A (XSEC)	381,501	370
Sinosun Technology Co. Ltd.	271,600	370
* Xiamen Xindeco Ltd. Class A	486,051	369
Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSSC)	703,859	368
* Keda Industrial Group Co. Ltd. (XSSC)	554,600	367
Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSSC)	241,888	367
Jiangmen Kanhoo Industry Co. Ltd. Class A	206,117	365
* Liuzhou Liangmianzhen Co. Ltd. Class A	521,593	365
Chongqing Dima Industry Co. Ltd. Class A (XSHG)	868,700	365
Rastar Group Class A	646,200	364
China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	68,600	363
Top Resource Conservation & Environment Corp. Class A (XSHE)	518,300	363
Huaxin Cement Co. Ltd. Class A (XSHG)	92,260	362
* Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	362
Huadian Heavy Industries Co. Ltd. Class A (XSSC)	604,909	362
* Sichuan Xun You Network Technology Co. Ltd. Class A (XSHE)	152,900	362
Guangxi Guidong Electric Power Co. Ltd. Class A (XSHG)	616,200	361
Xinjiang Joinworld Co. Ltd. Class A (XSHG)	446,160	358
* Time Publishing and Media Co. Ltd. Class A (XSHG)	261,200	358
* Shanghai Yatong Co. Ltd. Class A	353,000	358
Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSHE)	383,200	358
Sino Wealth Electronic Ltd. Class A (XSEC)	66,918	358
* China Grand Automotive Services Co. Ltd. Class A (XSHG)	640,770	358
Guizhou Red Star Developing Co. Ltd. Class A	321,100	357
* Tech-Bank Food Co. Ltd. Class A (XSEC)	133,200	357
Shanghai Baosight Software Co. Ltd. Class A (XSHG)	34,900	357
* Guangdong Anjubao Digital Technology Co. Ltd. Class A (XSHE)	298,900	355
* Saurer Intelligent Technology Co. Ltd. Class A (XSHG)	449,600	354
China Molybdenum Co. Ltd. Class A (XSHG)	558,700	353
* AECC Aero Science and Technology Co. Ltd. Class A (XSSC)	103,600	352
* China Hi-Tech Group Co. Class A (XSHG)	449,600	351
Founder Technology Group Corp. Class A (XSHG)	533,300	351
Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	284,900	351
Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSEC)	108,400	349
* Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSEC)	130,950	349
* Citychamp Dartong Co. Ltd. Class A (XSHG)	668,700	348
Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	348
* Sichuan Western Resources Holding Co. Ltd. Class A	730,700	348
Bros Eastern Co. Ltd. Class A (XSSC)	644,479	347
* Henan Senyuan Electric Co. Ltd. Class A (XSEC)	427,000	347
Sunny Loan Top Co. Ltd. Class A (XSSC)	358,547	346
* Guangdong Sunwill Precising Plastic Co. Ltd. Class A	618,660	345
Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	344
Qianhe Condiment and Food Co. Ltd. Class A (XSSC)	69,100	344
* Huachangda Intelligent Equipment Group Co. Ltd. Class A	606,656	343
Nanjing Iron & Steel Co. Ltd. Class A (XSSC)	724,500	342
Xinjiang Tianye Co. Ltd. Class A (XSSC)	345,853	342
China High Speed Railway Technology Co. Ltd. Class A (XSHE)	782,197	341
* CMST Development Co. Ltd. Class A (XSHG)	467,300	341
Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	340
Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	340
Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	337
* Jilin Electric Power Co. Ltd. Class A (XSEC)	539,000	336
Huabao Flavours & Fragrances Co. Ltd. Class A (XSEC)	42,321	336

* Focused Photonics Hangzhou Inc. Class A (XSHE)	143,400	335
Beijing Hualian Department Store Co. Ltd. Class A (XSEC)	1,155,081	334
* Anhui Tongfeng Electronics Co. Ltd. Class A	582,600	334
Yueyang Xingchang Petrochemical Class A	286,120	334
§ Juli Sling Co. Ltd. Class A	686,926	334
* Tangel Publishing Co. Ltd. Class A (XSHE)	416,600	334
Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	558,122	333
JCHX Mining Management Co. Ltd. Class A (XSSC)	183,573	333
IReader Technology Co. Ltd. Class A (XSSC)	68,700	332
* Zhejiang Founder Motor Co. Ltd. Class A	418,986	332
Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	331
* Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	764,600	331
Do-Fluoride Chemicals Co. Ltd. Class A (XSEC)	201,400	330
* Jiangsu Aoyang Health Industry Co. Ltd. Class A	784,900	329
Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	328
* Time Publishing and Media Co. Ltd. Class A (XSSC)	239,408	328
China World Trade Center Co. Ltd. Class A (XSHG)	172,500	327
* Tangel Publishing Co. Ltd. Class A (XSEC)	408,820	327
Zhonglu Co. Ltd. Class A (XSSC)	189,037	327
* Wuxi Hodgen Technology Co. Ltd. Class A	415,721	327
Chongqing Dima Industry Co. Ltd. Class A (XSSC)	778,307	327
Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSEC)	235,000	326
* Elefirst Science & Technology Co. Ltd. Class A	378,387	323
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	323
Fujian Longking Co. Ltd. Class A (XSHG)	245,222	321
Misho Ecology & Landscape Co. Ltd. Class A (XSHE)	266,900	320
Telling Telecommunication Holding Co. Ltd. Class A (XSHE)	257,000	320
Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	523,380	319
Xiangxue Pharmaceutical Co. Ltd. Class A (XSEC)	207,900	319
Avary Holding Shenzhen Co. Ltd. Class A (XSEC)	43,500	317
* Zhejiang Jingu Co. Ltd. Class A (XSEC)	384,740	317
* Beijing Interact Technology Co. Ltd. Class A	339,000	317
Befar Group Co. Ltd. Class A (XSSC)	439,492	316
Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSEC)	338,500	316
Dashang Co. Ltd. Class A (XSHG)	84,700	316
Rastar Group	558,700	315
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	314
Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSSC)	294,716	313
Xiamen International Airport Co. Ltd. Class A (XSSC)	122,555	312
* Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	312
Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	312
Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	312
* Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	310
Sinoma International Engineering Co. Class A (XSHG)	361,650	310
* Henan Senyuan Electric Co. Ltd. Class A (XSHE)	379,562	308
China Television Media Ltd. Class A (XSSC)	155,437	308
* Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSEC)	542,300	306
* Guangdong Golden Dragon Development Inc. Class A (XSEC)	114,600	306
* Shandong Meichen Ecology & Environment Co. Ltd. Class A (XSHE)	900,720	306
* Beijing Philisense Technology Co. Ltd. Class A	492,033	305
Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	305
Zhejiang Yasha Decoration Co. Ltd. Class A (XSEC)	138,500	305
* Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	304
* Xiamen 35.com Technology Co. Ltd. Class A (XSEC)	289,600	304
* Zhengzhou Sino Crystal Diamond Co. Ltd. Class A (XSEC)	944,451	303
Rongan Property Co. Ltd. Class A (XSHE)	814,200	303
Jinfa Labi Maternity & Baby Articles Co. Ltd. Class A	345,345	303

* Changchai Co. Ltd. Class A	422,185	303
* Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	418,700	303
Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	319,900	303
CQ Pharmaceutical Holding Co. Ltd. Class A (XSEC)	321,900	302
LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSEC)	481,783	302
* Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSEC)	293,600	301
* Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	300
* Ningbo David Medical Device Co. Ltd. Class A (XSHE)	94,800	300
B-Soft Co. Ltd. Class A (XSEC)	120,600	299
Ningxia Younglight Chemicals Co. Ltd. Class A	261,734	299
Hainan Poly Pharm Co. Ltd. (XSEC)	46,824	299
Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	298
Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	297
* Dongguan Kingsun Optoelectronic Co. Ltd. Class A	1,385,250	297
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSEC)	232,200	295
Suzhou TFC Optical Communication Co. Ltd. Class A (XSEC)	29,000	294
Guizhou Gas Group Corp. Ltd. Class A (XSSC)	184,400	294
* Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A
(XSEC)	414,800	294
* Hytera Communications Corp. Ltd. Class A (XSEC)	219,500	294
Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	294
* LandOcean Energy Services Co. Ltd. Class A	599,400	293
Canny Elevator Co. Ltd. Class A (XSEC)	185,877	291
Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	615,704	291
* Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	291
Inner Mongolia First Machinery Group Co. Ltd. Class A	186,400	291
* Hunan Investment Group Co. Ltd. Class A	490,600	290
* Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	289
Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	84,900	289
Shanxi Blue Flame Holding Co. Ltd. Class A (XSHE)	246,440	288
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	500,150	288
* Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	287
* EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	579,174	287
Yixintang Pharmaceutical Group Co. Ltd. Class A (XSEC)	61,841	283
Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	566,627	282
Grandjoy Holdings Group Co. Ltd. Class A (XSEC)	359,500	282
Avic Heavy Machinery Co. Ltd. Class A (XSHG)	147,200	282
Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	276,840	281
Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	280
Zhangjiagang Furui Special Equipment Co. Ltd.	400,500	280
Maoye International Holdings Ltd.	5,696,290	279
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSEC)	129,400	278
Loncin Motor Co. Ltd. Class A (XSHG)	448,250	277
Shandong Publishing & Media Co. Ltd. Class A (XSSC)	285,200	277
* GuangDong PaiSheng Intelligent Technology Co. Ltd. Class A	331,713	276
Beijing Aosaikang Pharmaceutical Co. Ltd. Class A (XSEC)	92,300	274
* First Tractor Co. Ltd. Class H	677,706	273
Dalian Port PDA Co. Ltd. Class A (XSSC)	945,900	272
China National Accord Medicines Corp. Ltd. Class A	38,167	272
Shenzhen Aisidi Co. Ltd. Class A (XSEC)	188,800	271
* Huayi Brothers Media Corp. Class A (XSHE)	397,100	271
Tibet Urban Development and Investment Co. Ltd. Class A (XSSC)	267,344	270
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	195,598	270
* Shede Spirits Co. Ltd. Class A (XSSC)	50,900	270
Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	269
* Qtone Education Group Guandong Ltd. Class A (XSEC)	296,692	268
* Yihua Healthcare Co. Ltd. Class A (XSHE)	495,958	267

Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	266
Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	266
* Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSEC)	393,700	266
Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	266
Deluxe Family Co. Ltd. Class A (XSSC)	437,436	266
* China Harzone Industry Corp. Ltd. Class A (XSHE)	192,543	265
Jack Sewing Machine Co. Ltd. Class A (XSSC)	91,993	265
* Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSHE)	597,100	264
Shandong Buchang Pharmaceuticals Co. Ltd. Class A (XSSC)	64,300	264
* Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSHG)	248,200	264
Lucky Film Co. Class A (XSSC)	219,191	263
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	121,218	263
* Talkweb Information System Co. Ltd. Class A (XSEC)	199,607	263
Guangdong Anjubao Digital Technology Co. Ltd. Class A (XSEC)	220,636	262
Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSEC)	187,500	262
* Chengdu CORPRO Technology Co. Ltd. Class A (XSHE)	128,600	262
* Mianyang Fulin Precision Machining Co. Ltd. Class A (XSEC)	204,000	262
Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	262
Black Peony Group Co. Ltd. Class A (XSHG)	225,400	261
* Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	417,600	261
* Keda Group Co. Ltd. Class A (XSSC)	315,140	260
* Shenzhen Liantronics Co. Ltd. Class A	525,023	259
China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	259
Hexing Electrical Co. Ltd. Class A (XSHG)	120,021	259
Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	257
Top Resource Conservation & Environment Corp. Class A (XSEC)	364,100	255
C&S Paper Co. Ltd. Class A (XSEC)	72,800	255
ENN Ecological Holdings Co. Ltd. Class A (XSSC)	148,023	253
Beijing Forever Technology Co. Ltd. Class A (XSEC)	171,600	253
Zhejiang Wanma Co. Ltd. Class A (XSEC)	221,800	251
Henan Shenhuo Coal & Power Co. Ltd. Class A (XSEC)	331,600	251
Luolai Lifestyle Technology Co. Ltd. Class A (XSEC)	159,604	249
Guangdong Tapai Group Co. Ltd. Class A (XSEC)	110,900	249
Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	248
Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	246
Zhejiang Wanliyang Co. Ltd. Class A (XSEC)	186,300	246
* Lifan Industry Group Co. Ltd. Class A (XSSC)	388,900	244
PharmaBlock Sciences Nanjing Inc. Class A (XSEC)	13,300	244
* Yihua Healthcare Co. Ltd. Class A (XSEC)	452,475	243
Beibuwan Port Co. Ltd. Class A (XSEC)	141,000	242
Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	241
Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	239
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSHE)	270,600	238
China Great Wall Securities Co. Ltd. Class A (XSEC)	115,600	238
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	238
Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	237
Tempus Global Business Service Holding Ltd. Class A (XSHE)	421,861	237
Huaren Pharmaceutical Co. Ltd.	363,900	237
COFCO Capital Holdings Co. Ltd. Class A (XSEC)	165,800	234
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSSC)	223,500	234
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A
(XSHG)	98,300	234
Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	232
Beijing Haohua Energy Resource Co. Ltd. Class A (XSSC)	386,714	231
Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSEC)	139,800	230
* Sichuan Xun You Network Technology Co. Ltd. Class A (XSEC)	97,194	230
* Polaris Bay Group Co. Ltd. Class A (XSSC)	118,400	229

*	Fujian Expressway Development Co. Ltd. Class A (XSSC)	581,218	228
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	226
	Xinhuanet Co. Ltd. Class A (XSSC)	67,400	226
*	Fujian Dongbai Group Co. Ltd. Class A (XSSC)	259,200	224
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	187,700	224
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSEC)	288,255	223
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	280,100	222
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	222
	Huaibei Mining Holdings Co. Ltd. Class A (XSSC)	166,600	222
*	Kingenta Ecological Engineering Group Co. Ltd. Class A (XSEC)	987,507	221
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	220
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSEC)	331,600	220
	Eoptolink Technology Inc. Ltd. Class A (XSEC)	21,100	220
*	Teamax Smart City Technology Corp. Ltd. Class A	1,053,185	220
*	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (XSEC)	1,161,700	219
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSEC)	94,200	217
*	Xinjiang Tianfu Energy Co. Ltd. Class A (XSHG)	425,800	217
*,§	Hua Han Health Industry Holdings Ltd.	13,993,028	217
	Opple Lighting Co. Ltd. Class A (XSSC)	50,335	216
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	227,783	216
	Orient International Enterprise Ltd. Class A (XSSC)	151,830	216
	CSG Holding Co. Ltd. Class A	249,200	216
	Tianfeng Securities Co. Ltd. Class A (XSSC)	209,400	215
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	215
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	214
	263 Network Communications Co. Ltd. Class A (XSEC)	194,200	214
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSEC)	40,800	214
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	212
	Joyoung Co. Ltd. Class A (XSEC)	37,900	212
*	Hainan Ruize New Building Material Co. Ltd. Class A (XSEC)	219,000	212
*	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	212
	Hangxiao Steel Structure Co. Ltd. Class A (XSSC)	324,200	209
	Shandong Denghai Seeds Co. Ltd. Class A (XSEC)	93,900	209
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	208
	Tangrenshen Group Co. Ltd. Class A (XSEC)	120,100	207
	Biem.L.Fdlkk Garment Co. Ltd. Class A (XSEC)	92,000	207
*	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	207
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSEC)	152,100	206
	Hunan Er-Kang Pharmaceutical Co. Ltd.	291,100	206
	Xinyu Iron & Steel Co. Ltd. Class A (XSSC)	324,400	206
	YanTai Shuangta Food Co. Ltd. Class A (XSEC)	90,500	205
	Camel Group Co. Ltd. Class A (XSHG)	190,580	205
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (XSEC)	645,400	204
*	Tongding Interconnection Information Co. Ltd. Class A (XSEC)	268,000	204
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSEC)	231,000	204
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	202
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	178,724	202
	Changzheng Engineering Co. Ltd. Class A (XSHG)	115,530	201
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	448,520	199
	China Enterprise Co. Ltd. Class A (XSSC)	325,000	198
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A (XSEC)	584,000	198
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSEC)	58,900	197
	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	197
	China Harzone Industry Corp. Ltd. Class A (XSEC)	55,500	196
	Lomon Billions Group Co. Ltd. Class A (XSEC)	58,100	196
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A (XSEC)	39,300	196
§	Haier Smart Home Co. Ltd. Class A (XSHG)	75,300	194

Hunan Aihua Group Co. Ltd. Class A (XSSC)	42,200	193
Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	64,297	193
Beijing eGOVA Co. Ltd.	88,441	192
Shenzhen Anche Technologies Co. Ltd. Class A (XSEC)	18,400	192
Beijing Bashi Media Co. Ltd. Class A (XSHG)	362,236	192
Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSEC)	97,600	191
§ Aerospace Communications Holding Group Co. Ltd. Class A	442,419	191
Anhui Xinhua Media Co. Ltd. Class A (XSHG)	227,560	191
* Zhongchang Big Data Corp. Ltd. Class A	455,300	190
Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSSC)	55,600	189
Better Life Commercial Chain Share Co. Ltd. Class A (XSEC)	94,200	188
Changchun Faway Automobile Components Co. Ltd. Class A (XSSC)	143,629	188
* Hunan Dakang International Food & Agriculture Co. Ltd. Class A (XSEC)	495,300	187
Fuan Pharmaceutical Group Co. Ltd. Class A (XSEC)	206,900	187
* Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (XSHE)	988,358	186
* CCS Supply Chain Management Co. Ltd. Class A (XSHG)	188,300	186
* Guangdong Silver Age Sci & Tech Co. Ltd. Class A (XSHE)	240,400	185
* ZJBC Information Technology Co. Ltd. Class A (XSEC)	176,120	185
Shanghai Lansheng Corp. Class A (XSHG)	110,800	183
Jiuzhitang Co. Ltd. Class A (XSEC)	125,500	182
Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	182
PCI-Suntek Technology Co. Ltd. Class A (XSSC)	135,900	181
* Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	181
Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSEC)	49,700	179
Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSHG)	342,120	179
Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	178
Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSEC)	100,200	178
Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSSC)	46,620	178
Shandong Xiantan Co. Ltd. Class A (XSEC)	83,900	177
BBMG Corp. Class A (XSHG)	377,414	175
Jiangsu Yoke Technology Co. Ltd. Class A (XSEC)	20,100	174
Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	291,225	174
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	109,800	173
* China Publishing & Media Co. Ltd. Class A (XSSC)	191,600	173
Ming Yang Smart Energy Group Ltd. Class A (XSSC)	75,100	172
Inspur Software Co. Ltd. Class A (XSHG)	64,900	172
Shaanxi International Trust Co. Ltd. Class A (XSEC)	298,400	171
* Huaxun Fangzhou Co. Ltd. Class A	623,200	170
Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	165
Chongqing Pharscin Pharmaceutical Co. Ltd.	59,400	165
Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	163
* Goldenmax International Technology Ltd. Class A (XSEC)	123,800	162
Jiangsu Etern Co. Ltd. Class A (XSSC)	195,000	162
Hainan Strait Shipping Co. Ltd. Class A (XSEC)	101,500	162
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSEC)	191,700	160
* Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	160
* Tempus Global Business Service Holding Ltd. Class A (XSEC)	281,100	158
COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	153,200	158
* Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSEC)	259,700	157
Guangxi Guidong Electric Power Co. Ltd. Class A (XSSC)	267,700	157
Toly Bread Co. Ltd. Class A (XSSC)	18,100	156
Guangzhou Automobile Group Co. Ltd. Class A (XSHG)	100,920	156
Shantou Dongfeng Printing Co. Ltd. Class A (XSHG)	154,800	156
* Chongyi Zhangyuan Tungsten Co. Ltd. Class A	201,600	156
Xiamen Intretech Inc. Class A (XSEC)	18,100	154
Longmaster Information & Technology Co. Ltd. Class A (XSHE)	82,600	154
Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	152

LianChuang Electronic Technology Co. Ltd. Class A (XSEC)	90,700	152
Infore Environment Technology Group Co. Ltd. Class A (XSEC)	105,300	152
* China Tianying Inc. Class A (XSEC)	203,400	151
Shenzhen Sunlord Electronics Co. Ltd. Class A (XSEC)	38,500	151
* Aerosun Corp. Class A (XSHG)	90,800	151
* Beijing Jingxi Culture & Tourism Co. Ltd. Class A (XSEC)	143,200	150
Shanghai Mechanical and Electrical Industry Co. Ltd. Class A (XSSC)	60,430	150
* Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSEC)	207,400	150
Shenzhen Megmeet Electrical Co. Ltd. Class A (XSEC)	35,200	149
Jiangsu Huaxicun Co. Ltd. Class A (XSEC)	95,200	149
Nanjing Panda Electronics Co. Ltd. Class A (XSHG)	124,000	149
Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	147
* Innuovo Technology Co. Ltd. Class A (XSEC)	158,700	147
Baosheng Science and Technology Innovation Co. Ltd. Class A (XSHG)	226,569	147
Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	145
Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	145
* Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSEC)	521,700	144
CGN Nuclear Technology Development Co. Ltd. Class A (XSEC)	108,598	144
Qingdao Rural Commercial Bank Corp. Class A (XSEC)	177,200	143
Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	143
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A
(XSHG)	76,464	138
Huayuan Property Co. Ltd. Class A (XSHG)	440,570	138
Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	137
Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	137
TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	136
Shenzhen Desay Battery Technology Co. Class A (XSEC)	16,100	136
* EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	134
Bestsun Energy Co. Ltd. Class A (XSSC)	172,373	134
Zhejiang Semir Garment Co. Ltd. Class A (XSEC)	125,100	133
Zhejiang NetSun Co. Ltd. Class A (XSEC)	45,000	133
* China Reform Health Management and Services Group Co. Ltd. Class A
(XSEC)	70,600	132
Longshine Technology Group Co. Ltd. Class A (XSEC)	52,000	131
China Bester Group Telecom Co. Ltd. Class A (XSSC)	52,000	130
* Guangdong Silver Age Sci & Tech Co. Ltd. Class A (XSEC)	165,995	128
* HY Energy Group Co. Ltd. Class A (XSHG)	112,600	128
Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	247,320	128
Sonoscape Medical Corp. Class A (XSEC)	26,600	127
Shanghai Cooltech Power Co. Ltd. Class A (XSEC)	157,500	125
Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A (XSSC)	34,300	123
* Sichuan EM Technology Co. Ltd. Class A (XSSC)	97,800	123
* Hainan Mining Co. Ltd. Class A (XSSC)	153,262	123
China Aluminum International Engineering Corp. Ltd. Class A (XSSC)	194,800	123
Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSHG)	91,600	121
YGSOFT Inc. Class A (XSEC)	81,250	120
Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	171,350	119
Neway Valve Suzhou Co. Ltd. Class A (XSSC)	48,721	119
* Shangying Global Co. Ltd. Class A	412,700	118
* CCOOP Group Co. Ltd. Class A (XSEC)	188,700	118
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	117
Shunfa Hengye Corp. Class A (XSEC)	271,120	116
Jointo Energy Investment Co. Ltd. Hebei Class A (XSEC)	145,900	116
Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	115
* Wutong Holding Group Co. Ltd. Class A (XSEC)	148,900	113
* Shaanxi J&R Optimum Energy Co. Ltd. Class A (XSEC)	487,395	111
China Merchants Port Group Co. Ltd. Class B	128,800	110

	Vatti Corp. Ltd. Class A (XSEC)	73,700	110
*	Zotye Automobile Co. Ltd. Class A	595,200	109
*	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSEC)	124,000	109
	Beijing Tongtech Co. Ltd. Class A (XSEC)	17,000	106
*	Hybio Pharmaceutical Co. Ltd. Class A (XSHE)	80,700	105
	Shenzhen Grandland Group Co. Ltd. Class A (XSEC)	193,600	105
	Xiwang Foodstuffs Co. Ltd. Class A (XSEC)	106,164	104
	Huafu Fashion Co. Ltd. Class A (XSEC)	127,400	103
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	103
	Norinco International Cooperation Ltd. Class A (XSEC)	89,200	102
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSEC)	98,000	102
*	Changchai Co. Ltd. Class B	401,918	101
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	100
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	99
	Sumavision Technologies Co. Ltd. Class A (XSEC)	135,700	98
	JL Mag Rare -Earth Co. Ltd. Class A	18,200	97
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSEC)	105,700	97
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	96
	HyUnion Holding Co. Ltd. Class A (XSEC)	87,800	93
	Beijing Water Business Doctor Co. Ltd. Class A (XSHE)	97,400	93
	Jinzhou Port Co. Ltd. Class A	205,671	92
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	92
	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	91
	Enjoyor Co. Ltd. Class A (XSHE)	56,200	89
*,1	Ozner Water International Holding Ltd.	5,566,251	89
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	86
	Huatai Securities Co. Ltd. Class A (XSHG)	28,800	86
	Bank of Changsha Co. Ltd. Class A (XSSC)	69,300	85
	Inzone Group Co. Ltd. Class A (XSSC)	78,132	85
*	Suzhou Victory Precision Manufacture Co. Ltd. Class A	287,500	84
*	Yihua Lifestyle Technology Co. Ltd. Class A	526,699	83
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	82
	Goldcard Smart Group Co. Ltd. (XSEC)	35,510	81
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSSC)	112,142	81
*	Nanjing Central Emporium Class A	358,100	79
*	Xiamen 35.com Technology Co. Ltd. Class A (XSHE)	75,500	79
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	67,400	79
	Beijing VRV Software Corp. Ltd. Class A (XSEC)	73,500	79
	Shanghai Huayi Group Co. Ltd. Class A (XSSC)	92,600	77
*	Jiangxi Special Electric Motor Co. Ltd. Class A	298,700	77
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSEC)	34,100	77
*	China Calxon Group Co. Ltd. Class A (XSEC)	109,448	75
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	75
*	Guangdong Shirongzhaoye Co. Ltd. Class A (XSEC)	70,056	73
	Lingyuan Iron & Steel Co. Ltd. Class A (XSSC)	218,478	72
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSEC)	29,000	72
	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	242,900	71
*	Huayi Electric Co. Ltd. Class A (XSHG)	364,092	69
	Jiangling Motors Corp. Ltd. Class A (XSEC)	31,900	68
*	Shenzhen Danbond Technology Co. Ltd. Class A (XSEC)	49,200	68
	Bank of Qingdao Co. Ltd. Class A (XSEC)	92,400	67
*,§	Baofeng Group Co. Ltd. Class A (XSHE)	315,200	67
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSSC)	89,400	67
*	Guangdong Dowstone Technology Co. Ltd. Class A (XSHE)	36,700	66
*	Qtone Education Group Guandong Ltd. Class A (XSHE)	70,900	64
	Shanghai Cooltech Power Co. Ltd. Class A (XSHE)	79,700	63
	Luoniushan Co. Ltd. Class A (XSEC)	40,200	62

	Changhong Meiling Co. Ltd. Class B	231,154	58
	Changchun Eurasia Group Co. Ltd. Class A (XSSC)	22,301	58
	Shenzhen Center Power Tech Co. Ltd. Class A (XSEC)	17,600	58
*	Huayi Electric Co. Ltd. Class A (XSSC)	293,437	55
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSEC)	15,700	55
	Zhengzhou Sino Crystal Diamond Co. Ltd. Class A (XSHE)	171,200	55
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A (XSSC)	68,861	54
	Yunda Holding Co. Ltd. Class A (XSEC)	14,427	50
	Jinneng Science&Technology Co. Ltd. Class A (XSSC)	23,300	49
	Zhejiang Meida Industrial Co. Ltd. Class A (XSEC)	24,400	48
	Chongqing Brewery Co. Ltd. Class A (XSSC)	4,600	48
*	Guirenniao Co. Ltd. Class A (XSSC)	191,699	47
*	Shanghai Xin Nanyang Only Education & Technology Co. Ltd. Class A (XSSC)	19,087	46
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A (XSSC)	71,500	45
	China International Marine Containers Group Co. Ltd. (XSHE)	36,240	43
	Shenzhen Das Intellitech Co. Ltd. Class A (XSEC)	71,600	42
*	Shanghai Hongda Mining Co. Ltd. Class A (XSSC)	27,800	42
*	Shanghai Haixin Group Co. Class A	32,500	42
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSSC)	14,800	34
*,§	Real Nutriceutical Group Ltd.	1,315,000	34
	Zhonglu Co. Ltd. Class A (XSHG)	19,300	33
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	32
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSSC)	10,400	32
	Eastern Communications Co. Ltd. Class B	63,500	30
*,§	Baofeng Group Co. Ltd. Class A (XSEC)	120,363	26
*	Guirenniao Co. Ltd. Class A (XSHG)	81,674	20
*	EverChina International Holdings Co. Ltd.	848,420	20
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	15
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSSC)	15,741	15
*	China Hi-Tech Group Co. Class A (XSSC)	16,500	13
*	Shenwu Environmental Technology Co. Ltd. Class A	616,265	11
	Bingshan Refrigeration & Heat Transfer Technologies Co. Ltd. Class A	16,620	10
*	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	9,700	9
	Transfar Zhilian Co. Ltd. Class A (XSEC)	600	—
*,^,§ China Huishan Dairy Holdings		70,679,103	—
*,§	Zhonghong Holding Co. Ltd. Class A	2,799,945	—
*,^,§ Midas Holdings Ltd.		202,000	—
			36,983,617
Colombia (0.3%)
	Bancolombia SA ADR	1,476,344	41,220
	Interconexion Electrica SA ESP	5,989,133	30,804
	Grupo Energia Bogota SA ESP	36,294,866	22,265
	Ecopetrol SA	39,691,902	22,116
	Grupo de Inversiones Suramericana SA	3,269,048	16,989
	Bancolombia SA	2,077,010	14,911
	Ecopetrol SA ADR	1,219,359	14,193
	Bancolombia SA Preference Shares	1,634,187	11,601
	Grupo Argos SA	4,080,760	11,150
	Grupo Aval Acciones y Valores Preference Shares	45,657,260	10,641
	Banco Davivienda SA Preference Shares	1,383,254	10,227
	Corp Financiera Colombiana SA	1,469,772	9,804
	Grupo de Inversiones Suramericana SA Preference Shares	1,574,290	6,882
	Cementos Argos SA	6,635,422	6,506
	Grupo Aval Acciones y Valores SA ADR	685,079	3,131
*	CEMEX Latam Holdings SA	2,135,069	1,012
			233,452

Czech Republic (0.1%)
	Cez AS	2,126,534	42,840
*	Komercni banka AS	1,006,128	23,335
1	Moneta Money Bank AS	6,851,687	15,599
	O2 Czech Republic AS	606,716	5,807
	Philip Morris CR AS	6,097	3,637
			91,218
Egypt (0.2%)
	Commercial International Bank Egypt SAE	18,104,151	71,255
	Egypt Kuwait Holding Co. SAE	10,369,070	10,844
	Eastern Co. SAE	13,152,315	9,746
*	Egyptian Financial Group -Hermes Holding Co.	9,238,916	7,957
	Talaat Moustafa Group	13,580,940	4,979
	ElSewedy Electric Co.	9,949,183	4,200
	Telecom Egypt Co.	4,931,977	4,000
*	Orascom Construction plc	751,442	3,247
	Six of October Development & Investment	3,326,445	2,426
	Medinet Nasr Housing	10,556,297	1,934
	Heliopolis Housing	4,890,760	1,823
*	Palm Hills Developments SAE	20,332,470	1,775
*	Pioneers Holding for Financial Investments SAE	6,728,617	1,531
	Oriental Weavers	3,372,486	1,182
	Alexandria Mineral Oils Co.	7,445,166	1,120
*	Ezz Steel Co. SAE	2,470,483	910
			128,929
Greece (0.3%)
	Hellenic Telecommunications Organization SA	3,118,339	45,882
	Jumbo SA	1,408,618	27,484
	Opap SA	2,674,720	24,230
*	Eurobank Ergasias Services and Holdings SA	34,540,387	14,761
	Mytilineos SA	1,439,484	13,456
*	Alpha Bank AE	18,544,091	11,662
	Motor Oil Hellas Corinth Refineries SA	751,653	10,266
*	National Bank of Greece SA	7,364,397	9,768
	Terna Energy SA	589,333	7,735
*	Public Power Corp. SA	1,546,504	7,188
*	LAMDA Development SA	949,434	6,377
*	Piraeus Bank SA	3,951,334	5,452
*	GEK Terna Holding Real Estate Construction SA	720,461	4,924
	Hellenic Petroleum SA	790,447	4,906
	Holding Co. ADMIE IPTO SA	1,577,580	4,156
	Sarantis SA	403,801	4,026
	Hellenic Exchanges SA	817,635	2,928
*,§	FF Group	496,942	2,810
*	Fourlis Holdings SA	595,885	2,740
*	Ellaktor SA	1,797,502	2,317
*	Viohalco SA	787,919	2,243
*	Aegean Airlines SA	429,534	1,829
			217,140
Hong Kong (0.0%)
*,^,§ National Agricultural Holdings Ltd.		13,680,292	2,100
*,§	Tech Pro Technology Development Ltd.	122,060,000	1,071
*,§	Legend Holdings Corp. Rights	474,839	—
			3,171
Hungary (0.2%)
*	OTP Bank Nyrt	3,130,809	112,136

	Richter Gedeon Nyrt	1,877,624	43,443
*	MOL Hungarian Oil & Gas plc	5,970,534	35,171
	Magyar Telekom Telecommunications plc	5,338,194	6,729
*,^	Opus Global Nyrt	3,119,542	2,468
			199,947
India (9.3%)
	Reliance Industries Ltd.	42,236,664	1,168,080
	Infosys Ltd.	48,765,557	627,034
	Housing Development Finance Corp. Ltd.	22,766,976	541,455
	Tata Consultancy Services Ltd.	12,224,664	371,393
	Hindustan Unilever Ltd.	12,047,850	355,402
*	Bharti Airtel Ltd.	30,872,233	228,656
*	Axis Bank Ltd.	28,373,605	163,227
	HCL Technologies Ltd.	14,735,516	138,540
	Maruti Suzuki India Ltd.	1,639,718	137,048
	Bajaj Finance Ltd.	2,441,629	106,012
	Sun Pharmaceutical Industries Ltd.	14,795,043	105,092
	ITC Ltd.	40,058,070	103,852
	Asian Paints Ltd.	3,897,659	89,240
	UltraTech Cement Ltd.	1,557,524	85,565
	Bharat Petroleum Corp. Ltd.	13,625,744	75,179
*,1	HDFC Life Insurance Co. Ltd.	8,771,380	73,499
	Nestle India Ltd.	314,240	69,213
	Mahindra & Mahindra Ltd.	7,930,191	64,170
	Power Grid Corp. of India Ltd.	24,992,062	59,477
*	Titan Co. Ltd.	4,214,296	58,612
*,1	SBI Life Insurance Co. Ltd.	4,809,149	58,569
	Tech Mahindra Ltd.	6,290,364	57,082
*,1	Avenue Supermarts Ltd.	2,029,696	55,880
	Larsen & Toubro Ltd.	4,579,642	55,844
	Eicher Motors Ltd.	181,292	49,926
	Dabur India Ltd.	7,182,978	49,224
	Wipro Ltd.	13,049,001	48,915
	Hero MotoCorp Ltd.	1,327,927	47,300
1	ICICI Lombard General Insurance Co. Ltd.	2,717,267	47,280
	Bajaj Auto Ltd.	1,176,631	47,200
*	UPL Ltd.	7,277,553	46,441
	Godrej Consumer Products Ltd.	4,940,156	45,625
*	State Bank of India	17,222,777	43,924
	Adani Ports & Special Economic Zone Ltd.	10,369,824	43,560
	Oil & Natural Gas Corp. Ltd.	41,194,307	43,074
	Bajaj Finserv Ltd.	517,797	42,859
	Aurobindo Pharma Ltd.	3,597,935	42,182
	Cipla Ltd.	4,376,540	42,077
*	ICICI Bank Ltd.	8,810,267	41,000
	Britannia Industries Ltd.	782,881	39,957
	JSW Steel Ltd.	13,534,944	39,956
1	Bandhan Bank Ltd.	8,536,517	39,250
	NTPC Ltd.	33,375,741	38,738
	Divi's Laboratories Ltd.	1,081,359	37,833
*	Lupin Ltd.	3,032,202	37,532
	Grasim Industries Ltd.	4,403,923	37,177
	Dr Reddy's Laboratories Ltd.	612,504	37,093
	Info Edge India Ltd.	832,053	35,403
	Coal India Ltd.	19,965,279	34,453
	Indian Oil Corp. Ltd.	29,060,674	34,318
	Shree Cement Ltd.	117,833	34,150

	Vedanta Ltd.	21,730,985	33,220
*	United Spirits Ltd.	3,909,835	30,332
	Bharti Infratel Ltd.	11,671,546	29,932
	Pidilite Industries Ltd.	1,642,762	29,733
	Marico Ltd.	6,111,702	29,633
	Dr Reddy's Laboratories Ltd. ADR	484,718	29,471
	Apollo Hospitals Enterprise Ltd.	1,298,361	29,117
	Piramal Enterprises Ltd.	1,418,214	27,862
	Ambuja Cements Ltd.	9,307,220	27,297
	Hindalco Industries Ltd.	12,172,299	26,621
	Havells India Ltd.	3,244,065	25,225
1	ICICI Prudential Life Insurance Co. Ltd.	4,153,676	25,087
	Tata Consumer Products Ltd.	4,365,800	24,910
	Hindustan Petroleum Corp. Ltd.	8,315,019	23,879
	Petronet LNG Ltd.	7,212,083	23,868
	Jubilant Foodworks Ltd.	981,817	22,545
	Muthoot Finance Ltd.	1,308,927	22,263
	Berger Paints India Ltd.	3,151,694	22,142
*	Biocon Ltd.	3,861,038	21,124
	Shriram Transport Finance Co. Ltd.	2,271,796	20,921
*	Zee Entertainment Enterprises Ltd.	11,248,991	20,800
	Wipro Ltd. ADR	4,745,938	20,502
*	Tata Motors Ltd.	14,654,662	20,311
*,1	AU Small Finance Bank Ltd.	2,034,805	20,015
	Torrent Pharmaceuticals Ltd.	557,430	19,853
	Balkrishna Industries Ltd.	1,082,043	19,073
	GAIL India Ltd.	14,735,429	19,042
1	HDFC Asset Management Co. Ltd.	569,183	18,379
*	Crompton Greaves Consumer Electricals Ltd.	5,618,727	18,295
*	Tata Steel Ltd.	3,670,410	18,048
	Siemens Ltd.	1,152,758	17,868
	PI Industries Ltd.	747,605	17,550
	Page Industries Ltd.	66,313	17,536
	Cadila Healthcare Ltd.	3,339,315	17,361
*	State Bank of India GDR	684,132	17,119
1	InterGlobe Aviation Ltd.	1,305,204	17,002
	Container Corp. Of India Ltd.	2,816,100	16,946
	Colgate-Palmolive India Ltd.	884,259	16,800
	Bosch Ltd.	95,440	16,618
	Motherson Sumi Systems Ltd.	12,872,337	16,308
	DLF Ltd.	8,300,305	15,587
	Mphasis Ltd.	996,201	15,413
	Ipca Laboratories Ltd.	602,528	15,137
	Embassy Office Parks REIT	3,074,200	14,698
*	Federal Bank Ltd.	19,983,424	14,360
*	Max Financial Services Ltd.	1,795,576	13,388
*	Jindal Steel & Power Ltd.	5,368,612	13,344
	Bharat Forge Ltd.	2,521,661	12,841
	Bajaj Holdings & Investment Ltd.	361,738	12,831
	Natco Pharma Ltd.	1,203,582	12,605
1	Larsen & Toubro Infotech Ltd.	386,575	12,453
*	Vodafone Idea Ltd.	109,051,398	12,198
*	Fortis Healthcare Ltd.	6,585,446	12,150
	Oracle Financial Services Software Ltd.	306,903	12,024
	Alkem Laboratories Ltd.	335,520	11,947
*	Escorts Ltd.	787,061	11,919
	REC Ltd.	8,918,813	11,917

	United Breweries Ltd.	933,269	11,860
1	Dr Lal PathLabs Ltd.	468,354	11,843
	LIC Housing Finance Ltd.	3,372,156	11,815
	AIA Engineering Ltd.	525,676	11,597
	Glenmark Pharmaceuticals Ltd.	1,915,188	11,584
	ACC Ltd.	606,862	11,535
1	RBL Bank Ltd.	5,085,793	11,481
	MRF Ltd.	14,017	11,457
	Whirlpool of India Ltd.	412,635	11,402
*	IDFC Bank	31,886,330	11,289
	Rajesh Exports Ltd.	1,842,041	11,232
	NMDC Ltd.	9,963,556	11,175
	Indiabulls Housing Finance Ltd.	4,399,605	11,136
	Bayer CropScience Ltd.	148,740	11,022
*	Voltas Ltd.	1,332,688	10,652
	Jubilant Life Sciences Ltd.	976,067	10,367
	Ashok Leyland Ltd.	15,915,131	10,315
	Bharat Electronics Ltd.	7,918,943	10,125
*	Godrej Properties Ltd.	815,403	10,079
	Kansai Nerolac Paints Ltd.	1,734,240	10,028
	Castrol India Ltd.	6,549,746	9,924
	Coromandel International Ltd.	952,880	9,915
	Indraprastha Gas Ltd.	1,813,048	9,781
*	Tata Communications Ltd.	938,658	9,541
	Power Finance Corp. Ltd.	8,663,701	9,355
	SRF Ltd.	184,176	9,333
	Hindustan Zinc Ltd.	3,236,547	9,106
	Varun Beverages Ltd.	941,360	8,899
	Supreme Industries Ltd.	513,931	8,834
	Gujarat Gas Ltd.	2,252,224	8,700
	Pfizer Ltd.	148,714	8,509
	Mindtree Ltd.	585,245	8,452
	NHPC Ltd.	31,167,985	8,450
	Adani Enterprises Ltd.	3,555,119	8,391
	Tata Power Co. Ltd.	12,788,120	8,311
*,1	Syngene International Ltd.	1,260,002	8,200
	ABB India Ltd.	682,480	8,156
	Alembic Pharmaceuticals Ltd.	613,508	8,098
	TVS Motor Co. Ltd.	1,542,424	7,932
	Aarti Industries Ltd.	600,041	7,924
	Sanofi India Ltd.	75,235	7,819
*	Bank of Baroda	12,409,188	7,728
	Ramco Cements Ltd.	776,402	7,164
	Cholamandalam Investment and Finance Co. Ltd.	2,643,303	7,132
	Manappuram Finance Ltd.	3,361,039	7,112
1	Nippon Life India Asset Management Ltd.	2,003,054	7,100
	Phoenix Mills Ltd.	854,221	7,040
	Gillette India Ltd.	104,759	7,020
	Mahanagar Gas Ltd.	534,773	6,961
*	Mahindra & Mahindra Financial Services Ltd.	3,999,333	6,942
	Bata India Ltd.	407,840	6,900
*	3M India Ltd.	24,213	6,814
1	L&T Technology Services Ltd.	337,836	6,812
1	Laurus Labs Ltd.	544,973	6,800
	Torrent Power Ltd.	1,557,851	6,772
	Indian Hotels Co. Ltd.	6,436,769	6,548
	Ajanta Pharma Ltd.	297,268	6,465

	City Union Bank Ltd.	3,977,059	6,423
	Dalmia Bharat Ltd.	631,469	6,412
	CESC Ltd.	869,713	6,374
	Astral Poly Technik Ltd.	492,368	6,341
	Relaxo Footwears Ltd.	793,258	6,301
	Steel Authority of India Ltd.	13,477,445	6,153
	Coforge Ltd.	238,517	6,130
	Sundaram Finance Ltd.	358,404	6,121
	Persistent Systems Ltd.	489,104	5,999
	Hexaware Technologies Ltd.	1,171,867	5,964
*	Adani Power Ltd.	12,587,148	5,943
*	GMR Infrastructure Ltd.	20,440,604	5,926
	Sun TV Network Ltd.	1,144,188	5,917
*	Aditya Birla Capital Ltd.	7,882,448	5,693
	Exide Industries Ltd.	2,733,836	5,674
	WABCO India Ltd.	60,861	5,651
*	Punjab National Bank	13,264,342	5,646
	Oberoi Realty Ltd.	1,195,362	5,561
	Bharat Heavy Electricals Ltd.	11,479,419	5,510
*	Canara Bank	4,053,873	5,503
*,1	ICICI Securities Ltd.	882,591	5,355
	L&T Finance Holdings Ltd.	6,556,148	5,245
	Gujarat State Petronet Ltd.	1,896,624	5,183
1	Endurance Technologies Ltd.	425,295	5,132
	PVR Ltd.	346,775	5,011
	Apollo Tyres Ltd.	3,437,872	4,958
*	Edelweiss Financial Services Ltd.	4,877,018	4,931
*	Indian Railway Catering & Tourism Corp. Ltd.	272,389	4,856
*	Aavas Financiers Ltd.	265,294	4,834
*	Sumitomo Chemical India Ltd.	1,342,393	4,788
	Cummins India Ltd.	886,123	4,750
	Emami Ltd.	1,473,864	4,724
	Godrej Industries Ltd.	996,634	4,717
	Oil India Ltd.	3,633,664	4,692
	Kajaria Ceramics Ltd.	859,275	4,654
	Motilal Oswal Financial Services Ltd.	486,843	4,428
	KRBL Ltd.	1,225,759	4,427
*	Future Retail Ltd.	2,968,006	4,344
*,1	Quess Corp. Ltd.	887,087	4,336
	Vinati Organics Ltd.	327,472	4,278
	Prestige Estates Projects Ltd.	1,587,130	4,160
*	Aditya Birla Fashion and Retail Ltd.	2,483,112	4,127
	Amara Raja Batteries Ltd.	432,169	4,084
*	Mahindra & Mahindra Financial Services Ltd. Rights Exp. 08/11/2020	3,999,333	3,881
	Bombay Burmah Trading Co.	228,410	3,844
1	Godrej Agrovet Ltd.	617,498	3,784
	Strides Pharma Science Ltd.	634,259	3,691
	Polycab India Ltd.	327,778	3,589
	JK Cement Ltd.	178,930	3,581
	Radico Khaitan Ltd.	717,962	3,538
	Thermax Ltd.	351,061	3,495
	Sundram Fasteners Ltd.	628,661	3,491
	Birlasoft Ltd.	2,148,831	3,438
*	TeamLease Services Ltd.	138,036	3,402
	TTK Prestige Ltd.	43,891	3,392
	Yes Bank Ltd.	21,002,133	3,368
	Redington India Ltd.	2,721,947	3,282

	Minda Industries Ltd.	855,472	3,270
	JSW Energy Ltd.	5,255,705	3,220
*	Bank of India	4,809,154	3,019
	Balrampur Chini Mills Ltd.	1,790,195	3,004
	Gujarat Pipavav Port Ltd.	2,991,738	2,982
	IRB Infrastructure Developers Ltd.	1,849,471	2,982
	V-Guard Industries Ltd.	1,368,107	2,974
*	Just Dial Ltd.	593,798	2,908
	Kaveri Seed Co. Ltd.	354,789	2,861
	Ceat Ltd.	246,610	2,861
	Chambal Fertilizers and Chemicals Ltd.	1,335,711	2,822
	JM Financial Ltd.	2,779,743	2,759
*	V-Mart Retail Ltd.	114,492	2,751
*	Union Bank of India	7,076,528	2,736
	Avanti Feeds Ltd.	448,962	2,670
	Cholamandalam Financial Holdings Ltd.	600,341	2,654
	Vakrangee Ltd.	7,065,244	2,647
	National Aluminium Co. Ltd.	5,967,148	2,618
	India Cements Ltd.	1,752,110	2,603
*	Tata Motors Ltd. Class A	5,071,396	2,534
	Symphony Ltd.	223,751	2,528
*	Sun Pharma Advanced Research Co. Ltd.	1,060,355	2,496
	Indiabulls Ventures Ltd.	1,624,737	2,467
*,§	Hemisphere Properties India Ltd.	1,131,433	2,447
*	TV18 Broadcast Ltd.	5,500,453	2,444
*	Shriram Transport Finance Co Ltd	262,130	2,422
	Great Eastern Shipping Co. Ltd.	767,537	2,319
	NCC Ltd.	5,807,707	2,242
	Multi Commodity Exchange of India Ltd.	99,264	2,236
	Welspun India Ltd.	4,268,646	2,235
*	Sterlite Technologies Ltd.	1,309,610	2,138
*	DCB Bank Ltd.	2,053,949	2,116
*	Karur Vysya Bank Ltd.	4,545,635	2,098
	Graphite India Ltd.	942,482	2,075
	HEG Ltd.	209,002	2,046
	DCM Shriram Ltd.	450,422	2,041
	Welspun Corp. Ltd.	1,719,548	2,018
*	Suzlon Energy Ltd.	35,085,630	2,018
	PTC India Ltd.	2,745,224	1,895
*	Mahindra CIE Automotive Ltd.	1,243,454	1,797
	NBCC India Ltd.	5,789,599	1,783
	Engineers India Ltd.	2,048,762	1,756
*	Wockhardt Ltd.	475,809	1,754
	Finolex Cables Ltd.	476,026	1,714
	Care Ratings Ltd.	297,789	1,685
1	Dilip Buildcon Ltd.	440,610	1,640
	EIH Ltd.	1,878,378	1,622
*,1	PNB Housing Finance Ltd.	548,885	1,530
*	Century Textiles & Industries Ltd.	371,197	1,527
	Sobha Ltd.	522,118	1,526
*	Bajaj Consumer Care Ltd.	648,694	1,522
	eClerx Services Ltd.	233,523	1,494
	Rain Industries Ltd.	1,149,065	1,410
*	Mangalore Refinery & Petrochemicals Ltd.	2,678,081	1,299
*	South Indian Bank Ltd.	13,773,631	1,267
	Jindal Saw Ltd.	1,700,721	1,249
*	GE Power India Ltd.	188,532	1,221

*	Indian Bank	1,560,105	1,216
*	Karnataka Bank Ltd.	2,087,701	1,166
*	Gujarat Fluorochemicals Ltd.	215,856	1,162
*	Future Consumer Ltd.	7,598,354	1,138
*	Central Bank of India	4,394,869	1,053
	Tube Investments of India Ltd.	151,629	1,030
*	Indiabulls Real Estate Ltd.	1,495,641	1,001
	Tata Chemicals Ltd.	233,136	953
*	Equitas Holdings Ltd.	1,448,624	950
	IDFC Ltd.	3,492,103	884
	Repco Home Finance Ltd.	448,982	872
*	IFCI Ltd.	10,202,238	843
	Gateway Distriparks Ltd.	756,960	829
	Gujarat Mineral Development Corp. Ltd.	1,416,489	780
*	CG Power and Industrial Solutions Ltd.	5,678,844	705
*	Hindustan Construction Co. Ltd.	9,420,683	698
*	Raymond Ltd.	209,073	667
*	Arvind Ltd.	1,740,551	665
	Sadbhav Engineering Ltd.	1,142,879	652
*	Jammu & Kashmir Bank Ltd.	3,085,182	648
*	VA Tech Wabag Ltd.	379,972	580
*	Dish TV India Ltd.	5,975,193	572
*	Thomas Cook India Ltd.	1,257,341	492
	IIFL Finance Ltd.	190,535	171
*	Alok Industries Ltd.	241,215	112
*	PVR Ltd. Rights Exp. 07/31/2020	25,823	104
*	Aarti Surfactants Ltd.	26,315	87
*	Gateway Distriparks Ltd. Rights Exp. 08/13/2020	112,142	23
*,§	Amtek Auto Ltd.	472,160	17
			8,030,976
Indonesia (1.5%)
	Bank Central Asia Tbk PT	130,727,450	280,015
	Bank Rakyat Indonesia Persero Tbk PT	717,736,958	155,903
	Telekomunikasi Indonesia Persero Tbk PT	629,374,252	131,275
	Bank Mandiri Persero Tbk PT	251,048,075	99,779
	Astra International Tbk PT	273,196,981	96,237
	Unilever Indonesia Tbk PT	77,614,755	44,738
*	Charoen Pokphand Indonesia Tbk PT	98,724,023	42,157
	Bank Negara Indonesia Persero Tbk PT	100,133,176	31,657
	United Tractors Tbk PT	20,503,027	30,048
	Kalbe Farma Tbk PT	252,761,984	27,190
	Indofood Sukses Makmur Tbk PT	59,148,308	26,215
	Semen Indonesia Persero Tbk PT	39,490,910	25,037
*	Gudang Garam Tbk PT	6,241,530	21,401
*	Indah Kiat Pulp & Paper Corp. Tbk PT	35,973,568	19,303
	Indofood CBP Sukses Makmur Tbk PT	30,363,447	19,135
*	Barito Pacific Tbk PT	254,876,150	16,676
*	Indocement Tunggal Prakarsa Tbk PT	18,056,301	15,332
	Hanjaya Mandala Sampoerna Tbk PT	117,817,574	13,831
	Adaro Energy Tbk PT	174,943,979	13,085
	Perusahaan Gas Negara Tbk PT	139,917,479	12,163
	Tower Bersama Infrastructure Tbk PT	134,705,485	11,633
*	Ace Hardware Indonesia Tbk PT	92,422,456	11,075
*	Pakuwon Jati Tbk PT	320,501,967	9,336
*	Ciputra Development Tbk PT	191,935,950	8,642
	XL Axiata Tbk PT	48,620,898	8,354
	Bukit Asam Tbk PT	56,775,044	7,939

	Jasa Marga Persero Tbk PT	29,276,504	7,898
*	Pabrik Kertas Tjiwi Kimia Tbk PT	16,976,600	7,881
*	Lippo Karawaci Tbk PT	816,499,388	7,706
	Bank BTPN Syariah Tbk PT	30,846,800	7,315
	Japfa Comfeed Indonesia Tbk PT	95,966,800	7,004
	Surya Citra Media Tbk PT	77,016,531	6,790
*	Vale Indonesia Tbk PT	27,185,247	6,407
*	Summarecon Agung Tbk PT	150,949,192	6,235
*	Smartfren Telecom Tbk PT	584,235,000	5,725
	Aneka Tambang Tbk PT	113,103,310	5,670
*	Bumi Serpong Damai Tbk PT	106,890,601	5,076
*	Mitra Adiperkasa Tbk PT	98,294,526	4,594
	AKR Corporindo Tbk PT	22,157,425	4,388
	Bank Tabungan Negara Persero Tbk PT	46,431,038	4,051
*	Media Nusantara Citra Tbk PT	67,013,424	3,769
	Astra Agro Lestari Tbk PT	5,273,013	3,517
	Wijaya Karya Persero Tbk PT	42,060,470	3,439
*	Medco Energi Internasional Tbk PT	103,306,448	3,309
	Indo Tambangraya Megah Tbk PT	5,875,980	3,198
*	Panin Financial Tbk PT	221,435,431	2,811
*	Bank Pan Indonesia Tbk PT	50,780,400	2,807
*	Matahari Department Store Tbk PT	30,406,367	2,710
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	37,618,295	2,562
	Waskita Karya Persero Tbk PT	55,410,398	2,384
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	33,538,499	2,150
	PP Persero Tbk PT	32,052,095	2,149
*	Timah Tbk PT	35,370,874	1,851
*	Sentul City Tbk PT	534,238,444	1,830
*,§	Trada Alam Minera Tbk PT	487,603,966	1,670
*	Siloam International Hospitals Tbk PT	4,767,243	1,539
*	Global Mediacom Tbk PT	105,147,203	1,539
	Bank Danamon Indonesia Tbk PT	8,042,271	1,514
*	Ramayana Lestari Sentosa Tbk PT	39,045,066	1,508
*	Alam Sutera Realty Tbk PT	164,634,154	1,390
*	Krakatau Steel Persero Tbk PT	52,760,546	1,376
*	Kresna Graha Investama Tbk PT	181,775,948	1,343
	Surya Semesta Internusa Tbk PT	51,470,798	1,330
*	Eagle High Plantations Tbk PT	157,727,663	1,293
	Adhi Karya Persero Tbk PT	24,013,406	990
*	Salim Ivomas Pratama Tbk PT	36,373,998	801
*	Bekasi Fajar Industrial Estate Tbk PT	78,262,920	663
*	Agung Podomoro Land Tbk PT	52,479,485	423
*	Totalindo Eka Persada Tbk PT	55,609,400	190
*,§	Sigmagold Inti Perkasa Tbk PT	14,934,100	51
*	Sampoerna Agro Tbk PT	230,802	28
			1,321,030
Kuwait (0.7%)
	National Bank of Kuwait SAKP	87,227,641	228,317
	Kuwait Finance House KSCP	53,656,891	103,089
	Mobile Telecommunications Co. KSC	28,616,827	51,669
	Ahli United Bank BSC	69,060,814	42,522
	Agility Public Warehousing Co. KSC	14,139,278	29,923
	Boubyan Bank KSCP	12,189,411	21,538
	Gulf Bank KSCP	23,697,245	14,813
	Mabanee Co. SAK	7,108,096	14,091
*	Humansoft Holding Co. KSC	1,337,170	11,927
	Boubyan Petrochemicals Co. KSCP	5,062,492	8,922

* Warba Bank KSCP	12,336,279	7,897
National Industries Group Holding SAK	13,772,066	7,070
Burgan Bank SAK	9,236,639	5,457
Kuwait Projects Co. Holding KSCP	9,619,863	4,632
Kuwait International Bank KSCP	8,001,478	4,436
* Alimtiaz Investment Group KSC	10,182,693	2,906
Integrated Holding Co. KCSC	1,979,421	2,454
		561,663
Malaysia (2.4%)
Public Bank Bhd. (Local)	41,986,418	168,525
Malayan Banking Bhd.	81,314,612	147,208
Tenaga Nasional Bhd.	52,977,651	142,970
Top Glove Corp. Bhd.	22,925,230	140,425
Hartalega Holdings Bhd.	19,949,110	95,858
CIMB Group Holdings Bhd.	94,807,208	80,455
Sime Darby Plantation Bhd.	48,345,979	59,562
Petronas Chemicals Group Bhd.	38,388,412	56,172
Dialog Group Bhd.	61,857,560	55,348
IHH Healthcare Bhd.	40,194,555	51,340
DiGi.Com Bhd.	49,735,733	49,867
* Supermax Corp. Bhd.	10,987,392	48,253
Maxis Bhd.	37,235,460	46,537
IOI Corp. Bhd.	42,879,390	46,466
Axiata Group Bhd.	61,039,849	46,143
PPB Group Bhd.	9,060,060	42,171
MISC Bhd.	19,403,944	36,123
Kossan Rubber Industries Bhd.	8,646,000	36,024
Kuala Lumpur Kepong Bhd.	6,269,092	34,495
Petronas Gas Bhd.	7,726,763	30,728
Hong Leong Bank Bhd.	8,506,572	30,199
Press Metal Aluminium Holdings Bhd.	25,735,820	29,428
Genting Bhd.	31,055,824	28,179
Nestle Malaysia Bhd.	823,157	27,539
Gamuda Bhd.	30,232,417	25,464
RHB Bank Bhd.	20,961,700	24,822
Sime Darby Bhd.	47,746,736	24,543
Petronas Dagangan Bhd.	4,807,907	24,396
QL Resources Bhd.	9,672,620	22,248
Genting Malaysia Bhd.	39,581,937	21,343
HAP Seng Consolidated Bhd.	8,764,200	18,527
AMMB Holdings Bhd.	25,973,245	17,794
IJM Corp. Bhd.	43,834,934	16,588
Bursa Malaysia Bhd.	7,024,400	15,399
Malaysia Airports Holdings Bhd.	11,999,730	14,992
Inari Amertron Bhd.	29,383,600	14,901
Telekom Malaysia Bhd.	15,471,978	14,601
Westports Holdings Bhd.	14,298,701	13,240
Genting Plantations Bhd.	5,430,200	12,977
Carlsberg Brewery Malaysia Bhd.	1,956,100	11,681
YTL Corp. Bhd.	61,498,210	11,332
TIME dotCom Bhd.	4,188,900	10,787
Frontken Corp. Bhd.	12,752,900	10,647
Fraser & Neave Holdings Bhd.	1,372,900	10,528
IGB REIT	22,968,770	9,962
Hong Leong Financial Group Bhd.	3,090,041	9,861
* My EG Services Bhd.	28,783,250	9,153
Yinson Holdings Bhd.	6,166,000	9,137

Pentamaster Corp. Bhd.	5,587,100	8,473
Sunway REIT	23,015,000	8,354
Alliance Bank Malaysia Bhd.	14,998,717	7,588
Malakoff Corp. Bhd.	33,578,500	7,536
FGV Holdings Bhd.	25,898,957	7,360
Axis REIT	14,906,800	7,197
Sime Darby Property Bhd.	48,290,542	7,121
Sunway Bhd.	21,554,145	6,878
KPJ Healthcare Bhd.	32,898,600	6,107
Serba Dinamik Holdings Bhd.	14,828,738	5,722
VS Industry Bhd.	17,193,450	5,679
IOI Properties Group Bhd.	25,570,580	5,586
Berjaya Sports Toto Bhd.	11,004,598	5,461
Scientex Bhd.	2,525,900	5,433
DRB-Hicom Bhd.	11,723,800	5,294
Magnum Bhd.	10,365,500	5,211
British American Tobacco Malaysia Bhd.	1,929,034	4,886
1 Astro Malaysia Holdings Bhd.	21,222,673	3,998
Pavilion REIT	11,231,600	3,997
Malaysian Resources Corp. Bhd.	29,404,100	3,896
Syarikat Takaful Malaysia Keluarga Bhd.	3,375,300	3,843
Malaysia Building Society Bhd.	29,435,100	3,723
1 Lotte Chemical Titan Holding Bhd.	7,770,147	3,691
* Leong Hup International Bhd.	16,617,600	3,387
SP Setia Bhd Group	17,561,845	3,208
* AirAsia Group Bhd.	20,384,358	3,093
* Cahya Mata Sarawak Bhd.	7,274,600	2,973
* Sapura Energy Bhd.	126,075,622	2,864
Bermaz Auto Bhd.	8,565,500	2,850
AEON Credit Service M Bhd.	1,290,900	2,805
Sunway Construction Group Bhd.	5,869,400	2,634
Padini Holdings Bhd.	4,938,237	2,488
* Bumi Armada Bhd.	45,234,728	2,427
* Berjaya Corp. Bhd.	44,605,189	2,251
* UEM Sunrise Bhd.	22,236,000	2,241
* Velesto Energy Bhd.	50,233,127	1,678
* WCT Holdings Bhd.	11,744,599	1,303
Pos Malaysia Bhd.	4,869,000	1,137
* Muhibbah Engineering M Bhd.	4,828,400	974
* AirAsia X Bhd.	24,100,360	403
* Datasonic Group Bhd. Warrants Exp. 07/05/2023	2,475,550	342
* UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	20,487,189	290
* Serba Dinamik Holdings Bhd. Warrants Exp. 05/12/2024	4,443,960	225
* Sunway Bhd. Warrants Exp. 12/31/2024	3,268,483	181
* Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	3,624,441	98
		2,077,824
Mexico (1.9%)
America Movil SAB de CV	404,458,635	254,252
Wal-Mart de Mexico SAB de CV	69,474,637	163,049
Fomento Economico Mexicano SAB de CV	24,982,452	153,296
* Grupo Financiero Banorte SAB de CV	39,189,198	140,697
Grupo Mexico SAB de CV Class B	44,618,143	112,693
Cemex SAB de CV	205,661,617	63,025
Grupo Bimbo SAB de CV Class A	30,697,242	55,298
Grupo Elektra SAB de CV	854,997	45,786
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,756,793	38,214
Gruma SAB de CV Class B	2,879,847	33,793

	Fibra Uno Administracion SA de CV	40,232,702	32,450
*	Grupo Televisa SAB	28,991,381	32,437
	Coca-Cola Femsa SAB de CV	7,109,269	29,363
	Arca Continental SAB de CV	5,936,115	29,276
	Industrias Penoles SAB de CV	1,669,662	24,915
*	Grupo Aeroportuario del Sureste SAB de CV Class B	2,204,121	21,908
	Alfa SAB de CV Class A	40,098,111	21,693
	Orbia Advance Corp. SAB de CV	13,630,175	21,583
*	Promotora y Operadora de Infraestructura SAB de CV	2,908,079	21,349
*	Grupo Financiero Inbursa SAB de CV	29,093,321	20,903
	Infraestructura Energetica Nova SAB de CV	6,919,468	20,577
1	GMexico Transportes SAB de CV	16,626,745	19,417
*	Grupo Aeroportuario del Centro Norte SAB de CV	4,511,418	18,591
	Kimberly-Clark de Mexico SAB de CV Class A	11,265,262	18,435
	Becle SAB de CV	7,417,518	14,862
	PLA Administradora Industrial S de RL de CV	10,663,054	13,214
*	Telesites SAB de CV	17,292,267	12,929
	Bolsa Mexicana de Valores SAB de CV	6,401,875	12,922
	Grupo Carso SAB de CV	6,153,342	12,149
	Prologis Property Mexico SA de CV	6,176,127	12,094
	Megacable Holdings SAB de CV	4,063,313	12,069
1	Macquarie Mexico Real Estate Management SA de CV	10,324,547	11,890
	Corp Inmobiliaria Vesta SAB de CV	7,645,312	11,419
	La Comer SAB de CV	6,755,775	10,758
*	Genomma Lab Internacional SAB de CV Class B	10,128,651	10,695
	Grupo Cementos de Chihuahua SAB de CV	2,219,807	10,451
	Qualitas Controladora SAB de CV	2,328,152	9,406
*	Regional SAB de CV	3,192,208	8,262
*,1	Banco del Bajio SA	9,967,423	7,672
	Grupo Comercial Chedraui SA de CV	6,218,008	7,312
*	Alsea SAB de CV	7,065,817	6,877
	El Puerto de Liverpool SAB de CV	2,640,139	6,473
	Industrias Bachoco SAB de CV Class B	2,124,041	6,316
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,495,404	5,744
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
	Santander	7,800,154	5,002
*	Gentera SAB de CV	13,759,944	4,804
	Grupo Herdez SAB de CV	2,816,027	4,314
	Grupo Lala SAB de CV	7,786,265	4,219
*	Axtel SAB de CV	15,559,986	4,006
	Alpek SAB de CV	5,055,420	3,978
	Concentradora Fibra Danhos SA de CV	3,159,946	3,039
1	Nemak SAB de CV	10,255,308	2,419
*	Credito Real SAB de CV SOFOM ER	3,040,683	1,748
	Grupo Rotoplas SAB de CV	2,305,843	1,553
*	Unifin Financiera SAB de CV	1,860,057	1,503
*	Hoteles City Express SAB de CV	4,907,370	1,204
*	Consorcio ARA SAB de CV	9,183,102	1,118
*	Promotora y Operadora de Infraestructura SAB de CV Class L	197,215	966
*,§	Empresas ICA SAB de CV	104,678	7
			1,636,394
Pakistan (0.1%)
	Lucky Cement Ltd.	2,449,806	8,546
	Engro Corp. Ltd.	4,266,916	7,993
	MCB Bank Ltd.	6,736,740	7,178
	Habib Bank Ltd.	9,179,432	6,760
*	Hub Power Co. Ltd.	13,713,797	6,648

Oil & Gas Development Co. Ltd.	8,901,889	6,111
Fauji Fertilizer Co. Ltd.	8,789,115	5,843
Pakistan Petroleum Ltd.	9,122,637	5,428
Pakistan State Oil Co. Ltd.	4,588,218	4,965
Pakistan Oilfields Ltd.	1,777,235	4,334
Bank Alfalah Ltd.	19,177,387	4,324
Engro Fertilizers Ltd.	7,785,721	3,107
United Bank Ltd.	4,186,912	2,870
DG Khan Cement Co. Ltd.	3,108,070	1,959
Searle Co. Ltd.	1,249,292	1,876
* SUI Northern Gas Pipeline	5,506,800	1,835
Nishat Mills Ltd.	2,814,900	1,632
* National Bank of Pakistan	7,587,700	1,390
* SUI Southern Gas Co. Ltd.	13,332,400	1,142
Kot Addu Power Co. Ltd.	7,660,721	1,133
Fauji Cement Co. Ltd.	7,356,901	928
Millat Tractors Ltd.	138,516	710
Pakistan Telecommunication Co. Ltd.	5,517,500	286
		86,998
Peru (0.0%)
Cia de Minas Buenaventura SAA ADR	2,700,282	32,026
§ Cia de Minas Buenaventura SAA	170,632	1,400
		33,426
Philippines (0.9%)
SM Investments Corp.	6,521,592	119,072
SM Prime Holdings Inc.	122,326,178	75,009
Ayala Land Inc.	106,694,427	72,358
Ayala Corp.	4,422,425	65,713
JG Summit Holdings Inc.	38,796,541	49,414
BDO Unibank Inc.	26,521,219	47,429
PLDT Inc.	1,237,064	33,501
Bank of the Philippine Islands	24,063,028	33,416
Universal Robina Corp.	11,926,711	29,785
International Container Terminal Services Inc.	14,499,521	28,466
Manila Electric Co.	3,545,973	19,144
Metropolitan Bank & Trust Co.	24,308,985	16,978
Globe Telecom Inc.	397,517	16,682
Jollibee Foods Corp.	5,543,569	15,249
Puregold Price Club Inc.	13,233,992	12,919
Metro Pacific Investments Corp.	190,894,579	12,169
GT Capital Holdings Inc.	1,337,592	11,999
San Miguel Food and Beverage Inc.	8,882,400	11,737
Security Bank Corp.	6,106,174	11,467
Aboitiz Power Corp.	21,138,029	11,058
Robinsons Retail Holdings Inc.	8,482,201	10,641
San Miguel Corp.	4,875,770	9,844
* Megaworld Corp.	156,876,303	9,598
Robinsons Land Corp.	27,219,507	8,551
* Alliance Global Group Inc.	53,161,167	6,177
Bloomberry Resorts Corp.	45,980,449	5,934
Wilcon Depot Inc.	19,050,100	5,793
LT Group Inc.	37,722,750	5,780
First Gen Corp.	9,513,946	5,231
Manila Water Co. Inc.	15,509,628	4,049
Century Pacific Food Inc.	13,546,587	3,996
DMCI Holdings Inc.	54,780,197	3,974

	Semirara Mining & Power Corp.	17,065,928	3,463
	Vista Land & Lifescapes Inc.	53,845,600	3,421
*	D&L Industries Inc.	28,594,290	2,681
	Filinvest Land Inc.	135,695,351	2,405
	Nickel Asia Corp.	40,091,703	2,121
*	Cebu Air Inc.	2,539,953	1,949
*,1	CEMEX Holdings Philippines Inc.	80,382,544	1,458
*,§	Altus Property Ventures Inc.	583,628	170
			790,801
Poland (0.0%)
*,§	getBACK SA	245,053	245

Qatar (0.9%)
	Qatar National Bank QPSC	60,275,544	300,156
	Qatar Islamic Bank SAQ	15,715,238	69,615
	Industries Qatar QSC	27,112,576	58,178
	Masraf Al Rayan QSC	49,791,038	54,072
	Mesaieed Petrochemical Holding Co.	58,800,356	33,507
	Qatar Electricity & Water Co. QSC	6,834,888	31,883
	Commercial Bank PSQC	26,993,878	30,533
	Qatar Fuel QSC	6,597,852	29,385
	Qatar Gas Transport Co. Ltd.	36,741,315	28,352
	Qatar International Islamic Bank QSC	10,069,761	22,707
	Barwa Real Estate Co.	25,942,456	22,496
	Ooredoo QPSC	11,281,535	20,894
*	Doha Bank QPSC	20,659,761	13,517
	Qatar Insurance Co. SAQ	21,632,673	11,827
	Qatar Aluminum Manufacturing Co.	37,164,095	8,580
*	Ezdan Holding Group QSC	21,207,557	8,005
	Vodafone Qatar QSC	22,583,175	7,920
	United Development Co. QSC	24,057,420	7,610
	Al Meera Consumer Goods Co. QSC	1,302,346	6,839
*	Gulf International Services QSC	12,163,351	5,607
	Medicare Group	1,907,307	3,833
			775,516
Russia (2.9%)
*	Sberbank of Russia PJSC	139,292,432	417,082
	Lukoil PJSC	5,615,669	385,601
	Gazprom PJSC	142,898,419	351,445
	Novatek PJSC	8,894,452	131,344
^	Tatneft PJSC ADR	2,192,549	97,589
	MMC Norilsk Nickel PJSC ADR	3,594,000	93,882
	MMC Norilsk Nickel PJSC	335,127	88,757
	Novatek PJSC GDR	542,207	78,998
	Polyus PJSC GDR	527,371	60,302
	Tatneft PJSC	8,058,032	60,115
	Surgutneftegas OAO Preference Shares	106,899,923	53,950
	Magnit PJSC (XLON)	3,604,105	53,399
	Mobile TeleSystems PJSC ADR	6,011,232	53,260
	Rosneft Oil Co. PJSC GDR	9,320,161	44,209
*	AK Transneft OAO Preference Shares	21,222	38,598
	Inter RAO UES PJSC	483,443,670	37,730
*	VTB Bank PJSC	69,384,223,072	36,134
	Moscow Exchange MICEX-RTS PJSC	19,622,358	35,284
^	Surgutneftegas PJSC ADR	6,663,290	32,986
	Rosneft Oil Co. PJSC	6,509,515	31,386

Alrosa PJSC	33,540,460	30,938
Severstal PAO	2,397,905	29,429
Polyus PJSC	113,061	25,794
Novolipetsk Steel PJSC GDR	1,197,754	23,198
* Rostelecom PJSC	14,296,988	17,343
PhosAgro PJSC GDR	1,451,373	17,151
* RusHydro PJSC	1,558,410,418	15,987
Surgutneftegas PJSC	27,440,849	13,796
Magnitogorsk Iron & Steel Works PJSC	24,328,084	13,135
Magnit PJSC (MISX)	206,717	12,722
Sistema PJSFC GDR	1,934,593	10,005
Federal Grid Co. Unified Energy System PJSC	3,703,264,717	9,935
1 Detsky Mir PJSC	5,924,990	9,335
Rosseti PJSC	409,467,584	8,812
* Aeroflot PJSC	7,170,159	7,997
Tatneft PAO Preference Shares	877,960	6,385
Unipro PJSC	153,995,198	5,885
Bashneft PJSC	196,920	4,604
Novolipetsk Steel PJSC	2,115,827	4,156
LSR Group PJSC Class A	418,772	4,148
Mosenergo PJSC	115,677,234	3,391
* RussNeft PJSC	501,571	3,338
OGK-2 PJSC	302,841,880	3,073
Raspadskaya OJSC	1,969,484	2,820
Lenenergo PJSC Preference Shares	1,372,446	2,783
* Mechel PJSC	2,989,465	2,662
Severstal PAO GDR	206,805	2,519
* Tmk PJSC (OOTC)	758,639	2,269
M.Video PJSC	331,881	1,926
TGC-1 PJSC	10,414,590,345	1,702
Enel Russia PJSC	119,213,000	1,529
* Tmk PJSC (MISX)	1,072,670	874
Mechel PJSC Preference Shares	728,193	831
* Mechel PJSC ADR	164,675	280
Bashneft PAO Preference Shares	1,006	18
		2,482,821
Saudi Arabia (2.7%)
Saudi Basic Industries Corp.	12,218,965	289,196
Al Rajhi Bank	16,640,899	261,536
Saudi Telecom Co.	8,149,246	212,117
1 Saudi Arabian Oil Co.	21,037,368	184,744
National Commercial Bank	18,377,332	177,770
Samba Financial Group	13,310,815	91,687
Riyad Bank	19,965,814	90,183
Banque Saudi Fransi	7,983,153	63,810
Saudi Arabian Fertilizer Co.	2,717,468	56,598
* Saudi Arabian Mining Co.	5,516,106	53,582
* Alinma Bank	13,316,370	51,811
Almarai Co. JSC	3,417,247	48,832
Arab National Bank	8,734,672	45,315
Saudi Electricity Co.	10,616,978	44,224
Savola Group	3,551,586	43,902
Yanbu National Petrochemical Co.	3,147,202	43,549
* Etihad Etisalat Co.	5,150,478	37,092
Jarir Marketing Co.	799,071	32,698
Bank AlBilad	4,999,902	31,283
* Bupa Arabia for Cooperative Insurance Co.	844,962	26,708

* Saudi Kayan Petrochemical Co.	9,970,712	21,552
Advanced Petrochemical Co.	1,432,532	19,524
Abdullah Al Othaim Markets Co.	599,528	19,150
Sahara International Petrochemical Co.	4,868,121	18,771
Mouwasat Medical Services Co.	638,431	18,661
* Co for Cooperative Insurance	833,716	18,073
Bank Al-Jazira	5,475,427	17,403
Southern Province Cement Co.	937,357	16,405
Saudi Cement Co.	1,014,990	15,209
Saudi Industrial Investment Group	2,988,952	14,622
Arabian Centres Co. Ltd.	2,232,048	14,233
* Dar Al Arkan Real Estate Development Co.	7,171,914	13,862
* National Industrialization Co.	4,415,342	12,200
* Mobile Telecommunications Co. Saudi Arabia	3,924,259	11,872
Saudi Airlines Catering Co.	513,205	11,265
* Emaar Economic City	5,656,596	10,717
Qassim Cement Co.	599,709	10,687
* Rabigh Refining & Petrochemical Co.	3,089,399	10,468
National Petrochemical Co.	1,624,915	10,415
Saudia Dairy & Foodstuff Co.	213,549	10,031
Saudi Ground Services Co.	1,205,702	9,389
Yanbu Cement Co.	1,046,412	8,729
* Seera Group Holding	1,972,456	8,716
Yamama Cement Co.	1,352,292	8,639
* Saudi Research & Marketing Group	441,532	6,942
Aldrees Petroleum and Transport Services Co.	429,685	6,756
Saudi Pharmaceutical Industries & Medical Appliances Corp.	795,074	6,661
United Electronics Co.	400,597	6,091
Dallah Healthcare Co.	406,145	5,839
* City Cement Co.	1,261,352	5,839
* Al Hammadi Co. for Development and Investment	792,676	5,496
* National Agriculture Development Co.	681,761	5,454
Arabian Cement Co.	665,600	5,288
Eastern Province Cement Co.	574,058	5,252
Arriyadh Development Co.	1,186,672	4,816
* Fawaz Abdulaziz Al Hokair & Co.	878,882	4,468
Leejam Sports Co. JSC	280,053	4,276
Dur Hospitality Co.	599,871	4,172
* Saudi Real Estate Co.	1,168,835	4,153
* Middle East Healthcare Co.	471,524	4,153
United International Transportation Co.	476,695	4,132
* Saudi Ceramic Co.	401,444	4,049
National Gas & Industrialization Co.	498,748	3,794
* Saudi Chemical Co. Holding	550,457	3,640
* Najran Cement Co.	1,127,005	3,569
National Medical Care Co.	291,601	3,549
* Saudi Public Transport Co.	837,958	3,467
* Northern Region Cement Co.	1,204,530	3,240
Herfy Food Services Co.	266,997	3,168
* Mediterranean & Gulf Insurance & Reinsurance Co.	445,084	2,746
* Astra Industrial Group	491,756	2,661
* Aseer Trading Tourism & Manufacturing Co.	802,415	2,391
* Hail Cement Co.	657,672	2,337
* Al Jouf Cement Co.	935,666	2,283
* Tabuk Cement Co.	597,159	2,127
* Zamil Industrial Investment Co.	423,649	1,838
* Methanol Chemicals Co.	712,261	1,423

* Abdul Mohsen Al-Hokair Tourism and Development Co.	357,630	1,347
* Bawan Co.	347,054	1,268
		2,355,915
South Africa (3.9%)
Naspers Ltd.	5,737,340	1,043,916
AngloGold Ashanti Ltd.	5,656,162	184,526
Gold Fields Ltd.	11,763,496	155,562
FirstRand Ltd.	62,781,779	142,989
Standard Bank Group Ltd.	17,337,823	110,267
^ Impala Platinum Holdings Ltd.	9,997,769	89,250
MTN Group Ltd.	24,414,373	85,395
Sanlam Ltd.	23,751,497	84,054
* Sibanye Stillwater Ltd.	29,504,031	83,461
Bid Corp. Ltd.	4,493,952	74,122
Anglo American Platinum Ltd.	833,556	63,986
* Sasol Ltd.	7,549,365	61,026
Vodacom Group Ltd.	8,074,466	60,589
Absa Group Ltd.	9,788,860	45,367
Clicks Group Ltd.	3,213,912	42,890
Old Mutual Ltd.	62,199,267	41,766
Shoprite Holdings Ltd.	6,645,810	40,600
* Harmony Gold Mining Co. Ltd.	6,238,024	40,292
* Aspen Pharmacare Holdings Ltd.	5,188,719	40,141
Capitec Bank Holdings Ltd.	725,372	37,532
Remgro Ltd.	6,953,594	37,495
* Northam Platinum Ltd.	4,686,743	36,995
* MultiChoice Group	5,986,563	36,889
Bidvest Group Ltd.	4,577,509	35,334
Discovery Ltd.	4,922,879	32,012
Growthpoint Properties Ltd.	40,064,814	31,212
Nedbank Group Ltd.	4,745,030	29,122
Exxaro Resources Ltd.	3,442,567	27,157
NEPI Rockcastle plc	5,015,067	25,994
Mr Price Group Ltd.	3,489,222	25,804
SPAR Group Ltd.	2,589,441	24,947
Kumba Iron Ore Ltd.	732,323	23,682
Tiger Brands Ltd.	2,232,107	22,986
Woolworths Holdings Ltd.	11,680,466	21,603
PSG Group Ltd.	2,227,239	19,927
Rand Merchant Investment Holdings Ltd.	10,249,208	19,029
Life Healthcare Group Holdings Ltd.	18,482,196	18,861
AVI Ltd.	4,198,761	17,309
African Rainbow Minerals Ltd.	1,433,799	16,370
Netcare Ltd.	19,374,834	15,426
Redefine Properties Ltd.	76,529,262	14,379
Momentum Metropolitan Holdings	13,496,862	13,132
Foschini Group Ltd.	3,166,654	12,992
Pick n Pay Stores Ltd.	4,704,890	12,318
Resilient REIT Ltd.	4,298,420	11,020
* Sappi Ltd.	7,586,629	10,887
Truworths International Ltd.	5,678,023	10,883
Fortress REIT Ltd. Class A	14,656,103	10,545
Barloworld Ltd.	2,673,884	10,314
Santam Ltd.	574,038	8,896
^ DRDGOLD Ltd.	5,662,087	8,425
Investec Ltd.	4,111,893	8,049
Coronation Fund Managers Ltd.	3,451,282	7,923

	JSE Ltd.	1,123,986	7,627
	AECI Ltd.	1,464,733	7,401
*	Transaction Capital Ltd.	6,678,012	7,138
	Telkom SA SOC Ltd.	3,931,900	6,704
	Equites Property Fund Ltd.	6,742,134	6,534
	Liberty Holdings Ltd.	1,609,787	6,522
*	Ninety One Ltd.	2,186,601	6,358
1	Pepkor Holdings Ltd.	9,466,805	5,518
*	Super Group Ltd.	4,867,635	5,392
1	Dis-Chem Pharmacies Ltd.	5,297,101	5,350
	KAP Industrial Holdings Ltd.	34,428,665	5,208
	Imperial Logistics Ltd.	2,475,568	4,816
	Distell Group Holdings Ltd.	1,087,722	4,325
	Astral Foods Ltd.	521,204	4,195
	Vukile Property Fund Ltd.	11,939,565	4,093
	Investec Property Fund Ltd.	7,527,582	4,040
	Wilson Bayly Holmes-Ovcon Ltd.	615,686	4,028
	Reunert Ltd.	2,203,363	4,009
	Hyprop Investments Ltd.	3,430,367	3,990
	Allied Electronics Corp. Ltd.	3,383,202	3,974
	MAS Real Estate Inc.	5,602,006	3,760
	Motus Holdings Ltd.	2,223,680	3,680
*	Omnia Holdings Ltd.	2,223,048	3,545
	Raubex Group Ltd.	2,286,937	3,380
*,^	Steinhoff International Holdings NV (XJSE)	56,911,386	3,340
	Epp NV	6,202,151	3,310
*	DataTec Ltd.	2,421,219	3,196
	Advtech Ltd.	7,329,448	3,181
	Peregrine Holdings Ltd.	2,359,283	2,781
*	Metair Investments Ltd.	2,614,217	2,774
	Cashbuild Ltd.	297,249	2,772
	Fortress REIT Ltd. Class B	18,331,336	2,646
	Famous Brands Ltd.	1,060,005	2,610
	SA Corporate Real Estate Ltd.	34,506,381	2,526
	Attacq Ltd.	9,796,107	2,369
	Emira Property Fund Ltd.	5,597,714	2,104
*	Foschini Group Ltd. Rights Exp. 08/07/2020	1,266,661	2,030
*	Long4Life Ltd.	10,663,095	1,933
	Adcock Ingram Holdings Ltd.	743,456	1,908
	Zeder Investments Ltd.	13,001,432	1,853
*,^	Brait SE	10,744,448	1,736
^	Alexander Forbes Group Holdings Ltd.	8,424,381	1,598
	Hudaco Industries Ltd.	383,847	1,582
*	Massmart Holdings Ltd.	1,360,236	1,562
	RMB Holdings Ltd.	17,457,908	1,390
*	Blue Label Telecoms Ltd.	8,442,071	1,357
	Tsogo Sun Gaming Ltd.	7,199,183	1,355
	Curro Holdings Ltd.	2,430,492	1,264
	Grindrod Ltd.	5,814,882	1,252
	Murray & Roberts Holdings Ltd.	2,884,398	973
	Lewis Group Ltd.	1,085,280	886
*	Tsogo Sun Hotels Ltd.	8,352,826	882
*	PPC Ltd.	19,056,366	865
	Hosken Consolidated Investments Ltd.	622,421	865
*	Sun International Ltd./South Africa	1,504,511	856
*	Nampak Ltd.	8,911,308	612
*,^	EOH Holdings Ltd.	1,850,183	529

City Lodge Hotels Ltd.	486,498	455
* Steinhoff International Holdings NV (XETR)	1,075,902	63
* Sun International Ltd./South Africa Rights Exp. 08/07/2020	1,399,345	10
		3,368,660
Taiwan (16.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	218,877,785	3,185,460
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	21,808,485	1,720,471
MediaTek Inc.	20,094,630	479,821
Hon Hai Precision Industry Co. Ltd.	162,063,761	433,136
Delta Electronics Inc.	29,335,356	200,521
Largan Precision Co. Ltd.	1,393,076	181,780
Formosa Plastics Corp.	66,103,057	177,037
CTBC Financial Holding Co. Ltd.	246,311,062	163,118
Mega Financial Holding Co. Ltd.	147,608,503	162,953
Nan Ya Plastics Corp.	76,645,819	159,831
Uni-President Enterprises Corp.	64,993,868	158,628
Cathay Financial Holding Co. Ltd.	112,075,826	151,507
E.Sun Financial Holding Co. Ltd.	161,888,929	149,797
Fubon Financial Holding Co. Ltd.	99,673,474	141,954
ASE Technology Holding Co. Ltd.	46,069,723	118,029
China Steel Corp.	167,146,308	113,076
Chunghwa Telecom Co. Ltd.	29,413,663	109,923
First Financial Holding Co. Ltd.	133,322,939	107,438
Formosa Chemicals & Fibre Corp.	46,464,449	106,899
* Quanta Computer Inc.	36,068,200	100,773
Taiwan Cement Corp.	65,430,176	100,502
Hotai Motor Co. Ltd.	4,330,154	99,035
Yuanta Financial Holding Co. Ltd.	151,635,779	93,298
Taiwan Cooperative Financial Holding Co. Ltd.	126,573,533	92,448
Hua Nan Financial Holdings Co. Ltd.	122,999,475	84,360
Realtek Semiconductor Corp.	6,430,959	82,047
Yageo Corp.	6,166,169	81,879
Chunghwa Telecom Co. Ltd. ADR	2,193,136	80,883
Taiwan Mobile Co. Ltd.	22,194,941	79,526
Novatek Microelectronics Corp.	7,735,560	76,682
Catcher Technology Co. Ltd.	10,015,956	73,954
* President Chain Store Corp.	7,597,449	72,572
Chailease Holding Co. Ltd.	17,177,092	71,886
Asustek Computer Inc.	9,553,937	70,464
Shanghai Commercial & Savings Bank Ltd.	44,424,350	64,195
Taishin Financial Holding Co. Ltd.	137,515,309	62,671
United Microelectronics Corp.	80,626,270	61,139
Win Semiconductors Corp.	5,462,519	58,906
Advantech Co. Ltd.	5,571,360	58,634
Pegatron Corp.	27,169,213	56,997
Accton Technology Corp.	7,196,610	56,378
China Development Financial Holding Corp.	189,103,653	55,776
Chang Hwa Commercial Bank Ltd.	84,850,879	55,006
Formosa Petrochemical Corp.	18,627,977	51,920
SinoPac Financial Holdings Co. Ltd.	142,468,618	51,788
United Microelectronics Corp. ADR	13,574,058	50,224
Silergy Corp.	822,890	49,366
Lite-On Technology Corp.	28,719,084	48,587
* Shin Kong Financial Holding Co. Ltd.	161,662,214	46,979
Far EasTone Telecommunications Co. Ltd.	21,735,035	46,828
Far Eastern New Century Corp.	53,335,963	46,641
Wistron Corp.	37,974,535	44,494

Asia Cement Corp.	31,566,510	43,030
Giant Manufacturing Co. Ltd.	4,056,423	42,715
Airtac International Group	2,007,581	42,114
Micro-Star International Co. Ltd.	9,294,200	41,348
Globalwafers Co. Ltd.	2,873,810	41,138
Parade Technologies Ltd.	934,290	40,669
Walsin Technology Corp.	6,593,521	39,504
Vanguard International Semiconductor Corp.	12,132,640	39,326
Unimicron Technology Corp.	17,416,979	38,263
Zhen Ding Technology Holding Ltd.	8,000,710	36,884
Hiwin Technologies Corp.	3,439,949	36,280
Compal Electronics Inc.	55,733,900	35,397
Inventec Corp.	41,066,966	34,977
Pou Chen Corp.	36,120,021	32,746
Innolux Corp.	113,960,372	32,277
Powertech Technology Inc.	9,595,550	32,056
Taiwan High Speed Rail Corp.	28,137,912	32,034
Eclat Textile Co. Ltd.	2,697,209	31,880
Merida Industry Co. Ltd.	3,341,526	30,832
Wiwynn Corp.	1,137,280	30,492
* Feng TAY Enterprise Co. Ltd.	4,990,110	29,889
Chroma ATE Inc.	5,309,280	29,835
* AU Optronics Corp.	87,398,549	29,773
Tripod Technology Corp.	6,701,040	29,088
ASMedia Technology Inc.	457,857	28,970
Cheng Shin Rubber Industry Co. Ltd.	24,820,095	28,791
Foxconn Technology Co. Ltd.	14,919,663	27,641
Synnex Technology International Corp.	18,342,800	27,399
China Life Insurance Co. Ltd.	39,464,282	27,371
WPG Holdings Ltd.	20,058,720	27,286
Acer Inc.	38,779,897	26,790
Genius Electronic Optical Co. Ltd.	1,129,299	26,117
Simplo Technology Co. Ltd.	2,346,310	26,079
Macronix International	24,012,737	25,947
Radiant Opto-Electronics Corp.	5,965,751	25,506
Compeq Manufacturing Co. Ltd.	14,939,760	24,765
Chicony Electronics Co. Ltd.	8,129,458	24,079
Sino-American Silicon Products Inc.	7,184,742	23,986
Taiwan Business Bank	67,233,544	23,193
Elite Material Co. Ltd.	3,812,156	23,038
Nanya Technology Corp.	11,058,878	22,884
Teco Electric and Machinery Co. Ltd.	24,012,320	22,319
Phison Electronics Corp.	2,150,080	21,571
Poya International Co. Ltd.	1,018,233	21,382
ITEQ Corp.	4,514,445	20,614
* Epistar Corp.	13,311,530	20,608
Nien Made Enterprise Co. Ltd.	1,873,560	20,571
Elan Microelectronics Corp.	3,798,870	20,415
Walsin Lihwa Corp.	41,490,405	20,299
Voltronic Power Technology Corp.	661,252	20,146
FLEXium Interconnect Inc.	4,087,990	19,793
Gigabyte Technology Co. Ltd.	6,637,850	19,017
Taiwan Fertilizer Co. Ltd.	9,810,186	18,702
ASPEED Technology Inc.	458,010	18,275
Taiwan Surface Mounting Technology Corp.	3,960,110	18,216
King Yuan Electronics Co. Ltd.	14,956,280	18,104
Winbond Electronics Corp.	40,048,452	17,919

Ruentex Development Co. Ltd.	10,196,180	17,675
Highwealth Construction Corp.	12,006,656	17,538
eMemory Technology Inc.	932,100	17,429
Lien Hwa Industrial Holdings Corp.	10,814,554	17,328
International Games System Co. Ltd.	664,300	17,019
E Ink Holdings Inc.	12,074,440	16,866
Chipbond Technology Corp.	8,137,130	16,612
Sinbon Electronics Co. Ltd.	2,782,475	16,541
* Tatung Co. Ltd.	29,418,520	16,049
King's Town Bank Co. Ltd.	12,986,340	15,908
Makalot Industrial Co. Ltd.	2,512,266	15,494
Taiwan Union Technology Corp.	3,308,052	15,332
United Integrated Services Co. Ltd.	2,073,800	14,553
Nan Kang Rubber Tire Co. Ltd.	9,395,390	14,524
Eternal Materials Co. Ltd.	13,714,630	14,493
Lotes Co. Ltd.	930,748	14,299
Formosa Taffeta Co. Ltd.	13,799,632	14,233
IBF Financial Holdings Co. Ltd.	36,404,424	14,107
Merry Electronics Co. Ltd.	2,577,901	14,002
Taichung Commercial Bank Co. Ltd.	34,302,800	13,700
TCI Co. Ltd.	1,411,549	13,638
Great Wall Enterprise Co. Ltd.	8,604,599	13,548
momo.com Inc.	601,000	13,339
Tong Hsing Electronic Industries Ltd.	2,659,710	12,767
Standard Foods Corp.	6,081,603	12,723
General Interface Solution Holding Ltd.	2,701,070	12,689
* Microbio Co. Ltd.	5,015,000	12,521
Ruentex Industries Ltd.	5,688,591	12,460
Mitac Holdings Corp.	12,311,901	12,425
* Evergreen Marine Corp. Taiwan Ltd.	32,829,897	12,323
* Jentech Precision Industrial Co. Ltd.	1,118,570	12,171
Capital Securities Corp.	29,603,773	12,021
* Alchip Technologies Ltd.	585,463	11,978
Far Eastern Department Stores Ltd.	14,609,878	11,745
Eva Airways Corp.	31,532,760	11,692
Global Unichip Corp.	1,168,960	11,621
TA Chen Stainless Pipe	14,089,873	11,200
Taiwan Secom Co. Ltd.	3,811,876	11,191
CTCI Corp.	9,299,510	11,084
Bizlink Holding Inc.	1,620,128	10,816
* AU Optronics Corp. ADR	3,201,010	10,659
Far Eastern International Bank	28,253,369	10,609
Qisda Corp.	18,562,620	10,598
Goldsun Building Materials Co. Ltd.	17,905,140	10,235
* China Petrochemical Development Corp.	36,785,730	10,157
Cheng Loong Corp.	12,814,230	10,154
* PharmaEssentia Corp.	2,497,091	9,886
Pixart Imaging Inc.	1,451,680	9,882
HTC Corp.	9,660,301	9,852
King Slide Works Co. Ltd.	849,000	9,799
Nan Ya Printed Circuit Board Corp.	2,849,521	9,717
TXC Corp.	3,760,630	9,652
Kinsus Interconnect Technology Corp.	3,624,530	9,543
Advanced Ceramic X Corp.	683,105	9,532
* Yulon Motor Co. Ltd.	11,753,544	9,522
* China Airlines Ltd.	34,881,146	9,515
Shin Zu Shing Co. Ltd.	1,790,000	9,419

* XinTec Inc.	2,182,225	9,344
Center Laboratories Inc.	3,650,017	9,329
Hota Industrial Manufacturing Co. Ltd.	2,839,962	9,226
Clevo Co.	8,133,000	9,139
Huaku Development Co. Ltd.	3,149,200	9,136
Grape King Bio Ltd.	1,437,529	9,134
* United Renewable Energy Co. Ltd.	28,963,470	8,931
Tung Ho Steel Enterprise Corp.	11,085,660	8,926
Chilisin Electronics Corp.	2,770,851	8,881
Fusheng Precision Co. Ltd.	1,592,920	8,862
ChipMOS Technologies Inc.	7,912,148	8,612
Sercomm Corp.	3,165,600	8,540
Transcend Information Inc.	3,787,069	8,514
LandMark Optoelectronics Corp.	945,470	8,475
Wistron NeWeb Corp.	3,839,787	8,444
YFY Inc.	18,052,703	8,426
Chong Hong Construction Co. Ltd.	2,691,000	8,223
Wafer Works Corp.	6,394,281	8,121
Sunny Friend Environmental Technology Co. Ltd.	896,000	7,961
Topco Scientific Co. Ltd.	2,006,342	7,949
* TPK Holding Co. Ltd.	4,413,288	7,831
* Taiwan Glass Industry Corp.	22,376,290	7,722
* TaiMed Biologics Inc.	2,576,090	7,692
Tong Yang Industry Co. Ltd.	6,413,350	7,571
* HannStar Display Corp.	31,916,193	7,516
Ardentec Corp.	6,256,522	7,483
Shinkong Synthetic Fibers Corp.	19,599,400	7,460
Cheng Uei Precision Industry Co. Ltd.	5,448,673	7,404
Jih Sun Financial Holdings Co. Ltd.	20,387,508	7,368
Sporton International Inc.	863,459	7,340
Charoen Pokphand Enterprise	3,187,676	7,306
Visual Photonics Epitaxy Co. Ltd.	2,456,960	7,264
* Taiwan Paiho Ltd.	3,291,140	7,255
International CSRC Investment Holdings Co.	11,423,270	7,218
* OBI Pharma Inc.	1,779,917	7,154
AURAS Technology Co. Ltd.	919,000	7,133
* Yulon Finance Corp.	1,977,500	7,096
Foxsemicon Integrated Technology Inc.	996,642	7,029
Sigurd Microelectronics Corp.	4,716,546	7,018
* President Securities Corp.	12,460,183	6,977
China Steel Chemical Corp.	2,053,000	6,905
Taiwan Hon Chuan Enterprise Co. Ltd.	3,778,650	6,901
Chunghwa Precision Test Tech Co. Ltd.	240,153	6,878
Getac Technology Corp.	4,768,420	6,847
* TaiDoc Technology Corp.	794,000	6,841
Mercuries & Associates Holding Ltd.	6,702,568	6,753
Coretronic Corp.	5,550,900	6,733
TTY Biopharm Co. Ltd.	2,804,160	6,728
Asia Optical Co. Inc.	2,846,260	6,719
Everlight Electronics Co. Ltd.	5,389,410	6,696
WT Microelectronics Co. Ltd.	4,641,651	6,654
Sitronix Technology Corp.	1,291,070	6,626
* Unitech Printed Circuit Board Corp.	7,653,880	6,617
Greatek Electronics Inc.	3,704,000	6,610
Holy Stone Enterprise Co. Ltd.	1,783,793	6,575
St. Shine Optical Co. Ltd.	620,000	6,556
Taiwan Cogeneration Corp.	4,870,850	6,540

Run Long Construction Co. Ltd.	2,803,000	6,426
* Gold Circuit Electronics Ltd.	4,644,090	6,371
* Via Technologies Inc.	4,802,620	6,341
Advanced Wireless Semiconductor Co.	1,894,266	6,284
Brighton-Best International Taiwan Inc.	7,045,000	6,255
Sanyang Motor Co. Ltd.	8,711,330	6,210
Primax Electronics Ltd.	4,303,940	6,157
* Wan Hai Lines Ltd.	10,066,460	5,983
Lung Yen Life Service Corp.	2,978,000	5,980
Kinpo Electronics	17,813,670	5,971
* Ennoconn Corp.	664,021	5,937
Nantex Industry Co. Ltd.	4,874,000	5,928
Farglory Land Development Co. Ltd.	4,080,550	5,921
* Egis Technology Inc.	871,100	5,786
Arcadyan Technology Corp.	2,179,219	5,751
Hannstar Board Corp.	4,013,685	5,729
Tainan Spinning Co. Ltd.	15,056,000	5,652
Asia Vital Components Co. Ltd.	3,496,890	5,643
Cleanaway Co. Ltd.	1,065,000	5,621
Longchen Paper & Packaging Co. Ltd.	11,190,488	5,615
Taiwan FamilyMart Co. Ltd./Taiwan	637,000	5,591
Systex Corp.	2,013,000	5,569
Cathay Real Estate Development Co. Ltd.	8,737,984	5,562
Kindom Development Co. Ltd.	4,546,000	5,498
A-DATA Technology Co. Ltd.	2,657,000	5,495
U-Ming Marine Transport Corp.	5,781,108	5,476
Chicony Power Technology Co. Ltd.	2,364,000	5,460
* Grand Pacific Petrochemical	11,486,304	5,434
* Career Technology MFG. Co. Ltd.	5,077,178	5,339
* Mercuries Life Insurance Co. Ltd.	16,190,350	5,235
Oriental Union Chemical Corp.	9,835,582	5,190
Fulgent Sun International Holding Co. Ltd.	1,396,000	5,127
TSRC Corp.	9,640,940	5,090
Prince Housing & Development Corp.	15,201,270	5,076
* Asia Pacific Telecom Co. Ltd.	19,927,352	4,987
Yieh Phui Enterprise Co. Ltd.	17,573,928	4,979
Dynapack International Technology Corp.	1,746,000	4,971
Rexon Industrial Corp. Ltd.	1,806,000	4,968
Taiwan TEA Corp.	8,730,000	4,963
Sunonwealth Electric Machine Industry Co. Ltd.	2,617,000	4,952
Topkey Corp.	898,000	4,912
PChome Online Inc.	1,198,873	4,899
Supreme Electronics Co. Ltd.	4,806,790	4,871
Chung-Hsin Electric & Machinery Manufacturing Corp.	4,606,000	4,814
D-Link Corp.	8,020,000	4,811
Test Research Inc.	2,557,660	4,726
* Innodisk Corp.	760,000	4,721
China Motor Corp.	3,556,844	4,706
* Chlitina Holding Ltd.	661,000	4,696
USI Corp.	11,919,861	4,679
Wisdom Marine Lines Co. Ltd.	6,295,155	4,647
Aten International Co. Ltd.	1,618,740	4,636
Adlink Technology Inc.	1,932,895	4,601
* Federal Corp.	5,954,040	4,580
BES Engineering Corp.	17,815,000	4,544
Wah Lee Industrial Corp.	2,429,210	4,536
Soft-World International Corp.	1,305,000	4,504

YungShin Global Holding Corp.	2,884,000	4,500
* Roo Hsing Co. Ltd.	9,110,000	4,458
Holtek Semiconductor Inc.	1,788,483	4,426
Taiwan Sakura Corp.	2,557,000	4,403
* Nan Pao Resins Chemical Co. Ltd.	932,000	4,382
Global Mixed Mode Technology Inc.	824,000	4,378
Cub Elecparts Inc.	1,063,008	4,371
Pan Jit International Inc.	4,365,740	4,368
FocalTech Systems Co. Ltd.	3,453,000	4,354
Faraday Technology Corp.	2,644,000	4,243
Elite Semiconductor Microelectronics Technology Inc.	3,092,000	4,224
Casetek Holdings Ltd.	1,752,364	4,160
Chaun-Choung Technology Corp.	480,000	4,136
Alpha Networks Inc.	4,875,000	4,134
AcBel Polytech Inc.	5,365,000	4,127
* Lextar Electronics Corp.	4,994,663	4,113
Kung Long Batteries Industrial Co. Ltd.	797,000	4,100
Taiwan PCB Techvest Co. Ltd.	3,237,000	4,070
Formosa International Hotels Corp.	868,000	4,048
ScinoPharm Taiwan Ltd.	3,739,576	4,039
Chin-Poon Industrial Co. Ltd.	4,581,890	4,023
Elite Advanced Laser Corp.	1,666,349	3,983
Machvision Inc.	416,306	3,938
* Medigen Biotechnology Corp.	1,470,000	3,907
Syncmold Enterprise Corp.	1,417,500	3,840
Hung Sheng Construction Ltd.	6,514,330	3,825
Taiwan Semiconductor Co. Ltd.	2,987,290	3,800
UPC Technology Corp.	11,823,041	3,794
Test Rite International Co. Ltd.	5,094,000	3,793
China Man-Made Fiber Corp.	17,882,900	3,780
* Lite-On Semiconductor Corp.	2,712,000	3,743
Wei Chuan Foods Corp.	5,406,600	3,711
Sinyi Realty Inc.	3,765,541	3,705
YC INOX Co. Ltd.	4,661,200	3,686
ITE Technology Inc.	1,519,000	3,685
CMC Magnetics Corp.	14,093,950	3,620
Chia Hsin Cement Corp.	6,370,000	3,611
Sampo Corp.	4,557,800	3,584
Flytech Technology Co. Ltd.	1,593,650	3,522
* Yang Ming Marine Transport Corp.	16,296,725	3,509
Radium Life Tech Co. Ltd.	10,488,760	3,490
Darfon Electronics Corp.	2,854,000	3,490
* Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	3,484
Taiflex Scientific Co. Ltd.	1,971,920	3,456
Nichidenbo Corp.	2,115,460	3,428
Namchow Holdings Co. Ltd.	2,384,000	3,416
Swancor Holding Co. Ltd.	953,000	3,415
Taiwan Styrene Monomer	6,767,050	3,411
Kinik Co.	1,511,000	3,397
Ho Tung Chemical Corp.	12,634,459	3,385
TA-I Technology Co. Ltd.	1,349,750	3,350
* Johnson Health Tech Co. Ltd.	1,439,000	3,337
* China Metal Products	3,605,000	3,313
Sonix Technology Co. Ltd.	1,824,000	3,303
China General Plastics Corp.	5,577,073	3,295
Gemtek Technology Corp.	3,989,000	3,283
Zeng Hsing Industrial Co. Ltd.	725,000	3,281

* AmTRAN Technology Co. Ltd.	10,137,000	3,271
SDI Corp.	2,095,236	3,267
* Concraft Holding Co. Ltd.	737,821	3,227
Hsin Kuang Steel Co. Ltd.	3,518,000	3,209
Everlight Chemical Industrial Corp.	5,648,200	3,191
Xxentria Technology Materials Corp.	1,840,000	3,186
Yeong Guan Energy Technology Group Co. Ltd.	990,000	3,150
Gourmet Master Co. Ltd.	981,469	3,145
* Lealea Enterprise Co. Ltd.	12,494,930	3,135
Depo Auto Parts Ind Co. Ltd.	1,799,000	3,093
Pan-International Industrial Corp.	5,036,000	3,082
* Ton Yi Industrial Corp.	9,910,000	3,067
Yulon Nissan Motor Co. Ltd.	322,188	3,060
* Lotus Pharmaceutical Co. Ltd.	1,133,000	3,018
* Ritek Corp.	16,332,423	2,994
Asia Polymer Corp.	5,033,546	2,947
Ginko International Co. Ltd.	618,000	2,917
OptoTech Corp.	4,291,987	2,855
Ta Ya Electric Wire & Cable	7,412,000	2,839
* Shining Building Business Co. Ltd.	8,563,638	2,758
Pharmally International Holding Co. Ltd.	612,856	2,746
PharmaEngine Inc.	1,112,457	2,737
Firich Enterprises Co. Ltd.	2,778,040	2,733
Hu Lane Associate Inc.	1,052,000	2,714
Gloria Material Technology Corp.	5,139,640	2,714
* Orient Semiconductor Electronics Ltd.	6,664,792	2,697
Altek Corp.	2,882,000	2,696
Rich Development Co. Ltd.	8,591,000	2,696
China Chemical & Pharmaceutical Co. Ltd.	3,501,000	2,670
IEI Integration Corp.	1,546,920	2,661
* Silicon Integrated Systems Corp.	6,208,468	2,630
* CSBC Corp. Taiwan	3,058,540	2,589
* Taiwan Land Development Corp.	10,864,201	2,578
* Unizyx Holding Corp.	4,418,000	2,569
L&K Engineering Co. Ltd.	2,283,000	2,561
Huang Hsiang Construction Corp.	1,997,000	2,558
* Hong Pu Real Estate Development Co. Ltd.	3,153,000	2,557
* Dynamic Electronics Co. Ltd.	4,153,451	2,509
Rechi Precision Co. Ltd.	3,808,000	2,496
WUS Printed Circuit Co. Ltd.	2,236,840	2,453
Formosan Rubber Group Inc.	4,084,135	2,408
* Darwin Precisions Corp.	5,857,900	2,402
Evergreen International Storage & Transport Corp.	5,273,000	2,402
Quanta Storage Inc.	2,078,000	2,316
* HannsTouch Solution Inc.	7,036,115	2,292
CyberTAN Technology Inc.	4,414,000	2,283
Posiflex Technology Inc.	787,764	2,253
Cyberlink Corp.	602,000	2,215
* Tung Thih Electronic Co. Ltd.	871,000	2,197
Sunplus Technology Co. Ltd.	5,033,000	2,116
* Li Peng Enterprise Co. Ltd.	9,936,000	2,057
* Newmax Technology Co. Ltd.	1,301,000	2,047
Iron Force Industrial Co. Ltd.	680,000	2,047
CHC Healthcare Group	1,380,899	2,038
Bank of Kaohsiung Co. Ltd.	5,989,713	2,025
KEE TAI Properties Co. Ltd.	5,952,000	2,011
Wowprime Corp.	821,000	1,999

	Ichia Technologies Inc.	3,652,000	1,957
	Weltrend Semiconductor	1,901,567	1,932
	Li Cheng Enterprise Co. Ltd.	1,771,452	1,890
	TYC Brother Industrial Co. Ltd.	2,422,000	1,841
*	Motech Industries Inc.	5,824,883	1,797
	Global Brands Manufacture Ltd.	3,379,000	1,792
	Sincere Navigation Corp.	3,656,240	1,783
	Brogent Technologies Inc.	475,820	1,748
	Taiyen Biotech Co. Ltd.	1,596,000	1,728
	Basso Industry Corp.	1,277,000	1,693
*	Etron Technology Inc.	4,915,000	1,667
	Yungtay Engineering Co. Ltd.	870,400	1,635
	China Electric Manufacturing Corp.	4,310,200	1,619
*	ALI Corp.	1,718,275	1,614
	Kuo Toong International Co. Ltd.	2,995,514	1,611
*	Lingsen Precision Industries Ltd.	4,338,000	1,599
	Tyntek Corp.	3,436,000	1,587
	Zinwell Corp.	2,356,000	1,500
*	Chung Hwa Pulp Corp.	5,252,000	1,492
	Jess-Link Products Co. Ltd.	1,279,750	1,447
	Infortrend Technology Inc.	3,282,000	1,403
	Globe Union Industrial Corp.	3,327,000	1,392
	Senao International Co. Ltd.	1,417,000	1,357
*	Elitegroup Computer Systems Co. Ltd.	3,293,000	1,341
	Ability Enterprise Co. Ltd.	3,212,491	1,338
	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	1,283
	FSP Technology Inc.	1,548,120	1,263
*	AGV Products Corp.	5,064,370	1,248
*	Phihong Technology Co. Ltd.	4,014,000	1,226
	Advanced International Multitech Co. Ltd.	1,167,000	1,214
*	Toung Loong Textile Manufacturing	1,156,000	1,067
	Gigasolar Materials Corp.	298,000	1,036
	Sheng Yu Steel Co. Ltd.	1,532,000	919
*	Gigastorage Corp.	3,024,953	908
	Vivotek Inc.	351,349	882
*	Nien Hsing Textile Co. Ltd.	1,416,375	751
*,§	Unity Opto Technology Co. Ltd.	5,295,000	745
*,§	E-Ton Solar Tech Co. Ltd.	843,673	42
*,§	Ya Hsin Industrial Co. Ltd.	5,306,018	—
*,§	Green Energy Technology Inc.	2,819,000	—
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	—
*,§	XPEC Entertainment Inc.	988,965	—
			13,746,594
Thailand (2.7%)
	PTT PCL (Foreign)	196,845,815	246,944
	CP ALL PCL (Foreign)	71,597,621	156,754
	Airports of Thailand PCL (Foreign)	64,528,644	106,904
	Advanced Info Service PCL (Foreign)	14,904,406	88,475
	Bangkok Dusit Medical Services PCL	122,103,545	86,784
	Siam Cement PCL NVDR	6,822,296	83,709
	Siam Commercial Bank PCL (Foreign)	28,848,490	62,189
	PTT Exploration & Production PCL (Foreign)	19,270,184	56,479
	Siam Cement PCL (Foreign)	4,535,388	55,649
	Charoen Pokphand Foods PCL (Foreign)	50,635,917	54,870
	Central Pattana PCL	33,186,924	51,539
	Intouch Holdings PCL NVDR	27,690,917	50,514
	Gulf Energy Development PCL	46,467,705	50,384

	Kasikornbank PCL (Foreign)	17,480,135	45,553
	PTT Global Chemical PCL	27,005,079	40,841
	Home Product Center PCL	79,803,684	39,936
	BTS Group Holdings PCL	109,751,635	37,020
	Energy Absolute PCL	22,277,996	33,882
	Digital Telecommunications Infrastructure Fund	68,242,913	33,050
	Bangkok Expressway & Metro PCL	115,808,322	32,932
*	Minor International PCL (Foreign)	55,943,063	32,759
	Electricity Generating PCL (Foreign)	3,578,411	27,273
	Krung Thai Bank PCL (Foreign)	74,022,396	23,452
	Indorama Ventures PCL	28,811,935	23,177
*	Bangkok Commercial Asset Management PCL	28,850,100	22,864
	Delta Electronics Thailand PCL	6,033,100	22,039
	Land & Houses PCL	87,748,480	20,880
^	Osotspa PCL	15,264,000	20,837
	Bangkok Bank PCL (Foreign)	6,406,141	20,495
	Ratch Group PCL NVDR	10,362,968	19,888
	Krungthai Card PCL	19,433,431	19,234
^	Bumrungrad Hospital PCL (Foreign)	5,207,474	19,168
	TMB Bank PCL	619,259,700	18,918
	Thai Oil PCL (Foreign)	13,760,955	18,616
	Thai Union Frozen Products PCL (Foreign)	39,998,479	17,210
	Kasikornbank PCL	6,428,775	16,752
	Jasmine Broadband Internet Infrastructure Fund	51,961,937	16,508
	Com7 PCL (Foreign Shares)	13,315,500	16,344
^	Global Power Synergy PCL	7,337,240	16,159
^	CPN Retail Growth Leasehold REIT	20,508,600	16,129
^	Berli Jucker PCL	13,317,690	15,802
	Asset World Corp. PCL	113,722,800	14,701
	B Grimm Power PCL	8,841,847	13,933
	Muangthai Capital PCL	8,474,245	13,633
	True Corp. PCL	124,881,988	13,466
^	Banpu PCL	72,882,355	13,045
	Carabao Group PCL	3,310,505	12,918
^	Thanachart Capital PCL	11,316,656	12,644
*	Srisawad Corp. PCL	7,898,603	12,193
^	Siam Global House PCL	19,072,678	11,659
^	IRPC PCL (Foreign)	135,913,614	11,109
*,^	Total Access Communication PCL NVDR	9,083,845	10,702
	Kiatnakin Bank PCL	8,544,370	10,650
^	WHA Corp. PCL	96,989,106	10,046
	Tisco Financial Group PCL (Foreign)	4,622,768	9,660
^	Sri Trang Agro-Industry PCL	11,836,161	9,597
	Thailand Future Fund	27,916,700	9,585
	Supalai PCL	17,211,185	9,063
	Siam Commercial Bank PCL NVDR	4,158,020	8,964
	KCE Electronics PCL	9,909,014	8,917
*	TQM Corp. PCL (Foreign Shares)	2,054,000	8,806
^	Bangchak Corp. PCL	13,885,466	8,662
^	TOA Paint Thailand PCL	6,638,534	8,271
	TTW PCL	18,618,234	8,006
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	16,824,300	8,003
	Hana Microelectronics PCL (Foreign)	6,858,383	7,990
	Tipco Asphalt PCL	8,827,530	7,942
	BTS Rail Mass Transit Growth Infrastructure Fund	34,687,973	7,795
^	CK Power PCL	46,943,372	7,622
^	CH Karnchang PCL	12,900,463	7,588

	Bangkok Chain Hospital PCL	15,540,045	7,499
^	Vgi PCL	35,311,700	7,496
^	Sino-Thai Engineering & Construction PCL	14,595,863	6,946
^	Tisco Financial Group PCL	3,244,993	6,781
*	Central Plaza Hotel PCL	8,992,213	6,478
	Krung Thai Bank PCL NVDR	19,542,000	6,191
	Asian Property Development PCL (Foreign)	29,833,742	5,900
^	Quality Houses PCL	82,803,151	5,640
^	Siam City Cement PCL (Foreign)	1,154,106	5,599
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	5,555
	Siam Makro PCL	4,220,600	5,486
	Frasers Property Thailand Industrial Freehold & Leasehold REIT (Foreign
	Shares)	11,473,069	5,412
^	Jasmine International PCL	48,587,955	5,377
	Chularat Hospital PCL	70,435,346	5,246
	Bangkok Land PCL	153,591,878	5,179
	Amata Corp. PCL	10,656,077	5,141
	Thai Vegetable Oil PCL	5,421,811	5,093
§	Pruksa Real Estate PCL	11,775,000	5,068
	Super Energy Corp. PCL	173,390,819	4,964
	AEON Thana Sinsap Thailand PCL	1,360,700	4,725
	Intouch Holdings PCL (Foreign)	2,385,688	4,352
	Gunkul Engineering PCL	49,673,666	4,277
	Star Petroleum Refining PCL	18,171,668	4,067
	TPI Polene PCL	94,560,561	3,886
^	Banpu Power PCL	7,956,139	3,860
*,^	Esso Thailand PCL	15,592,973	3,815
	TPI Polene Power PCL	28,678,800	3,683
	Bcpg PCL	7,431,682	3,678
^	PTG Energy PCL	6,034,746	3,669
	Thaifoods Group PCL	24,111,275	3,656
	Major Cineplex Group PCL	7,580,797	3,483
^	Bangkok Life Assurance PCL (Foreign)	6,044,577	3,145
	Pruksa Holding PCL	8,560,530	3,108
	Plan B Media PCL	17,440,500	3,003
	MK Restaurants Group PCL	1,889,900	2,991
^	Gfpt PCL	6,838,096	2,925
	Spcg PCL	4,865,704	2,893
	Sansiri PCL (Foreign)	121,822,306	2,780
*	U City PCL	57,031,569	2,674
^	Taokaenoi Food & Marketing PCL	7,187,081	2,146
^	Ratchthani Leasing PCL	17,436,900	1,984
	Thoresen Thai Agencies PCL	20,290,987	1,968
	Mbk PCL	5,083,822	1,926
^	LPN Development PCL	12,230,497	1,917
*,^	BEC World PCL (Foreign)	12,675,827	1,865
*,^	Italian-Thai Development PCL	53,232,231	1,796
*	Com7 PCL (Ordinary Shares)	1,418,900	1,742
	Bangkok Airways PCL	8,886,424	1,626
	Origin Property PCL	7,239,219	1,536
^	Thaicom PCL	8,311,185	1,442
*,^	Precious Shipping PCL	8,194,263	1,410
*	Thai Airways International PCL (Foreign)	14,720,268	1,389
	Unique Engineering & Construction PCL	7,464,209	1,223
^	Thonburi Healthcare Group PCL	1,841,900	1,147
	Univentures PCL	11,781,451	1,127
^	Samart Corp. PCL	6,186,920	996

^	Workpoint Entertainment PCL	3,113,234	991
*,^	Group Lease PCL (Foreign)	7,037,424	737
	Cal-Comp Electronics Thailand PCL	11,861,375	719
^	Beauty Community PCL	14,682,396	661
	Bangkok Life Assurance PCL	812,857	423
*	BTS Group Holdings PCL Warrants Exp. 12/31/2021	12,430,793	367
*,^	Group Lease PCL NVDR	2,820,600	295
*	TQM Corp. PCL (Ordinary Shares)	57,400	246
	Frasers Property Thailand Industrial Freehold & Leasehold REIT (Ordinary
	Shares)	416,900	197
^	Maybank Kim Eng Securities Thailand PCL	563,800	160
*	Minor International PCL Warrants Exp. 12/31/2021	2,740,538	87
	Ratch Group PCL (Foreign)	34,004	65
*	Samart Corp. PCL Warrants Exp. 05/08/2021	3,873,466	37
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	44,770,180	14
*,^	Group Lease PCL	10,725	1
			2,350,043
Turkey (0.6%)
	BIM Birlesik Magazalar AS	6,044,764	61,713
	Turkcell Iletisim Hizmetleri AS	14,647,493	31,092
*	Turkiye Garanti Bankasi AS	28,382,486	28,530
*	Akbank TAS	36,048,508	27,115
	KOC Holding AS	11,553,600	26,778
*	Tupras Turkiye Petrol Rafinerileri AS	1,689,647	20,023
	Aselsan Elektronik Sanayi Ve Ticaret AS	3,969,406	19,999
	Eregli Demir ve Celik Fabrikalari TAS	18,244,207	19,928
	Haci Omer Sabanci Holding AS (Bearer)	12,051,287	14,446
*	Turkiye Is Bankasi AS	19,351,576	13,321
*	Turk Hava Yollari AO	7,448,498	11,320
	Ford Otomotiv Sanayi AS	850,411	10,076
*	Turkiye Vakiflar Bankasi TAO	14,401,549	9,327
	Enka Insaat ve Sanayi AS	9,477,476	8,845
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	24,907,887	7,992
*	Koza Altin Isletmeleri AS	620,049	7,693
*	Petkim Petrokimya Holding AS	13,722,975	7,681
*	Ulker Biskuvi Sanayi AS	2,063,111	7,673
	Turk Telekomunikasyon AS	7,195,826	7,465
*	Arcelik AS	2,248,700	7,448
	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,642,909	7,321
	Turkiye Sise ve Cam Fabrikalari AS	8,314,334	6,870
*	Turkiye Halk Bankasi AS	8,582,913	6,798
*	Sok Marketler Ticaret AS	3,463,609	6,716
*	Yapi ve Kredi Bankasi AS	20,730,625	6,360
	Tofas Turk Otomobil Fabrikasi AS	1,665,146	6,058
	Coca-Cola Icecek AS	892,525	5,740
	TAV Havalimanlari Holding AS	2,304,553	5,496
	Tekfen Holding AS	2,381,990	5,201
*	Koza Anadolu Metal Madencilik Isletmeleri AS	2,505,894	5,122
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	11,842,575	5,066
*	Bera Holding AS	4,220,590	4,990
	Soda Sanayii AS	5,195,678	4,863
*	AG Anadolu Grubu Holding AS	1,743,478	4,658
*	Gubre Fabrikalari TAS	1,098,467	4,616
*	Migros Ticaret AS	627,952	4,045
	Dogan Sirketler Grubu Holding AS	13,114,112	3,962
1	Enerjisa Enerji AS	3,242,255	3,843
*	Pegasus Hava Tasimaciligi AS	491,165	3,350

*	Sasa Polyester Sanayi AS	1,708,122	3,310
	Trakya Cam Sanayii AS	5,344,418	2,896
*,1	Mavi Giyim Sanayi Ve Ticaret AS	482,709	2,858
	Turk Traktor ve Ziraat Makineleri AS	178,642	2,771
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,456,375	2,745
	Oyak Cimento Fabrikalari AS	2,280,798	2,704
*	Aksa Enerji Uretim AS Class B	3,336,825	2,629
*,1	MLP Saglik Hizmetleri AS	1,023,742	2,586
*	Turkiye Sinai Kalkinma Bankasi AS	15,918,812	2,585
*	Vestel Elektronik Sanayi ve Ticaret AS	1,015,165	2,548
*	Logo Yazilim Sanayi Ve Ticaret AS	189,385	2,464
	Otokar Otomotiv Ve Savunma Sanayi AS	96,837	2,337
	Aksigorta AS	1,858,198	2,017
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,497,548	1,933
	Iskenderun Demir ve Celik AS	1,986,681	1,931
*	Zorlu Enerji Elektrik Uretim AS	5,411,670	1,878
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,076,227	1,874
	Aygaz AS	964,135	1,749
*	Is Gayrimenkul Yatirim Ortakligi AS	5,936,574	1,724
	Tat Gida Sanayi AS	1,010,468	1,668
	EGE Endustri VE Ticaret AS	15,125	1,572
	Aksa Akrilik Kimya Sanayii AS	1,465,718	1,560
	Anadolu Cam Sanayii AS	2,137,614	1,499
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	2,382,079	1,487
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,173,240	1,381
*	Alarko Holding AS	1,736,437	1,355
	Kordsa Teknik Tekstil AS	726,453	1,240
*	Albaraka Turk Katilim Bankasi AS	5,018,782	1,142
	Dogus Otomotiv Servis ve Ticaret AS	444,130	1,085
*	Cimsa Cimento Sanayi VE Ticaret AS	624,616	1,045
	Polisan Holding AS	2,142,054	1,014
	Akcansa Cimento AS	526,035	963
*	Sekerbank Turk AS	4,164,120	885
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	500,444	810
*	NET Holding AS	1,995,322	721
*	Konya Cimento Sanayii AS	8,990	609
*,§	Asya Katilim Bankasi AS	6,317,442	—
			515,115
United Arab Emirates (0.6%)
	First Abu Dhabi Bank PJSC	59,196,903	179,511
	Emirates Telecommunications Group Co. PJSC	23,613,738	106,769
§	Abu Dhabi Commercial Bank PJSC	36,113,841	49,931
*	Emaar Properties PJSC	47,773,248	33,786
	Aldar Properties PJSC	52,320,491	24,859
	Dubai Islamic Bank PJSC	24,304,013	24,841
	Abu Dhabi Islamic Bank PJSC	12,242,367	12,418
*	Emaar Malls PJSC	27,153,043	9,882
	Air Arabia PJSC	31,116,029	9,761
	Dana Gas PJSC	45,419,325	8,930
	Dubai Investments PJSC	27,977,228	8,823
*	Emaar Development PJSC	10,968,865	6,093
*	DAMAC Properties Dubai Co. PJSC	23,666,452	5,855
	GFH FINANCIAL GROUP BSC	36,784,279	5,811
	Dubai Financial Market PJSC	22,461,343	4,949
*	Arabtec Holding PJSC	10,929,061	3,865
*	Union Properties PJSC	28,224,603	2,215
*	Eshraq Investments PJSC	17,936,290	1,674

	RAK Properties PJSC			14,727,997	1,504
*	Deyaar Development PJSC			19,735,903	1,459
*	DXB Entertainments PJSC			36,448,757	1,214
*,§	Drake & Scull International PJSC			4,230,859	426
					504,576
Total Common Stocks (Cost $70,552,279)					84,324,291
		Coupon
Temporary Cash Investments (2.1%)
Money Market Fund (1.9%)
2,3 Vanguard Market Liquidity Fund		0.194%		16,317,524	1,631,752

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
4	United States Cash Management Bill	0.116%	9/29/20	39,000	38,994
4	United States Cash Management Bill	0.165%	11/3/20	40,000	39,990
4	United States Cash Management Bill	0.145%	12/15/20	48,000	47,981
4	United States Treasury Bill	0.087%	9/24/20	9,000	8,999
	United States Treasury Bill	0.109%	12/31/20	730	730
					136,694
Total Temporary Cash Investments (Cost $1,768,133)					1,768,446
Total Investments (100.0%) (Cost $72,320,412)					86,092,737
Other Assets and Liabilities -Net (-0.0%)					(32,360)
Net Assets (100%)					86,060,377
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $574,999,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $2,712,945,000, representing 3.2% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $645,214,000 was received for securities on loan, of which $ 640,676,000 is held in Vanguard Market
Liquidity Fund and $4,538,000 is held in cash.
4 Securities with a value of $135,970,000 and cash of $6,907,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR —Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Emerging Markets Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000)

							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index			September 2020		23,762	1,270,435	101,052
E-mini S&P 500 Index			September 2020		1,120	182,756	12,668
							113,720

Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement				Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Standard
Charter Bank	8/4/20	HKD	1,769,394	USD	228,309	—	(8)
Standard
Charter Bank	10/6/20	HKD	800,000	USD	103,226	—	(6)
State Street
Bank & Trust
Co.	8/4/20	HKD	130,306	USD	16,852	—	(1)
Morgan
Stanley Capital
Services LLC	8/4/20	USD	245,115	HKD	1,900,000	—	(38)
Standard
Charter Bank	10/6/20	USD	228,309	HKD	1,769,394	14	—
						14	(53)
HKD—Hong Kong dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
					Floating
					Interest
					Rate	Value and	Value and
				Notional	(Received	Unrealized	Unrealized
		Termination		Amount	Paid)[1]	Appreciation	(Depreciation)
Reference Entity		Date	Counterparty	($000)	(% )	($000)	($000)
FTSE China A Stock
Connect CNY Net Tax Index		6/22/21	BOANA	203,689	5.838	33,132	—

1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.

BOANA—Bank of America, N.A.
JPM—JPMorgan Chase Bank, N.A.

Emerging Markets Stock Index Fund

At July 31, 2020, a counterparty had deposited in a segregated account cash of $29,250,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Emerging Markets Stock Index Fund

D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisio ns whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also receives a fixed rate spread related to the reference stock and pays a floating rate based on short-term rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund

Emerging Markets Stock Index Fund

under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	7,722,440	16	9,036	7,731,492
Common Stocks—Other	12,313,109	64,114,279	165,411	76,592,799
Temporary Cash Investments	1,631,752	136,694	—	1,768,446
Total	21,667,301	64,250,989	174,447	86,092,737
Derivative Financial Instruments
Assets
Futures Contracts[1]	823	—	—	823
Forward Currency Contracts	—	14	—	14
Swap Contracts	—	33,132	—	33,132
Total	823	33,146	—	33,969
Liabilities
Futures Contracts[1]	9,148	—	—	9,148
Forward Currency Contracts	—	53	—	53
Total	9,148	53	—	9,201
1 Represents variation margin on the last day of the reporting period.